                                                         File Numbers 333-109853
                                                                        811-4585
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment Number




                     Post-Effective Amendment Number 15




                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940




                              Amendment Number 104




                     MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                          (Exact Name of Registrant)

                       Minnesota Life Insurance Company
            (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
             (Address of Depositor's Principal Executive Offices)

                                1-651-665-3500
              (Depositor's Telephone Number, including Area Code)


                             Gary R. Christensen


              Senior Vice President, General Counsel and Secretary

                       Minnesota Life Insurance Company
                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate box):




      immediately upon filing pursuant to paragraph (b) of Rule 485
   ---


    X   on May 1, 2014 pursuant to paragraph (b) of Rule 485
   ---



       60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---


       on (date) pursuant to paragraph (a)(1) of Rule 485
   ---


If appropriate, check the following:

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
   ---

Title of Securities Being Registered: Variable Adjustable Life Insurance
Policies.

--------------------------------------------------------------------------------

Prospectus

Minnesota Life Insurance Company
Minnesota Life Variable Life Account

Variable Adjustable Life Insurance Policy

    This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life"). The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

    Variable Adjustable Life policy values may be invested in our separate account called the Minnesota Life Variable Life Account ("Variable Life Account"). Policy values may also be invested in a general account option. The actual cash value of each Policy will vary with the investment experience of these options.

    You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your registered representative or financial adviser.

The Variable Life Account invests its assets in the following Fund Portfolios:
[LOGO] Advantus /R/ CAPITAL MANAGEMENT

Securian Funds Trust

..  SFT Advantus Bond Fund -- Class 2 Shares
..  SFT Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
..  SFT Advantus Index 500 Fund -- Class 2 Shares
..  SFT Advantus International Bond Fund -- Class 2 Shares
..  SFT Advantus Money Market Fund
..  SFT Advantus Mortgage Securities Fund -- Class 2 Shares
.. SFT Advantus Real Estate Securities Fund -- Class 2 Shares .. SFT Ivy(R) Growth Fund*
..  SFT Ivy(R) Small Cap Growth Fund*
..  SFT Pyramis(R) Core Equity Fund -- Class 2 Shares
..  SFT T. Rowe Price Value Fund

  *'Ivy' is the registered Service Mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AllianceBernstein Variable Products Series Fund, Inc.
..  International Value Portfolio -- Class B Shares

[LOGO]

American Century Variable Portfolios, Inc.
..  VP Income & Growth Fund -- Class II Shares



American Century Variable Portfolios II, Inc.
..  VP Inflation Protection Fund -- Class II Shares


[LOGO]


American Funds Insurance Series(R)
..  Global Bond Fund/SM/ -- Class 2 Shares
..  Global Growth Fund/SM/ -- Class 2 Shares
..  Global Small Capitalization Fund/SM/ -- Class 2 Shares
..  Growth Fund/SM/ -- Class 2 Shares
..  Growth-Income Fund/SM/ -- Class 2 Shares
..  International Fund/SM/ -- Class 2 Shares
..  New World Fund(R) -- Class 2 Shares
..  U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares

[LOGO]
Fidelity/R/
INVESTMENTS

Fidelity(R) Variable Insurance Products Funds


..  Equity-Income Portfolio -- Service Class 2 Shares


..  Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



Franklin Templeton Variable Insurance Products Trust

..  Franklin Mutual Shares VIP Fund -- Class 2 Shares
..  Franklin Small Cap Value VIP Fund -- Class 2 Shares
..  Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
..  Templeton Developing Markets VIP Fund -- Class 2 Shares


[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust
..  Goldman Sachs High Quality Floating Rate Fund -- Service Shares

[LOGO] i.b.botson.
       ETF allocation
           series.....

ALPS Variable Investment Trust
.. Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares* .. Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares*
..  Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares*
..  Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares*
..  Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares*

  *These portfolios are structured as fund of funds that invest directly in shares of underlying funds.

[LOGO] Invesco



AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
..  Invesco V.I. American Value Fund -- Series II Shares
..  Invesco V.I. Comstock Fund -- Series II Shares


..  Invesco V.I. Equity and Income Fund -- Series II Shares
..  Invesco V.I. Growth and Income Fund -- Series II Shares
..  Invesco V.I. Small Cap Equity Fund -- Series II Shares

[LOGO] IVY FUNDS
Variable Insurance Portfolios



Ivy Funds Variable Insurance Portfolios
..  Ivy Funds VIP Asset Strategy
..  Ivy Funds VIP Balanced
..  Ivy Funds VIP Core Equity
..  Ivy Funds VIP Global Natural Resources


..  Ivy Funds VIP High Income
..  Ivy Funds VIP International Core Equity
..  Ivy Funds VIP International Growth
..  Ivy Funds VIP Micro Cap Growth
..  Ivy Funds VIP Mid Cap Growth
..  Ivy Funds VIP Science and Technology


..  Ivy Funds VIP Small Cap Value
..  Ivy Funds VIP Value

[LOGO] JANUS

Janus Aspen Series
..  Balanced Portfolio -- Service Shares
..  Forty Portfolio -- Service Shares
..  Overseas Portfolio -- Service Shares
..  Perkins Mid Cap Value Portfolio -- Service Shares

[LOGO] MFS/(SM)/




MFS(R) Variable Insurance Trust/ /


..  Mid Cap Growth Series -- Service Class Shares



[LOGO]

The Universal Institutional Funds, Inc.
..  Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares

[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..  Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares


[LOGO]


Oppenheimer Variable Account Funds


..  Main Street Small Cap Fund(R)/VA -- Service Shares

..  Oppenheimer International Growth Fund/VA -- Service Shares




PIMCO Variable Insurance Trust
..  PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
..  PIMCO VIT Total Return Portfolio -- Advisor Class Shares


[LOGO] Putnam Investments

Putnam Variable Trust
..  Putnam VT Equity Income Fund -- Class IB Shares
..  Putnam VT Growth and Income Fund -- Class IB Shares
..  Putnam VT International Equity Fund -- Class IB Shares
..  Putnam VT Multi-Cap Growth Fund -- Class IB Shares
..  Putnam VT Voyager Fund -- Class IB Shares



    Please note that the Policy and the Fund portfolios:
       .   are not guaranteed to achieve their goals;
       .   are not federally insured;
       .   are not endorsed by any bank or government agency; and
       .   are subject to risks, including loss of the amount invested.

    This prospectus must be accompanied by the current prospectuses of the Funds. You should read the prospectus carefully and retain it for future reference.

    The Policy has not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

   [LOGO] MINNESOTA LIFE
    400 Robert Street North . St. Paul, Minnesota 55101-2098
    Ph 651/665-3500 . http:/www.minnesotalife.com


    Dated:  May 1, 2014

Table of Contents


         Summary of Benefits and Risks                                    1

         General Descriptions                                             6
               Minnesota Life Insurance Company                           6
               Variable Life Account                                      7
               The Funds                                                  7
               Additions, Deletions or Substitutions                     12
               The Guaranteed Interest Account                           13
               Payments Made by Underlying Mutual Funds                  14

         Detailed Information about the Variable Adjustable
           Life Insurance Policy                                         15
               Adjustable Life Insurance                                 15
               Policy Adjustments                                        16
               Applications and Policy Issue                             19
               Policy Premiums                                           19
               Actual Cash Value                                         22
               Death Benefit Options                                     27
               Policy Loans                                              28
               Surrender                                                 29
               Free Look                                                 30
               Policy Charges                                            30
               Other Policy Provisions                                   32
               Additional Benefits                                       35

         Other Matters                                                   35
               Federal Tax Status                                        35
               Voting Rights                                             42
               Compensation Paid for the Sale of Policies                42
               Legal Proceedings                                         44
               Registration Statement                                    44

         Statement of Additional Information                             45

Summary of Benefits and Risks


The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant features. The summary is not comprehensive and you should review the information contained elsewhere in this prospectus. This prospectus describes a variable adjustable life insurance policy called VAL Summit. As the policy owner, you can exercise all the rights under the Policy, including the right to change the owner and the beneficiary and the right to make policy adjustments. This kind of policy is intended for the use of persons who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. This policy is no longer issued after December 31, 2013.


What are some of the benefits of the Policy?

The Policy described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures, and significant and useful market sensitive investment features.

What is the guaranteed plan of insurance?

For any given level of premium, face amount and death benefit option, we guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which you must pay premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have insurance coverage for life, with premiums payable for 30 years. See "Adjustable Life Insurance."

What makes the Policy "Adjustable"?

The Policy is called "Adjustable" because it allows you the flexibility to tailor your Policy to your needs at issue and thereafter to change or adjust your Policy as your insurance needs change. Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and death benefit option that you need. Based on these three factors, we will calculate the guaranteed plan of insurance. Some limitations do apply to policy adjustments. See "Policy Adjustments."

The maximum plan of insurance available is a whole life plan where the Policy becomes paid up after the payment of ten annual base premiums. The minimum plan of insurance that we offer at original issue is a protection plan that provides guaranteed insurance coverage for ten years with premiums payable for ten years. See "Adjustable Life Insurance." A protection plan of insurance guarantees insurance coverage and a certain premium level, for a specified number of years, always less than for whole life. A protection plan offers the most insurance protection with the lowest initial level of premiums and with the least cash value.

For any given face amount and death benefit option, you may select a premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid up.

What makes the Policy "Variable"?

The Policy is called "Variable" because unlike traditional whole life and universal life contracts which provide for accumulations of contract values at fixed rates determined by the insurance company, the value in the Policy may be invested in a separate account of ours called the Minnesota Life Variable Life Account. The sub-accounts of the separate account are invested in corresponding Portfolios of the

Funds. Your policy values invested in these sub-accounts will fluctuate with the performance of the sub-accounts and will reflect market rates of return. See "Variable Life Account" and "The Funds."

Those seeking the traditional insurance protections of a guaranteed cash value may allocate premiums to the guaranteed interest account, which is a general account option with a guaranteed accumulation at a fixed rate of interest. With the guaranteed interest account, you do not bear the risk that adverse investment performance will depreciate the account value. See "The Guaranteed Interest Account."

What death benefit options are offered under the Policy?

The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable nonguaranteed elements, including investment returns, will be reflected in increased actual cash values. The death benefit will vary only if necessary to satisfy the definition of life insurance under the Internal Revenue Code.

The Protection Option provides a variable death benefit equal to the guaranteed face amount plus the policy value. Favorable nonguaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased actual cash values. See "Death Benefit Options."


Do you have access to your policy values?

Yes. Your policy value is the actual cash value plus any policy loan. See "Actual Cash Value." You may transfer actual cash values among the available investment options, make a partial surrender of the actual cash values, or surrender the Policy. There may be a Surrender Charge when the Policy is surrendered. See "Transfers" and "Surrender." You may also borrow up to 90 percent of your policy value less surrender charge as a policy loan. See "Policy Loans." Some of these transactions may have significant tax consequences. See "Federal Tax Status."

What are some of the risks of the Policy?

There is an investment risk. A variable adjustable life insurance policy is intended for those who wish to combine both life insurance and the accumulation of cash values; it is not suitable as a short-term investment vehicle. The values in the sub-accounts have no guaranteed minimum account value. The claims-paying ability of Minnesota Life as measured by independent rating agencies does not provide any guarantees of the investment performance of the Variable Life Account. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. Additional information concerning investment objectives and policies of the Portfolios (including a comprehensive discussion of the risks of each Portfolio) may be found in the current prospectuses for each Fund which accompany this prospectus. You should carefully review each Fund prospectus before purchasing the Policy. See "Actual Cash Value."

There is a risk that a Policy will terminate. This will occur if there is insufficient actual cash value to cover policy charges, or if there is no actual cash value when there is a policy loan. Policy loans may increase the risk that the Policy will terminate. If a Policy with a substantial loan terminates, there may be significant negative tax consequences. Policy loans may also have a negative impact on the cash value, and may reduce the death benefit. See "Policy Premiums."

You may fully surrender the Policy. In some situations there will be a Surrender Charge. Surrendering your Policy may have significant tax consequences.

You may make a partial surrender of the actual cash values. A partial surrender may be subject to a transaction charge equal to the lesser of $25 or 2 percent of the amount of the partial surrender. A partial surrender will reduce the account value and the death benefit and will increase the risk of lapse or termination. In addition, a partial surrender may have significant tax consequences. See "Federal Tax Status."

There is risk that the Policy may not qualify as life insurance for federal tax purposes. We believe that a Policy issued on the basis of a standard premium class should so qualify. However, it is not clear whether a Policy issued on a sub-standard basis would qualify. Failure to qualify would mean that the death proceeds would be included in the beneficiary's gross income for federal income tax purposes, and that cash values are constructively received prior to when they are actually received.

There is also a risk that a Policy qualifying as life insurance will be treated as a modified endowment contract ("MEC"). A MEC is treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as cash withdrawals, loans or amounts received from partial or total surrender of the Policy are includable in gross income on an income-first basis. With certain exceptions, the tax treatment includes a ten percent additional income tax imposed on the portion of any distribution that is included in income. See "Federal Tax Status."

The guaranteed principal account is part of our general account, which consists of all assets owned by us other than those in the variable life account and any other separate accounts which we may establish. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

The Policy may also be unsuitable as a short-term savings vehicle due to the costs of insurance and expenses charged. Furthermore, Portfolio values could decline depending upon changes in the underlying funds. Depending upon the timing of withdrawals, owners could lose all or part of their premium payments.

Summary Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

Transaction Fees

This table describes the fees and expenses that you will pay at the time that you buy the Policy, pay premiums, surrender the Policy, adjust the Policy or make transfers between the investment options.

         Charge             When Charge is Deducted        Amount Deducted
Premium Charge             Upon premium payment       Maximum of 5.75 percent
                                                      of premium in all years(1)
Policy Adjustment          At policy adjustment for   $25
Transaction Charge(2)      changes in premium, face
                           amount, plan of
                           insurance, and death
                           benefit option
Partial Surrender          At partial surrender       Lesser of $25 or 2
Transaction Charge                                    percent of partial
                                                      surrender amount
Transfer Transaction       At transfer of cash values Maximum of $25; currently
Charge                                                $10(3)
Surrender Charge           At policy surrender or     Maximum of the sum of all
                           termination                monthly Policy Issue
                                                      Charges, remaining unpaid
                                                      from the time of
                                                      surrender or termination
                                                      to the end of the
                                                      applicable ten year
                                                      period(4)

(1) The premium charge applies to base premiums and non-repeating premiums. It does not apply to premiums for Additional Benefits. See "Additional Benefits." This charge is currently 5.75 percent on base premiums and 3 percent on non-repeating premiums. Base premiums are premiums paid for the basic policy before any premiums for additional benefits. Non-repeating premiums are premiums paid in addition to planned premiums.

(2) See "Policy Adjustments."

(3) Currently, no transfer transaction charge is assessed.

(4) The Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in premium or net amount at risk. See Periodic Charges table below. If the Policy is terminated or surrendered during that ten year period, we will assess a Surrender Charge. The maximum Surrender Charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value.

       Periodic Charges Other Than Investment Option Operating Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including fees and expenses of the variable investment options.

         Charge             When Charge is Deducted        Amount Deducted
Monthly Policy Charge      Monthly                    Maximum of $12 plus
                                                      $0.0125 per $1,000 of
                                                      face amount; currently $5
                                                      plus $0.0125 per $1,000
                                                      of face amount
Policy Issue Charge(1)     Monthly                    Maximum of $146.36 and
                                                      minimum of $0.46 per
                                                      $1,000 of face amount

                                                      The charge for a
                                                      representative male
                                                      nonsmoker standard risk
                                                      age 45 would be $2.44 per
                                                      $1,000 of face amount
Cost of Insurance Charge   Monthly                    Maximum of $83.33 and
                                                      minimum of $0.01 per
                                                      $1,000 of net amount at
                                                      risk(2)

                                                      The charge for a
                                                      representative male
                                                      nonsmoker preferred
                                                      select risk age 45 would
                                                      be $0.07 per $1,000 of
                                                      net amount at risk(3)
Cash Extra Charge(3)       Monthly                    Maximum of $76 and
                                                      minimum of $0.00 per
                                                      $1,000 of net amount at
                                                      risk(2)

                                                      The charge for a
                                                      representative male
                                                      nonsmoker risk age 45
                                                      would be $0.01 per $1,000
                                                      of face amount(3)
Mortality and Expense      Daily                      An annual rate of 0.50
Risk Charge                                           percent of average daily
                                                      net assets of Variable
                                                      Life Account
Loan Interest Charge(4)    Annually and upon policy   Loan interest accrues
                           adjustment                 daily at an annual rate
                                                      of 5 percent of loan
                                                      amount

         Charge             When Charge is Deducted        Amount Deducted
Additional Benefits:
 a)Waiver of Premium       Upon premium payment        a)Maximum of $11.24 and
   Agreement                                             minimum of $0.12 per
                                                         $1,000 of face amount
                                                         annually

                                                      The charge for a
                                                      representative male
                                                      nonsmoker age 30 would be
                                                      $0.30 per $1,000 of face
                                                      amount annually(4)
 b)Inflation Agreement     Annually                    b)$8 annually
 c)Face Amount Increase    Upon premium payment        c)Maximum of $2.29 and
   Agreement                                             minimum of $0.65 per
                                                         $1,000 of agreement
                                                         coverage annually

                                                      The charge for a
                                                      representative male age 7
                                                      would be $0.87 per $1,000
                                                      of agreement coverage
                                                      annually(5)
 d)Business Continuation   Upon premium payment        d)Maximum of $35.04 and
   Agreement                                             minimum of $0.10 per
                                                         $1,000 of agreement
                                                         coverage annually
                                                      The charge for a
                                                      representative male and
                                                      female both nonsmokers
                                                      age 40 would be $0.10 per
                                                      $1,000 of agreement
                                                      coverage annually(6)
 e)Family Term Agreement   Upon premium payment        e)$5 per $1,000 of
                                                         agreement coverage
                                                         annually

(1) A Policy Issue Charge is assessed during the first ten years after policy issue or policy adjustment involving an increase in premium or in the net amount at risk. The charge varies by the age and underwriting class of the insured. The charge may not be representative of the charge for a particular insured. More information regarding the charge for a specific insured is available upon request to us.

(2) Net amount at risk is defined as death benefit minus policy value.

(3) The charge varies by the age and underwriting class of the insured. The charge may not be representative of the charge for a particular insured. More information regarding the charge for a specific insured is available upon request to us.

(4) See "Policy Loan Interest."

(5) The charge varies by the age of the insured. The charge may not be representative of the charges for a particular insured. More information regarding the charge for a specific insured is available upon request to us.

(6) The charge varies by the ages and underwriting classes for particular insureds. More information regarding the charge for specific insureds is available upon request to us.

                 Total Annual Operating Expenses of the Funds


This table describes the total annual operating expenses associated with the Funds that you will pay while you own the Policy. The table shows the minimum and maximum expenses (as a percentage of Fund assets) charged by any of the Funds for the fiscal year ended December 31, 2013. More detail concerning a particular Fund and its portfolios' fees and expenses is contained in the prospectus for that Fund.



                          Charge                     Minimum Maximum
               Total Fees and Expenses(1)(2)(3)       0.48%   2.06%


(1) The total fees and expenses include the investment management fee, distribution (12b-1) fee and other expense for the Funds.

(2) The table showing the range of expenses for the Portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds of ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the Portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.


(3) The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2013 was 0.59 percent, resulting in a net annual portfolio company operating expense of 1.47 percent for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.


General Descriptions

Minnesota Life Insurance Company

We are Minnesota Life Insurance Company, a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company, a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named Minnesota Mutual Companies, Inc. The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named Minnesota Life Insurance Company. All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named Securian Financial Group, Inc., which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

Variable Life Account

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. Minnesota Life is obligated to pay all amounts promised to policy owners and beneficiaries under the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 67 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.


The Funds

Below is a list of the Portfolios and their investment adviser and/or sub-adviser, and investment objective. Prospectuses for the Portfolios accompany this Prospectus. Prospectuses for the Portfolios contain more detailed information about each Portfolio, including discussion of the Portfolio's investment techniques and risks associated with its investments. No assurance can be given that a Portfolio will achieve its investment objective. You should carefully read the prospectuses for the Portfolios before investing in the Policy.

Note: If you received a summary prospectus for a Portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.


              Fund Name                         Investment Adviser                    Investment Objective
              ---------                         ------------------                    --------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund -     Invesco Advisers, Inc.                 To provide above-average total return
Series II Shares                                                              over a market cycle of three to five
                                                                              years by investing in common stocks
                                                                              and other equity securities.
Invesco V.I. Comstock Fund - Series    Invesco Advisers, Inc.                 Seeks capital growth and income
II Shares                                                                     through investments in equity
                                                                              securities, including common stocks,
                                                                              preferred stocks and securities
                                                                              convertible into common and
                                                                              preferred stocks.
Invesco V.I. Equity and Income Fund -  Invesco Advisers, Inc.                 The fund's investment objectives are
Series II Shares                                                              both capital appreciation and current
                                                                              income.
Invesco V.I. Growth and Income Fund -  Invesco Advisers, Inc.                 Seeks long-term growth of capital and
Series II Shares                                                              income.
Invesco V.I. Small Cap Equity Fund -   Invesco Advisers, Inc.                 The fund's investment objective is
Series II Shares                                                              long-term growth of capital.

              Fund Name                         Investment Adviser                      Investment Objective
              ---------                         ------------------                      --------------------
AllianceBernstein Variable Products Series Fund, Inc.:
International Value Portfolio - Class  AllianceBernstein L.P.                 The Portfolio's investment objective is
B Shares                                                                      long-term growth of capital.
ALPS Variable Investment Trust (Ibbotson):
Ibbotson Aggressive Growth ETF Asset   ALPS Advisors, Inc.,                   Seeks to provide investors with capital
Allocation Portfolio - Class II Shares Sub-Adviser: Ibbotson Associates, Inc. appreciation.
Ibbotson Balanced ETF Asset            ALPS Advisors, Inc.,                   Seeks to provide investors with capital
Allocation Portfolio - Class II Shares Sub-Adviser: Ibbotson Associates, Inc. appreciation and some current income.
Ibbotson Conservative ETF Asset        ALPS Advisors, Inc.,                   Seeks to provide investors with current
Allocation Portfolio - Class II Shares Sub-Adviser: Ibbotson Associates, Inc. income and preservation of capital.
Ibbotson Growth ETF Asset Allocation   ALPS Advisors, Inc.,                   Seeks to provide investors with capital
Portfolio - Class II Shares            Sub-Adviser: Ibbotson Associates, Inc. appreciation.
Ibbotson Income and Growth ETF Asset   ALPS Advisors, Inc.,                   Seeks to provide investors with current
Allocation Portfolio Class II Shares   Sub-Adviser: Ibbotson Associates, Inc. income and capital appreciation.
American Century Variable Portfolios, Inc.:
VP Income & Growth Fund - Class II     American Century Investment            The fund seeks capital growth by
Shares                                 Management, Inc.                       investing in common stocks. Income is
                                                                              a secondary objective.
American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund - Class   American Century Investment            The fund pursues long-term total
II Shares                              Management, Inc.                       return using a strategy that seeks to
                                                                              protect against U.S. inflation.
American Funds Insurance Series(R)
Global Bond Fund/SM/ - Class 2 Shares  Capital Research and Management        The fund's investment objective is to
                                       Company                                provide you, over the long term, with a
                                                                              high level of total return consistent
                                                                              with prudent investment management.
Global Growth Fund/SM/ - Class 2       Capital Research and Management        The fund's investment objective is to
Shares                                 Company                                provide you with long-term growth of
                                                                              capital.
Global Small Capitalization Fund/SM/   Capital Research and Management        The fund's investment objective is to
- Class 2 Shares                       Company                                provide you with long-term growth of
                                                                              capital.
Growth Fund/SM/ - Class 2 Shares       Capital Research and Management        The fund's investment objective is to
                                       Company                                provide you with growth of capital.
Growth-Income Fund/SM/ - Class 2       Capital Research and Management        The fund's investment objectives are to
Shares                                 Company                                achieve long-term growth of capital
                                                                              and income.
International Fund/SM/ - Class 2       Capital Research and Management        The fund's investment objective is to
Shares                                 Company                                provide you with long-term growth of
                                                                              capital.
New World Fund(R) - Class 2 Shares     Capital Research and Management        The fund's investment objective is
                                       Company                                long-term capital appreciation.
U.S. Government/AAA-Rated Securities   Capital Research and Management        The fund's investment objective is to
Fund/SM/ - Class 2 Shares              Company                                provide a high level of current income
                                                                              consistent with preservation of capital.

              Fund Name                         Investment Adviser                       Investment Objective
              ---------                         ------------------                       --------------------
Fidelity(R) Variable Insurance Products Funds:
Equity-Income Portfolio - Service      Fidelity Management & Research         Seeks reasonable income. The fund
Class 2 Shares                         Company (FMR) is the fund's manager.   will also consider the potential for
                                       FMR Co., Inc. and other affiliates of  capital appreciation. The fund's goal is
                                       FMR serve as sub-advisers for the      to achieve a yield which exceeds the
                                       fund.                                  composite yield on the securities
                                                                              comprising the Standard & Poor's
                                                                              500(SM) Index (S&P 500(R)).
Mid Cap Portfolio - Service Class 2    Fidelity Management & Research         Seeks long-term growth of capital.
Shares                                 Company (FMR) is the fund's manager.
                                       FMR Co., Inc. and other affiliates of
                                       FMR serve as sub-advisers for the
                                       fund.
Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -      Franklin Mutual Advisers, LLC          Seeks capital appreciation, with income as
Class 2 Shares                                                                a secondary goal. Under normal market
                                                                              conditions, the fund invests primarily in
                                                                              U.S. and foreign equity securities that the
                                                                              investment manager believes are
                                                                              undervalued.
Franklin Small Cap Value VIP Fund -    Franklin Advisory Services, LLC        Seeks long-term total return. Under
Class 2 Shares                                                                normal market conditions, the fund
                                                                              invests at least 80% of its net assets in
                                                                              investments of small capitalization
                                                                              companies.
Franklin Small-Mid Cap Growth VIP      Franklin Advisers, Inc.                Seeks long-term capital growth. Under
Fund - Class 2 Shares                                                         normal market conditions, the fund
                                                                              invests at least 80% of its net assets in
                                                                              investments of small capitalization and
                                                                              mid-capitalization companies.
Templeton Developing Markets VIP       Templeton Asset Management Ltd.        Seeks long-term capital appreciation.
Fund - Class 2 Shares                                                         Under normal market conditions, the
                                                                              fund invests at least 80% of its net
                                                                              assets in emerging markets
                                                                              investments.
Goldman Sachs Variable Insurance Trust:
Goldman Sachs High Quality Floating    Goldman Sachs Asset Management, L.P.   Seeks to provide a high level of current
Rate Fund - Service Shares                                                    income, consistent with low volatility
                                                                              of principal.
Ivy Funds Variable Insurance Portfolios:
Ivy Funds VIP Asset Strategy           Waddell & Reed Investment Management   To seek to provide total return.
                                       Company
Ivy Funds VIP Balanced                 Waddell & Reed Investment Management   To seek to provide total return through
                                       Company                                a combination of capital appreciation
                                                                              and current income.
Ivy Funds VIP Core Equity              Waddell & Reed Investment Management   To seek to provide capital growth and
                                       Company                                appreciation.

              Fund Name                         Investment Adviser                      Investment Objective
              ---------                         ------------------                      --------------------
Ivy Funds VIP Global Natural Resources Waddell & Reed Investment Management   To seek to provide capital growth and
                                       Company                                appreciation.
                                       Sub-Adviser: Mackenzie Financial
                                       Corporation
Ivy Funds VIP High Income              Waddell & Reed Investment Management   Seeks to provide total return through a
                                       Company                                combination of high current income
                                                                              and capital appreciation.
Ivy Funds VIP International Core       Waddell & Reed Investment Management   To seek to provide capital growth and
Equity                                 Company                                appreciation.
Ivy Funds VIP International Growth     Waddell & Reed Investment Management   To seek to provide growth of capital.
                                       Company
Ivy Funds VIP Micro Cap Growth         Waddell & Reed Investment Management   To seek to provide growth of capital.
                                       Company
                                       Sub-Adviser: Wall Street Associates,
                                       LLC
Ivy Funds VIP Mid Cap Growth           Waddell & Reed Investment Management   To seek to provide growth of capital.
                                       Company
Ivy Funds VIP Science and Technology   Waddell & Reed Investment Management   To seek to provide growth of capital.
                                       Company
Ivy Funds VIP Small Cap Value          Waddell & Reed Investment Management   To seek to provide capital appreciation.
                                       Company
Ivy Funds VIP Value                    Waddell & Reed Investment Management   To seek to provide capital appreciation.
                                       Company
Janus Aspen Series:
Balanced Portfolio - Service Shares    Janus Capital Management LLC           Seeks long-term capital growth,
                                                                              consistent with preservation of capital
                                                                              and balanced by current income.
Forty Portfolio - Service Shares       Janus Capital Management LLC           Seeks long-term growth of capital.
Overseas Portfolio - Service Shares    Janus Capital Management LLC           Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -      Janus Capital Management LLC           Seeks capital appreciation.
Service Shares                         Sub-Adviser: Perkins Investment
                                       Management LLC
MFS(R) Variable Insurance Trust:
Mid Cap Growth Series - Service Class  Massachusetts Financial Services       The fund's investment objective is to
Shares                                 Company                                seek capital appreciation. The fund's
                                                                              objective may be changed without
                                                                              shareholder approval.
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially          Neuberger Berman Management LLC        Seeks long-term growth of capital by
Responsive Portfolio - S Class Shares  Sub-Adviser: Neuberger Berman, LLC     investing primarily in securities of
                                                                              companies that meet the Fund's
                                                                              financial criteria and social policy. To
                                                                              pursue this goal, the Fund invests
                                                                              mainly in common stocks of mid- to
                                                                              large- capitalization companies. The
                                                                              Fund seeks to reduce risk by investing
                                                                              across many different industries.

              Fund Name                         Investment Adviser                       Investment Objective
              ---------                         ------------------                       --------------------
Oppenheimer Variable Account Funds:
Main Street Small Cap Fund(R)/VA -     OppenheimerFunds, Inc.                 The fund seeks capital appreciation.
Service Shares
Oppenheimer International Growth       OppenheimerFunds, Inc.                 The fund seeks capital appreciation.
Fund/VA - Service Shares
PIMCO Variable Insurance Trust:
PIMCO VIT Low Duration Portfolio -     Pacific Investment Management Company  Seeks maximum total return,
Advisor Class Shares                   LLC ("PIMCO")                          consistent with preservation of capital
                                                                              and prudent investment management.
PIMCO VIT Total Return Portfolio -     Pacific Investment Management Company  Seeks maximum total return,
Advisor Class Shares                   LLC ("PIMCO")                          consistent with preservation of capital
                                                                              and prudent investment management.
Putnam Variable Trust:
Putnam VT Equity Income Fund -Class    Putnam Investment Management, LLC      Seeks capital growth and current
IB Shares                                                                     income.
Putnam VT Growth and Income Fund -     Putnam Investment Management, LLC      Seeks capital growth and current
Class IB Shares                                                               income.
Putnam VT International Equity Fund -  Putnam Investment Management, LLC      Seeks capital appreciation.
Class IB Shares
Putnam VT Multi-Cap Growth Fund -      Putnam Investment Management, LLC      Seeks long-term capital appreciation.
Class IB Shares
Putnam VT Voyager Fund - Class IB      Putnam Investment Management, LLC      Seeks capital appreciation.
Shares
Securian Funds Trust:
SFT Advantus Bond Fund - Class 2       Advantus Capital Management, Inc.      Seeks as high a level of a long-term
Shares                                                                        total rate of return as is consistent with
                                                                              prudent investment risk. The Portfolio
                                                                              also seeks preservation of capital as a
                                                                              secondary objective.
SFT Advantus Index 400 Mid-Cap Fund -  Advantus Capital Management, Inc.      Seeks investment results generally
Class 2 Shares                                                                corresponding to the aggregate price
                                                                              and dividend performance of the
                                                                              publicly traded common stocks that
                                                                              comprise the Standard & Poor's 400
                                                                              MidCap Index (the S&P 400).
SFT Advantus Index 500 Fund - Class 2  Advantus Capital Management, Inc.      Seeks investment results that
Shares                                                                        correspond generally to the price and
                                                                              yield performance of the common
                                                                              stocks included in the Standard &
                                                                              Poor's 500 Composite Stock Price
                                                                              Index (the S&P 500).
SFT Advantus International Bond Fund   Advantus Capital Management, Inc.      Seeks to maximize current income,
- Class 2 Shares                       Sub-Adviser: Franklin Advisers, Inc.   consistent with the protection of
                                                                              principal.
SFT Advantus Money Market Fund         Advantus Capital Management, Inc.      Seeks maximum current income to the
                                                                              extent consistent with liquidity and the
                                                                              preservation of capital.(1)

              Fund Name                         Investment Adviser                      Investment Objective
              ---------                         ------------------                      --------------------
SFT Advantus Mortgage Securities Fund  Advantus Capital Management, Inc.      Seeks a high level of current income
- Class 2 Shares                                                              consistent with prudent investment
                                                                              risk.
SFT Advantus Real Estate Securities    Advantus Capital Management, Inc.      Seeks above average income and long-
Fund - Class 2 Shares                                                         term growth of capital.
SFT Ivy(R) Growth Fund                 Advantus Capital Management, Inc.      Seeks to provide growth of capital.
                                       Sub-Adviser: Waddell & Reed
                                       Investment Management Company
SFT Ivy(R) Small Cap Growth Fund       Advantus Capital Management, Inc.      Seeks to provide growth of capital.
                                       Sub-Adviser: Waddell & Reed
                                       Investment Management Company
SFT Pyramis(R) Core Equity Fund -      Advantus Capital Management, Inc.      Seeks long-term capital appreciation.
Class 2 Shares                         Sub-Adviser: Pyramis Global Advisors,
                                       LLC
SFT T. Rowe Price Value Fund           Advantus Capital Management, Inc.      Seeks to provide long-term capital
                                       Sub-Adviser: T. Rowe Price             appreciation by investing in common
                                       Associates, Inc.                       stocks believed to be undervalued.
                                                                              Income is a secondary objective.
The Universal Institutional Funds, Inc.:
Morgan Stanley UIF Emerging Markets    Morgan Stanley Investment Management   Seeks long-term capital appreciation by
Equity Portfolio - Class II Shares     Inc.                                   investing primarily in growth-oriented
                                                                              equity securities of issuers in emerging
                                                                              market countries.


(1) Although the Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Fund. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Life Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Fund may become extremely low and possibly negative.

Additions, Deletions or Substitutions

We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

The Funds serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts as the investment medium for such policies and contracts issued by Minnesota Life and other affiliated and unaffiliated life insurance companies, and as the investment medium when used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in one of the Funds at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in one of the Funds at the same time or (iii) participating qualified plans to invest in shares of one of the Funds at the same time as one or more life insurance companies. Neither the Funds nor Minnesota Life currently foresees any disadvantage, but if one of the Funds determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, one of the Funds' Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell the applicable Funds' shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

The Guaranteed Interest Account

The guaranteed interest account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed interest account which is part of our general account.

Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Disclosures regarding the guaranteed interest account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For more details regarding the guaranteed interest account, please see the Variable Adjustable Life Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed interest account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed interest account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees. Policy owners do not share in the actual investment experience of the assets in the general account.

You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed interest account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers to and from the guaranteed interest account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed interest account. We guarantee that interest credited to each policy owner's actual cash value in the guaranteed interest account will not be less than an annual rate of 3 percent without regard to the actual investment experience of the general account.

We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 3 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed interest account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

Even if excess interest is credited to your actual cash value in the guaranteed interest account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

Payments Made by Underlying Mutual Funds

We pay the costs of selling Policies, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay us (or our affiliates) a fee for the purpose of reimbursing us for the costs of certain distribution or operational services that we provide and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0 percent to 0.25 percent of fund assets held in the Variable Life Account.

In addition, payments may be made pursuant to service/administration agreements between us (or our affiliates) and the underlying mutual fund's investment adviser (or our affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to us or our affiliates for such things as our aggregation of all Policy owner purchase, redemption, and transfer requests within the sub-accounts of the Variable Life Account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the Variable Life Account aggregates such transactions through the Variable Life Account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the Policy may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by us. Service and administrative payments received by us or our affiliates range in amount from 0 percent to 0.35 percent of fund assets held in the Variable Life Account.

We took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when we determined the charges that are assessed under the Policy. Without these payments, certain Policy charges would likely be higher than they are currently. All of the underlying mutual funds offered in the Policy currently pay 12b-1 fees to us, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to us.

We consider profitability when determining the charges in the Policy. In early Policy years, we do not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. We do, however, anticipate earning a profit in later Policy years. In general, our profit will be greater the longer a Policy is held and the greater a Policy's investment return.

Detailed Information about the
Variable Adjustable Life Insurance Policy

Adjustable Life Insurance

This Policy is similar to our conventional life insurance product known as "adjustable life." This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you plan to pay. Based on your selection of the premium, face amount and death benefit option, we will calculate the guaranteed plan of insurance.

Generally speaking, as long as premiums are paid as planned, a plan of insurance refers to the period during which insurance is guaranteed and the period during which you have planned to pay premiums. In defining the guaranteed plan of insurance, we use certain assumptions for mortality, expenses and investment returns. The tabular value represents what the policy value would be if the actual experience of the Policy were to match exactly with the mortality, expense and investment return assumptions used in calculating the guaranteed plan of insurance. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.


Flexibility Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. This flexibility results in a broad range of plans of insurance.


Whole life plans of insurance provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.

Protection plans of insurance provide life insurance in an amount at least equal to the face amount for a specified period, with premiums payable for the same specified period.

The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully paid-up Policy after the payment of ten annual base premium payments. A Policy becomes paid up when its policy value is such that no further premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.

Examples of whole life plans include Policies which become paid up upon the payment of a designated number of annual premiums, such as ten pay life or twenty pay life. If you select a premium level for a specific face amount which would cause the Policy to become paid up at other than a policy anniversary, you will be required to pay premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid up.

Your Policy may contain the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement which provides for an improved guaranteed plan of insurance if you elect to participate in an Acceptable Allocation Program
(AAP). For whole life plans of insurance, an improved guaranteed plan of insurance means that premiums are required for a shorter period of time; for protection plans of insurance, an improved guaranteed plan of insurance means that the specified period of coverage will be longer. For each AAP, we will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, you must agree to certain limitations regarding the allocation of premiums, transfers of policy values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time we may change the AAPs which we offer.

The lowest annual base premium allowed for any plan of insurance is $300. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a death benefit for a period of ten years from the policy date.

The minimum initial face amount on a Policy is $25,000.

Policy Adjustments

Adjustable life insurance policies allow you to change the premium, face amount or the death benefit option of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount, the death benefit option or your premium. Any of those changes will usually result in a change in the plan of insurance. Depending upon the change you request, the premium paying period or the guaranteed period of coverage may be lengthened or shortened.

Changes in premium, face amount or the death benefit option are referred to as policy adjustments. A partial surrender of a Policy's cash value, an adjustment so that there are no further base premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments. All adjustments may be made singly or in combination with one another.

If you add or remove the Enhanced Guarantee Agreement, we will adjust the policy. The face amount and premium of the policy will remain unchanged, but the resulting plan of insurance may be different as a result of the policy adjustment. If your policy has the Enhanced Guarantee Choice Agreement, we will adjust the policy if you change your AAP.



When a Policy is adjusted, we compute the new plan of insurance, face amount or premium amount. If your Policy has the Cash Option and a partial surrender of actual cash value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. You may also adjust your Policy so that the base premium is zero. An adjustment providing for no further base premium is also referred to as a "stop premium" mode and is described under the caption "Non-Payment of Premiums and Termination" under "Policy Premiums." Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

In computing a new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "tabular value" or 75 percent of the Policy's "policy value" at the time of the change. The "policy value" is the actual cash value of the

Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the policy value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. If 75 percent of the policy value is less than the tabular value, using the tabular value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.

Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the policy value or the tabular value prior to that adjustment, plus any non-repeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment. For any policy adjustment on a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, we will calculate a new plan of insurance on the basis of the greater of the tabular value or 80 percent of the policy value. After the adjustment, the new tabular value will equal the greater of 80 percent of the policy value or the old tabular value.

On adjustment, you may request a new Policy face amount. In the absence of your instructions, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, we will reduce the face amount by the amount of any partial surrender. With the Protection Option, we will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.

All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, premium, plan of insurance and attained age.

Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. We will process your application for adjustment only within 30 days of the effective date of the change, and any adjustment will be effective on the date that it is approved by us and recorded at our home office.

Restrictions on Adjustments An adjustment must satisfy certain limitations on premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.

(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Inflation Agreement.

(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300.

(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.

(4) An adjustment may not result in more than a paid-up whole life plan for the current face amount.

(5) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than ten years.

(6) After an adjustment involving an increase in premium or net amount of risk, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment.

(7) An adjustment to stop premium requires that a Policy have an actual cash value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary, unless the next anniversary is less than four months following the adjustment date. In that case there must be sufficient actual cash value to keep the Policy in force until the second anniversary following the adjustment date.

(8) After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the later of: (a) the anniversary at or following four months from the date of adjustment; (b) ten years from the policy date; or (c) the anniversary at or following ten years from the last adjustment that resulted in an increase in either the base premium or net amount at risk.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay premiums on any benefits and riders, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a non-repeating premium is paid if the death benefit of your Policy increases as a result of the payment of a non-repeating premium.

We may also require evidence of insurability to change underwriting classification or to add additional benefits.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium or net amount at risk, we will assess a policy issue charge for an adjustment. See "Policy Charges."

The chart below illustrates the effect of certain policy adjustments:

             Adjustment                 Effect
             Decrease the face amount   The guaranteed period of
             and keep premiums the same coverage will generally
                        OR              be longer
             Keep the face amount the              OR
             same and increase premiums The premium paying period
                        OR              will generally be shorter
             Keep the face amount and
             premiums the same, and
             switch from the
             Protection Option to the
             Cash Option
             Increase the face amount   The guaranteed period of
             and keep premiums the same coverage will generally
                        OR              be shorter
             Keep the face amount the              OR
             same and decrease premiums The premium payment
                        OR              period will generally be
             Keep the face amount and   longer
             premiums the same, and
             switch from the Cash
             Option to the Protection
             Option

Applications and Policy Issue


This Policy is no longer issued after December 31, 2013. The following discussion is a summary of our procedures for issuing the Policy and is provided for the Policyowner's reference. Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $25,000 and we require an annual base premium on each Policy of at least $300. The minimum plan of insurance at policy issue is a protection plan of insurance which has a level face amount for a period of ten years. The Policy must be issued on an insured no more than age 90. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.


If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and premium due dates.

If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 28 days after the issue date. We have determined 28 days to be the normal time during which delivery of the Policy is expected to occur. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.

In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

When the Policy is issued, the face amount, premium, and a listing of any additional benefits are stated on the policy information pages of the policy form, page 1.

Policy Premiums

The Policies have a level premium. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" under "Policy Adjustments," you may choose to adjust the Policy at any time and alter the amount of future premiums.


The initial premium was determined based on the Policy's initial face amount, the death benefit option, the plan of insurance, the insured's age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy. All scheduled premiums are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.


Premiums on the Policy are payable on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly under our automatic payment plan through pre-authorized transfers from your account at a bank or other financial institution, or if you meet the requirements to establish a payroll deduction plan through your employer. A premium may be paid no earlier than twenty days prior to the date that it is due. You may pay the premium during the 61-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 61-day grace period. The insured's life will continue to be insured during this 61-day period. If the insured dies during the 61-day period, we will deduct unpaid policy charges for that period from the death proceeds. If premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will terminate, even if the Policy was paid up and all premiums had been paid.

Charges for additional benefits are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and non-repeating premiums to calculate net premiums.

Net premiums are allocated to the guaranteed interest account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. See "Federal Tax Status." To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed interest account or sub-accounts of the Variable Life Account.


You may change your allocation instructions for future premiums by giving us a signed written request, by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours, or by contacting us through our internet eService Center at www.minnesotalife.com. Policyowners may also submit their requests for allocation changes to us by facsimile (FAX) transmission at (651) 665-6955. The allocation to the guaranteed interest account or to any sub-account of the Variable Life Account must be in multiples of 1 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after an adjustment involving an increase in premium. If we exercise this right, we will allocate net premiums to the money market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.


We reserve the right to restrict the allocation of premiums to the guaranteed interest account. If we do so, no more than 25 percent of the net premium may be allocated to the guaranteed interest account. We also reserve the right to restrict the allocation of premiums to the guaranteed interest account if the current interest rate we credit to the guaranteed interest account equals the minimum guaranteed interest rate. Currently, we do not exercise these restrictions.

If you have a policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, you must allocate net premiums to the Acceptable Allocation Program that you have chosen. You may change to another Acceptable Allocation program once every three years.

Non-repeating Premiums The Policy also allows a policy owner to pay a premium called a non-repeating premium. This payment of premium is in addition to the planned premiums. The payment of a non-repeating premium will increase the policy values you have available for investment in the Fund. The maximum non-repeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the face amount.

We will bill annually, semi-annually or quarterly for non-repeating premiums if a Policy has a total annual premium of at least $2,400 and if the total annual amount billed for non-repeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each non-repeating premium must be at least $50.

We may impose additional restrictions or refuse to permit non-repeating premiums at our discretion.

The payment of a non-repeating premium may have Federal income tax consequences. See "Federal Tax Status." To prevent your policy from becoming a modified endowment contract, we will hold certain billed non-repeating premiums in a non-interest bearing account until the billed due date, at which time we will allocate the non-repeating premium to the guaranteed interest account or the sub-accounts of the Variable Life Account.

Paid-Up Policies A Policy is paid up when no additional premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional premiums. However, the actual cash value of a paid-up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See "Policy Loans."

We will make a determination on each policy anniversary as to whether a Policy is paid up. When a Policy becomes paid up, we will send you a notice.

Non-Payment of Premiums and Termination If your Policy has an Automatic Premium Loan (APL) provision, and if a premium is not paid by the end of the 61-day grace period, we will make an automatic premium loan. In order to do this, the amount available for a loan must be enough to pay at least a quarterly premium and any policy loan interest due. We will make automatic premium loans unless you have requested us not to. See "Policy Loans."

If there is not enough loan value to make an Automatic Premium Loan, we will automatically adjust your Policy to stop paying base premiums. Your Policy must have sufficient actual cash value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient actual cash value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional base premium and, unless you instruct us otherwise, we will maintain the death benefit in effect at the time of the adjustment. You will be required to pay premiums for additional benefits.

If there is not sufficient actual cash value to adjust to stop premium, you will have a grace period of 61 days from the premium due date during which you may make a payment sufficient to keep the Policy in force. We will send a notice to you stating the amount of payment required to keep your Policy in force. If the payment is not made by the end of the 61-day grace period, your Policy will terminate. However, even if your Policy terminates, we will pay you any remaining surrender value as described in "Payment of Proceeds" under "Other Policy Provisions."

If your Policy does not have an Automatic Premium Loan provision, and if a premium is not paid by the end of the 61-day grace period, we will automatically adjust your Policy to stop paying base premiums. Your Policy must have sufficient actual cash value to pay all monthly charges until the next policy anniversary unless the next anniversary is less than four months following the adjustment date. If the next anniversary is less than four months following the adjustment date, there must be sufficient actual cash value to pay all monthly charges until the second anniversary following the adjustment date. The Policy will be adjusted on the basis of no additional base premium and, unless you instruct us otherwise, we will maintain the death benefit in effect at the time of the adjustment. You will be required to pay premiums for additional benefits. If there is not sufficient actual cash value to adjust to stop premium, you will have a grace period of 61 days from the premium due date during which you may make a payment sufficient to keep the Policy in force. We will send a notice to you stating the amount of payment required to keep your Policy in force. If the payment is not made by the end of the 61-day grace period, your Policy will terminate. However, even if your Policy terminates, we will pay you any remaining surrender value as described in "Payment of Proceeds" under "Other Policy Provisions."

In addition, your Policy will terminate if it has indebtedness and no actual cash value. See "Policy Loans."

Reinstatement At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid. We will require:

   (1) your written request to reinstate the Policy; and

   (2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and

   (3) a payment which is equal to any unpaid monthly charges at the end of the grace period, all back premiums for additional benefits and all back policy issue charges, all with interest at the reinstatement rate shown on page 1 of the Policy; and

   (4) a payment sufficient to pay all premiums due on your Policy to your next policy anniversary but no less than a quarterly premium; and

   (5) if necessary, a payment that would assure that the resulting guaranteed plan of insurance after the reinstatement satisfies the plan limitations at reinstatement.

The plan limitations at reinstatement require that, after reinstatement, the Policy must provide a level face amount of insurance to the latest of:

   (1) ten years from the policy date; or

   (2) the anniversary at or following ten years from the most recent adjustment that resulted in an increase in either the base premium or net amount at risk; or

   (3) the anniversary at or following four months from the reinstatement.

Reinstating your Policy may have adverse tax consequences. You should consult your tax advisor before you reinstate your Policy. See "Federal Tax Status".

Actual Cash Value

The Policy has an actual cash value which varies with the investment experience of the guaranteed interest account and the sub-accounts of the Variable Life Account. The actual cash value equals the value of the guaranteed interest account and the value of the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed interest account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account. However, actual cash value does not include the loan account. See "Policy Loans."

Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if premiums are paid as planned, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay premiums as planned, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing. You may also access information regarding your policy's current cash value through our internet eService Center at www.minnesotalife.com.

The guaranteed interest account actual cash value is the sum of all net premium payments allocated to the guaranteed interest account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed interest account. Asset credits are determined using experience factors based on anticipated mortality, expenses and investment returns. Asset credits are not guaranteed and may be discontinued at any time. When we decide to provide asset credits under the policy, the asset credit will be provided once each month for such period of time as we determine in our sole discretion. Currently the amount credited is 1/12 of an annual percentage which varies between 0.35 percent and 0.75 percent according to the following chart:

                     0.35 percent of the actual cash value
                     that is less than or equal to
                     $25,000, plus
                     0.50 percent of the actual cash value
                     that is greater than $25,000 but less
                     than or equal to $100,000, plus
                     0.65 percent of the actual cash value
                     that is greater than $100,000 but
                     less than or equal to $250,000, plus
                     0.75 percent of the actual cash value
                     that is greater than $250,000

Our decision to provide asset credits under the policy depends upon a number of factors, including, but not limited to, the level of assets held in our general account, prevailing market interest rates, and anticipated future expenses and anticipated future revenues from variable contract operations. Our anticipated revenues from variable contract operations are derived from variable contract fees and charges, as well as from revenues we receive from investment advisers to the underlying funds that are investment options under the policy for providing administrative, recordkeeping and shareholder services. Revenues from variable contract operations also include revenues that we and our affiliates receive from the investment options under the policy, and the investment advisers or principal underwriters of those investment options, as reimbursement for the cost of certain distribution or operational services performed for the benefit of the underlying funds.

This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed interest account actual cash value. We credit interest on the guaranteed interest account actual cash value of your Policy daily at a rate of not less than 3 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed interest account actual cash value. Your guaranteed interest account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the valuation period during which we receive your premium at our home office.

Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, non-repeating premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the Policy is surrendered or terminated.

The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

   (1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus

   (2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by

   (3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

   (1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,

   (2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds and

   (3) customary national business holidays on which the New York Stock Exchange is closed for trading.

Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and termination. When the policy value is determined, we will assess and update to the date of the transaction those charges made against and credits to your actual cash value, namely the monthly policy charge, the policy issue charge, the cost of insurance charge, the cash extra charge, the surrender charge (if applicable) and the asset credit. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, policy charges, and the existence of policy loans.

Transfers The Policy allows for transfers of the actual cash value between the guaranteed interest account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar amounts or percentages to be made periodically among the sub-accounts and the guaranteed interest account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.

We reserve the right to limit the amount to be transferred to or from a sub-account or the guaranteed interest account to at least $250. If the actual cash value in an account is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed interest account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $25, for each transfer of actual cash value among the sub-accounts and the guaranteed interest account. Currently, there is no charge for transfers.

If you have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, we will automatically rebalance your sub-accounts quarterly. No other transfers will be permitted.

Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile (FAX) transmission at (651) 665-6955. Requests for one-time transfer, one-time rebalance, and allocation of net premium changes may also be submitted through our internet eService Center at www.minnesotalife.com.

Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

We reserve the right to restrict the dollar amount of any transfer to or from the guaranteed interest account. In addition, transfers to or from the guaranteed interest account may be limited to one such transfer per policy year.

Transfers to or from the guaranteed interest account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.

Market-Timing and Disruptive Trading This Policy is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market-timing." Market-timing activity and frequent trading in your Policy can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term policy owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market-timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this Policy if you intend to engage in market-timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market-timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for policy owners engaging in such activity. We employ various means to attempt to detect and deter market-timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market-timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market-timing can only be detected after it has occurred to some extent, our policies to stop market-timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more policy owners is or would be to the disadvantage of other policy owners. Any new restriction that we would impose will apply to your Policy without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your Policy. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market-timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only and may require your signature. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your Policy will be permanent.

In addition to our market-timing procedures, the underlying portfolios may have their own market-timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, policy owners and other persons with interests under the policies should be aware that we may not have the contractual authority or the operational capacity to apply the market-timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific policy owners who violate the market-timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Death Benefit Options

The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options -- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. The death benefit will never be less than the minimum death benefit required under Section 7702 of the Internal Revenue Code so that the Policy qualifies as a life insurance policy under the cash value accumulation test. Under that test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to the account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured's age, gender and risk class at any point in time, multiplied by the account value.

Cash Option  Under the Cash Option, the death benefit will be the larger of:

   (a) the face amount at the time of the insured's death; or

   (b) the minimum death benefit required to qualify under Section 7702.

The death benefit will not vary unless the death benefit is the minimum death benefit required under Section 7702.

Protection Option Under the Protection Option, the death benefit will be the larger of:

   (a) the face amount, plus the policy value, at the time of the insured's death; or

   (b) the minimum death benefit required to qualify under Section 7702.

The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select.

The Protection Option is only available until the policy anniversary nearest the insured's age 120; at that time we will convert the death benefit option to the Cash Option.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. Given the same face amount and premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. However, under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy performance.

You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have Federal income tax consequences. See "Federal Tax Status."

Policy Loans

You may borrow from us using only your Policy as the security for the loan. The total amount of all loans you request may not exceed 90 percent of your policy value less the surrender charge. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See "Federal Tax Status."

The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 5:00 p.m., Central time, our regular business hours. Policyowners may also submit their requests for policy loans to us by facsimile
(FAX) transmission at (651) 665-6955. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

When you take a loan, we will reduce both the death benefit and the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed interest account actual cash value and separate account actual cash value on a pro-rata basis, and from each sub-account in the separate account on a pro-rata basis. If you have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, we will take all policy loans on a pro-rata basis.

The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account balance is the sum of all outstanding loans under the Policy, and it continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. If your Policy has indebtedness and no actual cash value, the Policy will terminate and there may be adverse tax consequences; see "Federal Tax Status." In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 61 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered. Currently the interest rate is 5 percent.

Policy loan interest is due:

  .  on the date of the death of the insured

  .  on a policy adjustment, surrender, termination, or policy loan transaction

  .  on each policy anniversary.

If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, termination, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed interest account and separate account following your instructions for the allocation of net premiums.

Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more, we will credit your loan at a rate which is equal to the policy loan rate minus .25 percent per year.

Policy loans may also be used as automatic premium loans to keep your Policy on a premium paying basis if a premium is unpaid at the end of the grace period. We will make automatic premium loans unless you have requested us not to. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, we will follow the procedures described in "Non-Payment of Premiums and Termination" under "Policy Premiums."

Policy Loan Repayments If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

We allocate loan repayments to the guaranteed interest account until all loans from the guaranteed interest account have been repaid. Thereafter we allocate loan repayments to the guaranteed interest account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed interest account actual cash value and separate account actual cash value on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis. We reserve the right to restrict the amount of any loan repayment allocated to the guaranteed interest account.

Loan repayments reduce your loan account by the amount of the loan repayment.

A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender

You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value plus asset credits and loan interest credits and minus unpaid loan interest and any unpaid policy charges which are assessed against actual cash value and less the surrender charge. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option.

If you surrender your Policy during the ten year period following policy issue or following a policy adjustment that resulted in an increase in base premium or net amount at risk, we will assess a surrender charge. See "Policy Charges."

We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop premium, is being used to pay premiums on any benefits and riders issued as part of the Policy. Transaction charges otherwise applicable to such a partial surrender are also waived.

On a partial surrender, you may tell us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed interest account. If you do not, we will deduct partial surrenders from your guaranteed interest account actual cash value and separate account actual cash value on a pro-rata basis, and from each sub-account of the separate account on a pro-rata basis. If you have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, we will deduct all partial surrenders on a pro-rata basis. We reserve the right to restrict the amount of any partial surrender taken from the guaranteed interest account. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

We will pay a surrender or partial surrender as soon as possible, but not later than seven days after we receive your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or non-repeating premium payment made by nonguaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look


It is important to us that you are satisfied with any policy adjustments to increase the premium. If your policy is adjusted and the adjustment results in an increased premium, you may return the Policy within 30 days of receiving the policy adjustment. If you return the Policy, the requested premium increase adjustment will be cancelled. We will send you a refund of any additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.


Policy Charges

Premium Charges From base and non-repeating premiums, we deduct a premium charge not to exceed 5.75 percent of each premium. Non-repeating premiums are currently subject to a premium charge of 3 percent. See "Policy Premiums" and the "Transaction Fees Table" under "Summary of Benefits and Risks." This charge is designed to cover sales commissions in early policy years and other charges related to premiums in later policy years, such as administrative expenses and taxes.

Actual Cash Value Charges We assess against your actual cash value (1) a monthly policy charge, (2) a policy issue charge, (3) a cost of insurance charge, (4) a cash extra charge, (5) certain transaction charges, and (6) a surrender charge.

   (1) The monthly policy charge will not exceed $12.00 plus $0.0125 per $1,000 of face amount. This charge is to cover certain administrative expenses, including those attributable to the records we create and maintain for your Policy.

   (2) The policy issue charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in base premium or net amount at risk. This charge is to recover the expense of issuing, underwriting and distributing the Policy.

   (3) The cost of insurance charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, gender and risk class. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. The minimum guaranteed monthly charge is $0.01 per $1,000 of net amount at risk and the maximum guaranteed monthly charge is $83.33 per $1,000 of net amount at risk. See "Additional Benefits." The net amount at risk varies with investment performance, payment of premiums and policy charges. The rate will not exceed the rate shown in the Maximum Monthly Cost of Insurance Rates table on page 1 of the Policy. This charge compensates us for providing the death benefit under this Policy.

   (4) The cash extra charge is a monthly charge which compensates us for providing the death benefit when certain mortality risks exceed the standard. If there is one, the cash extra charge will be shown on page 1 of your Policy.

   (5) Transaction Charges:

       (a) A policy adjustment transaction charge of $25 is charged at every policy adjustment. This charge is for expenses associated with processing a policy adjustment. See "Policy Adjustments." If an adjustment results in an increase in base premium, face amount or net amount at risk, there will also be a new policy issue charge. See "Actual Cash Value Charges" above.

       (b) A partial surrender transaction charge of the lesser of $25 or 2 percent of the amount of the partial surrender is charged at a partial surrender. This charge is for expenses associated with processing a partial surrender.

       (c) A transfer transaction charge of no more that $25 is charged for each transfer of actual cash value among the guaranteed interest account and the sub-accounts of the separate account. This charge is for expenses associated with processing a transfer. Currently, no transfer transaction charge is assessed.

   (6) A surrender charge is shown in the schedule on page 1 of the Policy and applies for the first ten years of the Policy following issue and policy adjustments that result in an increase in base premium or net amount at risk. The maximum surrender charge is the sum of all monthly Policy Issue Charges, remaining unpaid from the time of surrender or termination to the end of the applicable ten year period. This amount will not be adjusted for present value. This charge is to recover any policy issue charges that have not yet been assessed.

We assess the monthly policy charge, policy issue charge, cost of insurance charge and cash extra charge against your actual cash value monthly on the monthly policy anniversary and on the occurrence of the death of the insured, policy surrender, or policy termination. Transaction charges for a policy adjustment, a partial surrender or a transfer are assessed against your actual cash value at the time of a policy adjustment, a partial surrender or a transfer. Transaction charges for a transfer are assessed against the amount transferred. A surrender charge is assessed against actual cash value when the policy is surrendered or terminates.

Ordinarily, we assess charges against your guaranteed interest account actual cash value and separate account actual cash value on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, if you instruct us in writing, we will assess the monthly policy charge, the policy issue charge, the cost of insurance charge and the cash extra charge against the guaranteed interest account or the sub-account(s) that you specify. If you have a Policy with the Enhanced Guarantee Agreement or the Enhanced Guarantee Choice Agreement, we will assess all monthly charges on a pro-rata basis.

Separate Account Charges We assess a mortality and expense risk charge directly against the assets held in the Variable Life Account. The mortality and expense risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the mortality and expense risk charge from Variable Life Account assets on each valuation date at an annual rate of 0.50 percent of the average daily net assets of the Variable Life Account.

Portfolio Company Charges Charges are deducted from and expenses paid out of the assets of the Fund Portfolio companies, as described in the prospectus for those companies.

Charges for Additional Benefits We assess the following monthly charges for supplemental insurance benefits that you may add to your Policy by Agreement:

Waiver of Premium Agreement -- the minimum guaranteed annual charge is $0.12 per $1,000 of face amount and the maximum guaranteed annual charge is $11.24 per $1,000 of face amount.

Inflation Agreement -- The maximum annual charge is $8.00.

Face Amount Increase Agreement -- The minimum guaranteed annual charge is $0.65 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $2.29 per $1,000 of agreement coverage.

Business Continuation Agreement -- The minimum guaranteed annual charge is $0.10 per $1,000 of agreement coverage and the maximum guaranteed annual charge is $35.04 per $1,000 of agreement coverage.

Family Term Agreement -- The maximum charge is $5.00 per $1,000 of agreement coverage.

Other Policy Provisions

Beneficiary When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the cash option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:

   (1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or

   (2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $50.

Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

    Option 1 -- Interest Payments

    We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

    Option 2 -- Payments for a Specified Period

    We will make payments for a specified number of years.

    Option 3 -- Life Income

    We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.

    Option 4 -- Payments of a Specified Amount

    We will pay a specified amount until the proceeds and interest are fully paid.

If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age or Gender If the insured's age or gender has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age or gender.

Incontestability After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud. However, if there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, we may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy adjustment, reinstatement or change.

Suicide If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change, our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the premiums paid for the policy adjustment, reinstatement or change.

Reports At least once each year we will send you a report. This report will include the actual cash value, the face amount and the death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy's maturity date or date the death benefit is due and payable. For example, if the payment of Death Benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit proceeds in a timely manner, the Death Benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Death Benefit proceeds (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, to make such changes.

Additional Benefits

You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

Waiver of Premium Agreement The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

Inflation Agreement The Inflation Agreement requires an additional premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.

Face Amount Increase Agreement The Face Amount Increase Agreement requires an additional premium and provides for increases in the face amount, without evidence of insurability, at specified ages of the insured.

Business Continuation Agreement The Business Continuation Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

Family Term Rider The Family Term Rider requires an additional premium and provides a fixed amount of term insurance on children of an insured.

Exchange of Insureds Agreement The Exchange of Insureds Agreement requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, you should consult a tax advisor about the tax consequences before making such an exchange.

Accelerated Benefits Agreement The Accelerated Benefits Agreement is issued without additional premium. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

Enhanced Guarantee Agreement and Enhanced Guarantee Choice Agreement Both the Enhanced Guarantee Agreement and the Enhanced Guarantee Choice Agreement are issued without additional premium. They both provide for an improved guaranteed plan of insurance if you elect to participate in an Acceptable Allocation Program (AAP). For each AAP, we will choose a specific group of sub-accounts and determine the proportion of all transactions that will be allocated to each of those sub-accounts. You will have several AAPs from which to choose. In order to preserve the chosen proportion, you must agree to certain limitations regarding the allocation of premiums, transfers of policy values, allocation of partial surrenders, allocation of policy loans, and allocation of monthly charges described elsewhere in this prospectus. From time to time we may change the AAPs which we offer. With the Enhanced Guarantee Choice Agreement, if you change your AAP, we will adjust the policy.

Other Matters

Federal Tax Status

Introduction The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.

Taxation of Minnesota Life and the Variable Life Account We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

At the present time, we make no charge to the Variable Life Account for any federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the majority of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law for purposes of both the dividends received deductions and the foreign tax credits, contract owners are not the owners of the assets generating those benefits.

Tax Status of Policies Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance for federal tax purposes if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under
Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If a Policy were determined not to be a life insurance contract under Section 7702 of the Code, that Policy would not provide most of the tax advantages normally provided by a life insurance contract.

If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702 of the Code.

Diversification of Investments Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Life Account to be "adequately diversified" in order for the certificate to be treated as a life insurance contract for federal income tax purposes. The Variable Life Account, through the Fund and the Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust or the investments of its portfolios. Nonetheless, we believe that each portfolio of the Securian Funds Trust in which the Variable Life Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire Policy could be disqualified as a life insurance contract under the Code due to the failure of the Variable Life Account to be deemed to be "adequately diversified."

Owner Control In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. We believe that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Life Account. However, we do not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, we reserve the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Life Account.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser. You are not currently taxed on any part of the inside build-up of cash value until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity.

Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a complete surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

We also believe that Policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your Policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on Policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a Policy loan is lapsed or surrendered.

A complete surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy, reduced by any previously received excludable amounts ("cost basis"). An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In the latter case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any Policy loan exceeds the cost basis of the Policy, the excess will generally be treated as ordinary income, subject to tax.

Modified Endowment Contracts It should be noted, however, that under the Code the tax treatment described above is not available for Policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you receive, such as dividends, cash withdrawals, loans and amounts received from a partial or total surrender of the Policy are subject to the same tax treatment as distributions under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the cost basis of the Policy). This tax treatment includes a 10 percent additional income tax which is imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.

Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Making additional payments or reducing the benefits (for example, through a partial withdrawal, a change in death benefit option, or a scheduled reduction) may either violate the 7-pay test or reduce the amount that may be paid in the future under the 7-pay test. Further, reducing the death benefit at any time will require retroactive retesting and could result in a failure of the 7-pay test regardless of any of our efforts to provide a payment schedule that will not violate the 7-pay test.

Any Policy received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts. Accordingly, you should consult a tax adviser before effecting an exchange of any life insurance policy.

A Policy that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits at any time or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation.

The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a Policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a Policy meets the 7-pay test by taking into account the previously existing cash surrender value.

In rare circumstances, if we receive and allocate your premium or non-repeating premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium or non-repeating premium in a non-interest bearing account until its due date, at which time we will allocate your premium or non-repeating premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective Policy owner should contact a tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any nonrepeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

Multiple Policies Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same Policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. For further information on current aggregation rules under this provision, see your own tax adviser.

Withholding To the extent Policy distributions are taxable, they are generally subject to income tax withholding. Recipients can generally elect, however, not to have tax withheld from distributions.

Other Taxes The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the Policy owner, may have Generation-Skipping Transfer tax considerations under Section 2601 of the Code.

The individual situation of each Policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. That situation will also determine how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate inheritance, generation skipping transfer and other taxes.

In addition, the tax consequences associated with a Policy remaining in force after the insured's 100th birthday are unclear. You should consult a tax adviser in all these circumstances.

Other Transactions Changing the Policy owner may have tax consequences. Exchanging this Policy for another involving the same insureds should have no federal income tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. The new Policy would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. An exchange of a life insurance contract for a new life insurance contract may, however, result in a loss of grandfathering status for statutory changes made after the old Policy was issued.

Reinstatements You may have adverse tax consequences if you request that we reinstate your Policy after it has terminated with no cash value or for non-payment of premiums. For example, reinstatements that occur more than ninety days after a policy terminates with no cash value or for non-payment of premium could automatically be classified as a MEC. You should consult your tax advisor before you reinstate your Policy.

Business Uses of Policy The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement.

Employer-owned Life Insurance Contracts The Pension Protection Act of 2006 added new section 101(j) of the Code which provides that unless certain eligibility, notice and consent requirements are satisfied and either (1) certain rules relating to the insured employee's status are satisfied or (2) certain rules relating to the payment of the "amount received under the contract" to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). An employer-owned life insurance contract is a life insurance contract (or certificate) owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contact. The new rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business. It is the employer's responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. A tax adviser should be consulted by anyone considering the purchase or modification of an employer-owned life insurance contract.

Split Dollar Arrangements A tax adviser should also be consulted with respect to the 2003 split dollar regulations if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.

Additionally, the Sarbanes-Oxley Act of 2002 (the "Act") prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of the Act's effective date of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Alternative Minimum Tax There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

Estate, Gift and Generation-Skipping Transfer Taxes The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, when the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the Policy. If the policy owner was not the insured, the fair market value of the Policy would be included in the policy owner's estate upon the policy owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

Moreover, under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the policy owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under federal, state and local law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


The American Taxpayer Relief Act of 2012 ("ATRA") was enacted on January 2, 2013, and succeeds many of the provisions of the Economic Growth and Tax Reconciliation Act of 2001 ("EGTRRA"), which expired on December 31, 2012. ATRA establishes permanent exclusion amounts and rate structures for transfer taxes resulting from deaths, gifts, and generation skipping transfers that occur after December 31, 2012. The estate, gift, and generation skipping transfer tax exclusion amounts established under ATRA are annually adjusted for inflation. In addition, ATRA makes several transfer tax provisions originally introduced by EGTRRA permanent.

For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.


The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

It should be understood that the foregoing description of the federal income, gift and estate tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance Policy or exercising elections under such a Policy should consult a tax adviser.

Tax Shelter Regulations Prospective owners that are corporations should consult a tax advisor about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income Beginning in 2013, a 3.8% tax may be applied to some or all of the taxable portion of some distributions (such as payments under certain settlement options) from life insurance contracts to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Life Insurance Purchases by Residents of Puerto Rico In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Life Insurance Purchases by Nonresident Aliens and Foreign
Corporations Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents.

Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

Voting Rights

We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund Portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only

  . if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or

  . if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Compensation Paid for the Sale of Policies

Securian Financial Services, Inc. ("Securian Financial"), whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the state of Minnesota. Securian Financial, an affiliate of Minnesota Life, is the principal underwriter of the Policies. Securian Financial and other authorized broker-dealers sell Policies through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of Policies by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a Policy is determined by his or her broker-dealer. In the case of Policies sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges to the Policy that are in addition to the Policy Charges described elsewhere in this prospectus.

Payments to Registered Representatives of Securian Financial Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to
8.4 percent of the gross premium in policy years two through ten; up to 1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4.9 percent in policy years one through ten and up to 1.6 percent thereafter.

In addition, based uniformly on the sales of insurance policies by registered representatives of Securian Financial, we and Securian Financial Services will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, registered representatives may also be eligible for financing arrangements, insurance benefits, and other benefits based on their contract with us.

We make additional payments for sales of the Policies to general agents who manage registered representatives. Payments to general agents vary and depend on many factors including the commissions and amount of proprietary products sold by registered representatives supervised by the general agent. General Agents may also be eligible for insurance benefits, other cash benefits, and non-cash compensation such as conventions and other meetings.

Payments to Broker-Dealers We pay compensation for the sale of the Policies by affiliated and unaffiliated broker-dealers. The compensation that we pay to broker-dealers for the sale of the Polices is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that we pay with respect to sales made by registered representatives of Securian Financial. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Policy.



All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Policy over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the Policies.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Life Account, the ability of Securian Financial Services, Inc. to perform its contract with the Variable Life Account, or the ability of Minnesota Life to meet its obligations under the Policies. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. There are no pending or threatened lawsuits that will materially impact the Variable Life Account.

Registration Statement

We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement, including the amendments and exhibits filed as a part thereof. Reference is hereby made to the Statement of Additional Information and the exhibits filed as part of the registration statement for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

Statement of Additional Information

A Statement of Additional Information, with the same date, containing further information about Minnesota Life Variable Life Account and the variable life policy is available without charge from us at your request. It has been filed with the SEC and is incorporated by reference into this prospectus. In addition, you may order a personalized illustration of death benefits, cash surrender values, and cash values, without charge, from us. To request a Statement of Additional Information, a personalized illustration or any information about your Policy call us at 1-800-277-9244 or write to us at:
Minnesota Life Insurance Company, 400 Robert Street North, Saint Paul, Minnesota 55101.

Information about Minnesota Life Variable Life Account (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090) or at the SEC's website, http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street, NE, Washington, DC 20549-0102. You can also call the SEC at 1-202-551-8090.

The table of contents for the Statement of Additional Information is as follows:
     General Information and History
     Additional Information about Operation of Contracts and Registrant Underwriters
     Additional Information about Charges
     Illustrations
     Financial Statements

Investment Company Act No. 811-4585

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item Number Caption in Prospectus
----------- ---------------------

    15.     Cover Page and Table of Contents

    16.     General Information and History

    17.     Services

    18.     Premiums

    19. Additional Information About Operation of Contracts and Minnesota Life Variable Life Account

    20.     Underwriters

    21.     Additional Information About Charges

    22.     Lapse and Reinstatement

    23.     Loans

    24.     Financial Statements

    25.     Illustrations

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

                             400 Robert Street North
                           Saint Paul, Minnesota 55101
              (Address of Depositor's Principal Executive Offices)

                                 1-651-665-3500
               (Depositor's Telephone Number, including Area Code)


                               Gary R. Christensen, Esq.

               Senior Vice President, General Counsel and Secretary


                   Minnesota Life Insurance Company
                             400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                     (Name and Address of Agent for Service)

                       Statement of Additional Information


         The date of this document and the prospectus is: May 1, 2014


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. Therefore, this Statement should be read in conjunction with the Funds' current prospectuses which may be obtained by calling Minnesota Life Insurance Company at 1-800-277-9244, or writing to Minnesota Life at 400 Robert Street North, Saint Paul, Minnesota 55101. Defined terms as used in the prospectus and the Policy are incorporated into this Statement of Additional Information.

Table of Contents

General Information and History
Additional Information About Operation of Contracts and Registrant
Underwriters
Additional Information About Charges
Illustrations
Financial Statements

                                                                      VAL Summit

General Information and History

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company." All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account ("Variable Life Account"), in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the 1940 Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.


The Variable Life Account currently has 67 sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.



On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

   . SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

   .    SECURIAN FUNDS TRUST - IVY(R) SMALL CAP GROWTH FUND --

              (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

              (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

   . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

Additional Information about Operation of Contracts and Registrant

Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services. Prior to April 1, 2003, Minnesota Life provided additional accounting and administrative services which are now performed by State Street Bank and Trust Company. However, Minnesota Life continues to oversee State Street's performance of these services.

Underwriters

The Policies are a continuous offering and will be sold by state licensed life insurance producers who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.

Securian Financial Services, Inc., whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful.


Commissions to registered representatives of Securian Financial on the sale of Policies include: up to 62.1 percent of gross premium in the first policy year; up to 8.4 percent of the gross premium in policy years two through ten; up to
1.6 percent in policy years thereafter; and 0 percent of non-repeating premiums. The commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4.9 percent in policy years one through ten and up to 1.6 percent thereafter. Amounts paid by Minnesota Life to the underwriter for 2013, 2012, and 2011, were $20,428,410, $22,070,981, and $24,346,302, respectively, which include amounts paid for other contracts issued through the Minnesota Life Variable Life Account.


While Securian Financial does not receive any direct compensation from Minnesota Life when selling a Minnesota Life variable product, it is reimbursed by Minnesota Life for compliance related costs resulting from Securian's sales of Minnesota Life variable products.

In addition, based uniformly on the sales of we or Securian Financial Services will award insurance policies by registered representatives of Securian Financial, we or Securian Financial Services will award credits which allow those registered representatives who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of up to .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

Additional Information About Charges

a) Sales Load

See the description of the policy issue charge in the prospectus.

b) Underwriting Procedures

We require proof of insurability for policy issue and all adjustments resulting in an increase in face amount or other changes that result in an increase in the net amount at risk in the Policy. Proof of insurability and classification for cost of insurance charges are determined by our underwriting rules and procedures which utilize factors such as age, sex, health and occupation. Persons who present a lower mortality risk are charged the most favorable cost of insurance rates. Requirements may be waived or modified for Policies issued as a result of conversion from existing Policies, for Policies issued as part of a small group case or for face amount increases pursuant to an additional benefit agreement.

The basis for the mortality charges guaranteed in the Policies are determined by the sex, tobacco habits, and age of each insured and are based on the 2001 CSO sex and smoker distinct age nearest birthday mortality tables. In instances where the insurance is required to be provided on a Unisex basis, the guaranteed mortality charges are based on the 2001 CSO Unisex Table B.

c) Increases in Face Amount

An increase in face amount is a policy adjustment and is subject to a $25 transaction charge. An increase in face amount will also result in a new policy issue charge.

Illustrations


An illustration is provided for a preferred select non-tobacco risk male age 40. The illustration shows the projected actual cash values, death benefits and premiums. The Cash Death Benefit Option is shown. The plan of insurance for the illustration is a protection plan, with an initial face amount of $470,000 and a premium of $3,500. We show the illustration based on both guaranteed maximum and current charges, and we include all charges.

Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex smoker-distinct 2001 Commissions Standard Ordinary Mortality Table ("2001 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-base distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of the mortality rates reflected in 2001 CSO Tables.

In many cases we intend to impose cost of insurance charges which are lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the risk category of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. We occasionally review the adequacy of our cost of insurance rates and may adjust those charges prospectively depending upon our expectations about our future mortality and expense experience, lapse rates, taxes, investment earnings and profit considerations. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

The illustration shows how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent and 6 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent and 6 percent but fluctuated over the life of the Policy. The illustration assumes scheduled premiums are paid when due.


The amounts shown for the hypothetical cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustration is at an annual rate of ..50 percent. The investment management fee illustrated is .61 percent and represents the arithmetic average of the annual fee charged for all portfolios of the Funds. The illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds and for distribution (12b-1) fees. Fund expenses illustrated are .14 percent, representing the arithmetic average of the 2013 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced, however the averages used in these illustrations do not reflect the waivers or reductions. The 12b-1 fee illustrated is .25 percent and represent the arithmetic average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent and 6 percent correspond to approximate net annual rates of return of -1.50 percent and 4.50 percent.

The illustration reflects the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent and 6 percent than it does now.

Upon request, we will furnish a personalized illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, death benefit option, plan of insurance and gross annual rate of return requested. Those illustrations may be materially different from the sample illustration included in this statement, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations.

                                   VAL SUMMIT
                        DEATH BENEFIT OPTION--CASH OPTION
                 MALE ISSUE AGE 40, PREFERRED SELECT NON-TOBACCO


                        INITIAL FACE AMOUNT -- $470,000

                           $3,500 INITIAL BASE PREMIUM


                              USING CURRENT CHARGES

                 - ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -


                                0% Gross                         6% Gross
                               -1.50% Net                        4.50% Net

            INITIAL              CASH                               CASH
POL   ATT     BASE      CASH   SURRENDER    DEATH        CASH    SURRENDER      DEATH
YR    AGE   PREMIUM    VALUE     VALUE     BENEFIT       VALUE     VALUE       BENEFIT
--    ---   -------    -----     -----     -------       -----     -----       -------
 1     41     3,500    1,877           0   470,000       2,037           0     470,000
 2     42     3,500    3,712           0   470,000       4,153           0     470,000
 3     43     3,500    5,505           0   470,000       6,351           0     470,000
 4     44     3,500    7,250       1,161   470,000       8,628       2,539     470,000
 5     45     3,500    8,943       3,868   470,000      10,984       5,909     470,000

 6     46     3,500   10,582       6,523   470,000      13,419       9,359     470,000
 7     47     3,500   12,162       9,117   470,000      15,932      12,888     470,000
 8     48     3,500   13,678      11,648   470,000      18,522      16,492     470,000
 9     49     3,500   15,129      14,114   470,000      21,191      20,176     470,000
10     50     3,500   16,511      16,511   470,000      23,938      23,938     470,000

15     55     3,500   27,226      27,226   470,000      44,685      44,685     470,000
20     60     3,500   35,299      35,299   470,000      69,043      69,043     470,000
25     65     3,500   39,676      39,676   470,000      97,065      97,065     470,000
30     70     3,500   39,057      39,057   470,000     129,101     129,101     470,000
35     75     3,500   30,764      30,764   470,000     165,120     165,120     470,000

40     80     3,500   10,147      10,147   470,000     204,858     204,858     470,000
45     85     3,500        0           0         0     248,393     248,393     470,000
50     90     3,500        0           0         0     297,566     297,566     470,000
55     95     3,500        0           0         0     359,659     359,659     470,000
60    100     3,500        0           0         0     455,737     455,737     470,000

65    105     3,500        0           0         0     604,892     604,892     571,884
70    110         0        0           0         0     778,603     778,603     740,207
75    115         0        0           0         0   1,003,133   1,003,133     953,504
80    120         0        0           0         0   1,293,349   1,293,349   1,229,201


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0% and 6% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   VAL SUMMIT
                        DEATH BENEFIT OPTION--CASH OPTION
                MALE ISSUE AGE 40, PREFERRED SELECT NON-TOBACCO


                         INITIAL FACE AMOUNT -- $470,000

                           $3,500 INITIAL BASE PREMIUM



                        USING MAXIMUM CONTRACTUAL CHARGES

                - ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF -


                                0% Gross                       6% Gross
                               -1.50% Net                      4.50% Net

            INITIAL               CASH                          CASH
POL   ATT    BASE      CASH    SURRENDER    DEATH      CASH   SURRENDER    DEATH
YR    AGE   PREMIUM    VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
--    ---   -------    -----     -----     -------    -----     -----     -------
  1    41     3,500     1,373          0    470,000     1,519          0   470,000
  2    42     3,500     2,672          0    470,000     3,052          0   470,000
  3    43     3,500     3,883          0    470,000     4,585          0   470,000
  4    44     3,500     4,999          0    470,000     6,108         18   470,000
  5    45     3,500     6,009        934    470,000     7,609      2,534   470,000

  6    46     3,500     6,899      2,839    470,000     9,071      5,011   470,000
  7    47     3,500     7,677      4,632    470,000    10,500      7,455   470,000
  8    48     3,500     8,335      6,305    470,000    11,883      9,853   470,000
  9    49     3,500     8,920      7,905    470,000    13,268     12,253   470,000
 10    50     3,500     9,425      9,425    470,000    14,644     14,644   470,000

 15    55     3,500    14,702     14,702    470,000    26,040     26,040   470,000
 20    60     3,500    13,506     13,506    470,000    33,678     33,678   470,000
 25    65     3,500     2,109      2,109    470,000    32,484     32,484   470,000
 30    70     3,500         0          0    470,000    11,873     11,873   470,000
 35    75     3,500         0          0    470,000         0          0   470,000


The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0% and 6% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

Financial Statements



The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Minnesota Life Variable Life Account as of December 31, 2013, have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                          Notes to Financial Statements

                           December 31, 2013 and 2012

       (With Independent Registered Public Accounting Firm Report Thereon)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                                TABLE OF CONTENTS

                                                                            PAGE
Independent Registered Public Accounting Firm Report                           1

Statements of Assets and Liabilities                                           2

Statements of Operations                                                      15

Statements of Changes in Net Assets                                           28

Notes to Financial Statements                                                 42

[LOGO]

                    KPMG LLP
                    4200 Wells Fargo Center
                    90 South Seventh Street
                    Minneapolis, MN 55402


              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM REPORT

The Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account (the Variable Account) as of December 31, 2013, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2013 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Minnesota Life Variable Life Account as of December 31, 2013, the results of operations for the year or period then ended, the changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                     [LOGO]

Minneapolis, Minnesota
March 31, 2014

                    KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative ("KPMG International"), a Swiss entity.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                             ALLIANBERN      AM CENTURY     AM CENTURY     AM CENTURY     AM CENTURY     AMER FUNDS
                                              VPS INTL        VP INC &       VP INFL        VP ULTRA       VP VALUE       IS GLBL
                                             VALUE CL B      GRO CL II      PRO CL II        CL II          CL II        BOND CL 2
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $      246,155      2,810,026      3,890,768     37,743,049     30,751,233      1,560,678
  Receivable from Minnesota Life for
    policy purchase payments                           --          1,182          2,630             --             --        515,658
  Receivable for investments sold                   1,033             --             --        130,055         63,192             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                              247,188      2,811,208      3,893,398     37,873,104     30,814,425      2,076,336
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                   1,033             --             --        130,055         63,192             --
  Payable for investments purchased                    --          1,182          2,630             --             --        515,658
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                           1,033          1,182          2,630        130,055         63,192        515,658
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $      246,155      2,810,026      3,890,768     37,743,049     30,751,233      1,560,678
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $      246,155      2,810,026      3,890,768     37,743,049     30,751,233      1,560,678
  Investment shares                                16,565        306,437        372,322      2,599,384      3,634,897        132,149
  Investments at cost                      $      225,117      1,858,825      4,354,354     23,149,601     20,424,168      1,584,383

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                            AMER FUNDS
                                             AMER FUNDS       IS GLBL      AMER FUNDS     AMER FUNDS                    AMER FUNDS
                                              IS GLBL          SM CP       IS GROWTH    IS GROWTH-INC    AMER FUNDS    IS NEW WORLD
                                            GROWTH CL 2         CL 2          CL 2           CL 2       IS INTL CL 2       CL 2
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $      853,870      1,163,399      2,662,148      2,452,800      3,433,593     15,039,422
  Receivable from Minnesota Life for
    policy purchase payments                        2,846          2,853          1,791             --          2,738          5,505
  Receivable for investments sold                      --             --             --             98             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                              856,716      1,166,252      2,663,939      2,452,898      3,436,331     15,044,927
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                      --             --             --             98             --             --
  Payable for investments purchased                 2,846          2,853          1,791             --          2,738          5,505
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                           2,846          2,853          1,791             98          2,738          5,505
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $      853,870      1,163,399      2,662,148      2,452,800      3,433,593     15,039,422
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $      853,870      1,163,399      2,662,148      2,452,800      3,433,593     15,039,422
  Investment shares                                28,538         46,075         34,156         48,667        162,345        604,478
  Investments at cost                      $      720,939        942,475      2,187,825      2,019,577      2,903,060     13,366,456

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                             AMER FUNDS      FIDELITY        FIDELITY      FIDELITY        FIDELITY       FRANKLIN
                                               IS US           VIP         VIP EQUITY-     VIP HIGH        VIP MID        VIP DEV
                                              GOVT/AAA      CONTRAFUND        INCOME        INCOME           CAP            MKTS
                                                CL 2           SC 2            SC2           SC2             SC2          SEC CL 2
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $      210,198     75,061,619     85,317,022      3,510,023     59,114,713     34,689,425
  Receivable from Minnesota Life for
    policy purchase payments                        3,086             --          9,265            904             --             --
  Receivable for investments sold                      --        218,565             --             --        226,004         37,801
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                              213,284     75,280,184     85,326,287      3,510,927     59,340,717     34,727,226
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                      --        218,565             --             --        226,004         37,801
  Payable for investments purchased                 3,086             --          9,265            904             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                           3,086        218,565          9,265            904        226,004         37,801
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $      210,198     75,061,619     85,317,022      3,510,023     59,114,713     34,689,425
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $      210,198     75,061,619     85,317,022      3,510,023     59,114,713     34,689,425
  Investment shares                                17,768      2,222,731      3,728,891        622,344      1,660,526      3,404,261
  Investments at cost                      $      223,289     49,375,065     76,205,026      3,552,787     48,899,126     31,531,850

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                              FRANKLIN
                                               VIP LG        FRANKLIN     FRANKLIN VIP   FRANKLIN VIP     GOLDMAN        IBBOTSON
                                              CAP GRO        VIP MUT       SM CAP VAL    SM-MD CP GR    SACHS VI HQ     AGGRESSIVE
                                                CL 2       SH SEC CL 2        CL 2           CL 2        FLT RT SS      GRWTH ETF2
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $    4,026,389     12,902,966      3,850,893     24,127,091      1,910,781      9,538,972
  Receivable from Minnesota Life for
    policy purchase payments                           --             --        133,144             --         95,576             --
  Receivable for investments sold                   1,148          7,009             --          6,125             --            346
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                            4,027,537     12,909,975      3,984,037     24,133,216      2,006,357      9,539,318
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                   1,148          7,009             --          6,125             --            346
  Payable for investments purchased                    --             --        133,144             --         95,576             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                           1,148          7,009        133,144          6,125         95,576            346
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $    4,026,389     12,902,966      3,850,893     24,127,091      1,910,781      9,538,972
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $    4,026,389     12,902,966      3,850,893     24,127,091      1,910,781      9,538,972
  Investment shares                               195,266        596,531        159,987        888,332        181,806        837,487
  Investments at cost                      $    2,672,737      9,420,303      2,885,101     17,628,285      1,950,193      7,964,147

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                              IBBOTSON       IBBOTSON                       IBBOTSON      INVESCO VI     INVESCO VI
                                              BALANCED     CONSERVATIVE      IBBOTSON       INCOME &     AMER FRANCH     AMER VALUE
                                                ETF2           ETF2        GROWTH ETF2    GROWTH ETF2       SR II          SR II
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $    5,684,520      1,435,886      9,905,843      1,506,157      5,695,424      1,006,053
  Receivable from Minnesota Life for
    policy purchase payments                           --             --         17,807             --             --             --
  Receivable for investments sold                     759            142             --            343            549             52
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                            5,685,279      1,436,028      9,923,650      1,506,500      5,695,973      1,006,105
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     759            142             --            343            549             52
  Payable for investments purchased                    --             --         17,807             --             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                             759            142         17,807            343            549             52
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $    5,684,520      1,435,886      9,905,843      1,506,157      5,695,424      1,006,053
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $    5,684,520      1,435,886      9,905,843      1,506,157      5,695,424      1,006,053
  Investment shares                               504,842        128,204        919,763        132,935        114,873         50,991
  Investments at cost                      $    5,275,936      1,455,216      8,885,127      1,424,434      3,976,174        829,748

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                             INVESCO VI      INVESCO VI     INVESCO VI     INVESCO VI    INVESCO VI
                                            COMSTOCK SR     CORE EQUITY    EQUITY & INC   GROWTH & INC   SM CAP EQTY   IVY VIP ASSET
                                                 II            SR II          SR II          SR II          SR II         STRATEGY
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $    5,415,108      1,120,173      1,247,061        173,085      2,977,434     68,814,429
  Receivable from Minnesota Life for
    policy purchase payments                          538         84,910             --              3            218         90,749
  Receivable for investments sold                      --             --             59             --             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                            5,415,646      1,205,083      1,247,120        173,088      2,977,652     68,905,178
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                      --             --             59             --             --             --
  Payable for investments purchased                   538         84,910             --              3            218         90,749
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                             538         84,910             59              3            218         90,749
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $    5,415,108      1,120,173      1,247,061        173,085      2,977,434     68,814,429
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $    5,415,108      1,120,173      1,247,061        173,085      2,977,434     68,814,429
  Investment shares                               306,284         29,455         67,336          6,599        119,816      5,194,091
  Investments at cost                      $    3,998,176        849,120      1,021,458        152,377      2,116,567     49,579,867

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                              IVY VIP      IVY VIP CORE   IVY VIP GLBL     IVY VIP      IVY VIP HIGH   IVY VIP INTL
                                              BALANCED        EQUITY      NATURAL RES       GROWTH         INCOME      CORE EQUITY
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $  140,743,277     14,780,726      5,351,672    202,486,060        395,262    170,002,976
  Receivable from Minnesota Life for
    policy purchase payments                        5,312         71,150          2,608         15,450         56,441             --
  Receivable for investments sold                      --             --             --             --             --        200,423
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                          140,748,589     14,851,876      5,354,280    202,501,510        451,703    170,203,399
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                      --             --             --             --             --        200,423
  Payable for investments purchased                 5,312         71,150          2,608         15,450         56,441             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                           5,312         71,150          2,608         15,450         56,441        200,423
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $  140,743,277     14,780,726      5,351,672    202,486,060        395,262    170,002,976
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $  140,743,277     14,780,726      5,351,672    202,486,060        395,262    170,002,976
  Investment shares                            13,457,825        976,709        985,049     15,187,176         98,917      8,607,571
  Investments at cost                      $  112,692,864     11,649,900      5,622,257    143,915,688        388,202    148,654,458

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                              IVY VIP                       IVY VIP        IVY VIP        IVY VIP
                                            IVY VIP INTL     MICRO CAP     IVY VIP MID     SCIENCE &      SMALL CAP      SMALL CAP
                                               GROWTH          GROWTH       CAP GROWTH       TECH          GROWTH          VALUE
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $   11,270,645     25,553,668      3,646,835     15,028,658     95,497,360     65,395,891
  Receivable from Minnesota Life for
    policy purchase payments                           --             --            424             --             --             --
  Receivable for investments sold                   1,399         77,933             --         20,840         63,323        289,003
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                           11,272,044     25,631,601      3,647,259     15,049,498     95,560,683     65,684,894
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                   1,399         77,933             --         20,840         63,323        289,003
  Payable for investments purchased                    --             --            424             --             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                           1,399         77,933            424         20,840         63,323        289,003
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $   11,270,645     25,553,668      3,646,835     15,028,658     95,497,360     65,395,891
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $   11,270,645     25,553,668      3,646,835     15,028,658     95,497,360     65,395,891
  Investment shares                             1,148,320        804,204        340,085        565,329      6,941,779      3,286,110
  Investments at cost                      $    9,137,591     15,113,532      3,020,071     10,080,589     65,530,084     47,154,241

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                                         JANUS ASPEN    MFS VIT INV
                                              IVY VIP      JANUS ASPEN     JANUS ASPEN    JANUS ASPEN    PERK MID CP     GROWTH SER
                                               VALUE       BALANCED SS       FORTY SS     OVERSEAS SS       VAL SS           SS
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $   66,976,547      7,577,080     48,950,241     71,998,130      4,028,701     14,630,838
  Receivable from Minnesota Life for
    policy purchase payments                           --          9,650             --             --            139        115,911
  Receivable for investments sold                  19,855             --        257,523        210,309             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                           66,996,402      7,586,730     49,207,764     72,208,439      4,028,840     14,746,749
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                  19,855             --        257,523        210,309             --             --
  Payable for investments purchased                    --          9,650             --             --            139        115,911
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                          19,855          9,650        257,523        210,309            139        115,911
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $   66,976,547      7,577,080     48,950,241     71,998,130      4,028,701     14,630,838
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $   66,976,547      7,577,080     48,950,241     71,998,130      4,028,701     14,630,838
  Investment shares                             8,569,378        238,874        934,165      1,759,485        212,260        977,997
  Investments at cost                      $   49,737,420      6,912,359     30,712,489     71,225,789      3,475,672     10,479,175

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                              MFS VIT        MFS VIT
                                              MID CAP          NEW                        MORGSTANLEY    NEUBERGERBER   OPPENHEIMER
                                             GROWTH SER    DISCOVERY SER      MFS VIT      UIF EMG MK    MAN SOC RESP    CAP APP VA
                                                 SS             SS         VALUE SER SS     EQ CL 2          S CL            SS
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $    1,483,420     15,442,460     55,782,058      4,205,880      1,231,320      3,735,645
  Receivable from Minnesota Life for
    policy purchase payments                           --         93,986             --            821            476             --
  Receivable for investments sold                     133             --        130,884             --             --            122
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                            1,483,553     15,536,446     55,912,942      4,206,701      1,231,796      3,735,767
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                     133             --        130,884             --             --            122
  Payable for investments purchased                    --         93,986             --            821            476             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                             133         93,986        130,884            821            476            122
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $    1,483,420     15,442,460     55,782,058      4,205,880      1,231,320      3,735,645
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $    1,483,420     15,442,460     55,782,058      4,205,880      1,231,320      3,735,645
  Investment shares                               170,117        734,656      2,931,269        287,287         56,586         65,115
  Investments at cost                      $      995,071     10,794,064     34,359,332      4,120,311      1,070,729      2,214,350

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                            OPPENHEIMER     OPPENHEIMER    OPPENHEIMER     PIMCO VIT      PIMCO VIT      PUTNAM VT
                                            GBL STR INC    INTL GROW VA     MS SM CAP    LOW DUR PORT   TOTAL RETURN      EQUITY
                                               VA SS            SS            VA SS         ADV CL         ADV CL      INCOME CL IB
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $    9,490,849     23,117,081        738,905      5,903,230     19,952,383      4,616,562
  Receivable from Minnesota Life for
    policy purchase payments                           --         92,162             --          1,723         78,247         10,289
  Receivable for investments sold                  32,089             --              8             --             --             --
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                            9,522,938     23,209,243        738,913      5,904,953     20,030,630      4,626,851
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                  32,089             --              8             --             --             --
  Payable for investments purchased                    --         92,162             --          1,723         78,247         10,289
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                          32,089         92,162              8          1,723         78,247         10,289
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $    9,490,849     23,117,081        738,905      5,903,230     19,952,383      4,616,562
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $    9,490,849     23,117,081        738,905      5,903,230     19,952,383      4,616,562
  Investment shares                             1,725,609      8,690,632         26,840        556,384      1,817,157        226,302
  Investments at cost                      $    9,744,258     17,552,336        633,312      5,969,551     20,616,120      3,362,964

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                                                                            SFT
                                              PUTNAM VT                     PUTNAM VT                        SFT         ADVANTUS
                                             GROWTH AND      PUTNAM VT      MULTI-CAP      PUTNAM VT      ADVANTUS     INDEX 400 MC
                                              INC CL IB   INTER EQ CL IB    GRO CL IB    VOYAGER CL IB    BOND CL 2         CL 2
                                           -------------- --------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $      917,289      6,727,901        515,909      2,986,044    101,626,780     79,758,423
  Receivable from Minnesota Life for
    policy purchase payments                           --             --             --         51,855             --             --
  Receivable for investments sold                   2,907            446             66             --        186,362        119,158
                                           -------------- --------------  ------------- --------------  -------------  -------------
        Total assets                              920,196      6,728,347        515,975      3,037,899    101,813,142     79,877,581
                                           -------------- --------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                   2,907            446             66             --        186,362        119,158
  Payable for investments purchased                    --             --             --         51,855             --             --
                                           -------------- --------------  ------------- --------------  -------------  -------------
        Total liabilities                           2,907            446             66         51,855        186,362        119,158
                                           -------------- --------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $      917,289      6,727,901        515,909      2,986,044    101,626,780     79,758,423
                                           ============== ==============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $      917,289      6,727,901        515,909      2,986,044    101,626,780     79,758,423
  Investment shares                                38,364        470,812         16,932         57,925     51,035,701     24,297,880
  Investments at cost                      $      699,002      4,735,381        383,934      2,313,017     79,750,414     42,961,684

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2013

                                                                            SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                                              SFT                           SFT
                                                SFT            SFT          ADVANTUS         SFT          ADVANTUS
                                              ADVANTUS     ADVANTUS INTL     MONEY         ADVANTUS    REAL ESTATE CL
                                           INDEX 500 CL 2   BOND CL 2        MARKET     MORTGAGE CL 2         2            TOTAL
                                           --------------  -------------  ------------- --------------  -------------  -------------
Assets:
  Investments at net asset value           $  233,075,737     31,128,429     26,512,522     36,112,470     46,303,602  2,197,527,872
  Receivable from Minnesota Life for
    policy purchase payments                           --         33,672             --             --             --      1,611,719
  Receivable for investments sold                 538,620             --         49,483         94,260          5,150      2,993,576
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total assets                          233,614,357     31,162,101     26,562,005     36,206,730     46,308,752  2,202,133,167
                                           --------------  -------------  ------------- --------------  -------------  -------------
Liabilities:
  Payable to Minnesota Life for policy
    terminations, withdrawal payments and
    mortality and expense charges                 538,620             --         49,483         94,260          5,150      2,993,576
  Payable for investments purchased                    --         33,672             --             --             --      1,611,719
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Total liabilities                         538,620         33,672         49,483         94,260          5,150      4,605,295
                                           --------------  -------------  ------------- --------------  -------------  -------------
        Net assets applicable to policy
          owners                           $  233,075,737     31,128,429     26,512,522     36,112,470     46,303,602  2,197,527,872
                                           ==============  =============  ============= ==============  =============  =============
Policy owners' equity:
  Total policy owners' equity              $  233,075,737     31,128,429     26,512,522     36,112,470     46,303,602  2,197,527,872
  Investment shares                            34,594,002     12,769,202     26,525,068     21,128,053     14,916,749    298,307,007
  Investments at cost                      $  132,001,835     23,945,921     26,525,068     30,587,643     33,895,031  1,640,342,598

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      ALLIANBERN      AM CENTURY       AM CENTURY                                      AMER FUNDS
                                       VPS INTL      VP INC & GRO    VP INFL PRO CL    AM CENTURY      AM CENTURY     IS GLBL BOND
                                      VALUE CL B        CL II              II        VP ULTRA CL II  VP VALUE CL II       CL 2
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $        9,589          51,128           71,357         132,875         427,025              --
  Mortality, expense charges and
    administrative charges (note 3)           (658)        (13,064)         (21,292)       (168,000)       (142,282)         (4,792)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                              8,931          38,064           50,065         (35,125)        284,743          (4,792)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --          157,758              --              --          11,307
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                     18,596         644,614        1,776,767       3,712,215       3,743,379         200,606
    Cost of investments sold               (16,121)       (380,242)      (1,809,238)     (2,750,503)     (3,872,985)       (205,583)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                             2,475         264,372          (32,471)        961,712        (129,606)         (4,977)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                     2,475         264,372          125,287         961,712        (129,606)          6,330
  Net change in unrealized
    appreciation or (depreciation)
    of investments                          17,015         469,406         (582,865)      9,552,311       7,365,503         (29,075)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                       19,490         733,778         (457,578)     10,514,023       7,235,897         (22,745)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $       28,421         771,842         (407,513)     10,478,898       7,520,640         (27,537)
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      AMER FUNDS      AMER FUNDS       AMER FUNDS      AMER FUNDS                      AMER FUNDS
                                       IS GLBL      IS GLBL SM CP     IS GROWTH CL   IS GROWTH-INC     AMER FUNDS     IS NEW WORLD
                                     GROWTH CL 2         CL 2              2              CL 2        IS INTL CL 2        CL 2
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $        8,268           7,422           19,905          25,171          41,036         191,136
  Mortality, expense charges and
    administrative charges (note 3)         (2,555)         (4,171)          (8,523)         (8,121)        (12,074)        (65,410)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                              5,713           3,251           11,382          17,050          28,962         125,726
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --               --              --              --          58,639
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                     70,571          69,167          229,482         343,984         221,966         310,668
    Cost of investments sold               (57,565)        (53,854)        (170,404)       (274,240)       (180,149)       (273,953)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                            13,006          15,313           59,078          69,744          41,817          36,715
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                    13,006          15,313           59,078          69,744          41,817          95,354
  Net change in unrealized
    appreciation or (depreciation)
    of investments                         115,704         179,743          384,036         378,568         412,561       1,177,267
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                      128,710         195,056          443,114         448,312         454,378       1,272,621
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $      134,423         198,307          454,496         465,362         483,340       1,398,347
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      AMER FUNDS
                                        IS US        FIDELITY VIP     FIDELITY VIP    FIDELITY VIP                    FRANKLIN VIP
                                     GOVT/AAA CL      CONTRAFUND     EQUITY-INCOME    HIGH INCOME     FIDELITY VIP    DEV MKTS SEC
                                         2               SC 2             SC2             SC2         MID CAP SC2         CL 2
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $        1,419         570,660        1,827,316         204,083         146,945         674,461
  Mortality, expense charges and
    administrative charges (note 3)           (975)       (338,767)        (399,264)        (20,075)       (264,678)       (174,216)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                                444         231,893        1,428,052         184,008        (117,733)        500,245
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                   5,737          19,984        5,380,459              --       7,034,452              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                    101,834      12,054,220        7,576,866       3,173,680       5,881,417       3,957,176
    Cost of investments sold              (105,258)    (11,860,014)      (8,161,109)     (3,012,498)     (5,572,604)     (4,176,792)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                            (3,424)        194,206         (584,243)        161,182         308,813        (219,616)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                     2,313         214,190        4,796,216         161,182       7,343,265        (219,616)
  Net change in unrealized
    appreciation or (depreciation)
    of investments                          (9,624)     17,610,974       12,651,385        (157,815)      8,746,223        (736,488)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                       (7,311)     17,825,164       17,447,601           3,367      16,089,488        (956,104)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $       (6,867)     18,057,057       18,875,653         187,375      15,971,755        (455,859)
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     FRANKLIN VIP    FRANKLIN VIP     FRANKLIN VIP    FRANKLIN VIP      GOLDMAN         IBBOTSON
                                      LG CAP GRO    MUT SH SEC CL      SM CAP VAL     SM-MD CP GR     SACHS VI HQ      AGGRESSIVE
                                         CL 2             2               CL 2            CL 2         FLT RT SS       GRWTH ETF2
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $       37,133         254,706           38,112              --           8,712          99,422
  Mortality, expense charges and
    administrative charges (note 3)        (17,997)        (61,429)         (14,529)       (109,162)         (8,699)        (41,391)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                             19,136         193,277           23,583        (109,162)             13          58,031
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --           49,185       1,401,558          10,341          67,881
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                    570,984       1,851,764          355,446       2,928,657         334,005       1,559,006
    Cost of investments sold              (458,690)     (1,993,848)        (285,581)     (2,500,624)       (335,054)     (1,375,859)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                           112,294        (142,084)          69,865         428,033          (1,049)        183,147
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                   112,294        (142,084)         119,050       1,829,591           9,292         251,028
  Net change in unrealized
    appreciation or (depreciation)
    of investments                         751,830       2,921,786          746,973       5,191,791          (9,761)      1,023,627
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                      864,124       2,779,702          866,023       7,021,382            (469)      1,274,655
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $      883,260       2,972,979          889,606       6,912,220            (456)      1,332,686
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                       IBBOTSON        IBBOTSON                         IBBOTSON       INVESCO VI      INVESCO VI
                                       BALANCED      CONSERVATIVE       IBBOTSON        INCOME &      AMER FRANCH      AMER VALUE
                                         ETF2            ETF2         GROWTH ETF2     GROWTH ETF2        SR II           SR II
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $       79,337          18,535          109,929          21,418          12,423           4,923
  Mortality, expense charges and
    administrative charges (note 3)        (28,446)         (7,432)         (43,308)         (7,320)        (24,877)         (3,364)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                             50,891          11,103           66,621          14,098         (12,454)          1,559
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                  30,735          17,214           11,968          13,579              --              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                  2,202,927         437,945          601,037          76,505         705,751          91,399
    Cost of investments sold            (2,102,077)       (435,119)        (492,572)        (70,144)       (578,967)        (74,154)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                           100,850           2,826          108,465           6,361         126,784          17,245
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                   131,585          20,040          120,433          19,940         126,784          17,245
  Net change in unrealized
    appreciation or (depreciation)
    of investments                         392,894           1,238        1,086,390          61,604       1,554,285         163,435
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                      524,479          21,278        1,206,823          81,544       1,681,069         180,680
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $      575,370          32,381        1,273,444          95,642       1,668,615         182,239
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                      INVESCO VI      INVESCO VI       INVESCO VI      INVESCO VI      INVESCO VI
                                     COMSTOCK SR     CORE EQUITY      EQUITY & INC    GROWTH & INC    SM CAP EQTY    IVY VIP ASSET
                                          II            SR II            SR II           SR II           SR II          STRATEGY
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $       70,113          11,858           16,709           2,514              --         841,770
  Mortality, expense charges and
    administrative charges (note 3)        (22,408)         (4,670)          (5,319)           (858)        (12,959)       (318,928)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                             47,705           7,188           11,390           1,656         (12,959)        522,842
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --               --           1,737          27,231              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                    581,073         125,536          124,665         134,527         767,841      20,261,763
    Cost of investments sold              (426,355)        (93,267)        (105,672)       (109,563)       (652,617)    (14,726,330)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                           154,718          32,269           18,993          24,964         115,224       5,535,433
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                   154,718          32,269           18,993          26,701         142,455       5,535,433
  Net change in unrealized
    appreciation or (depreciation)
    of investments                       1,094,969         189,421          193,952          16,493         677,293       8,052,575
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                    1,249,687         221,690          212,945          43,194         819,748      13,588,008
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $    1,297,392         228,878          224,335          44,850         806,789      14,110,850
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                       IVY VIP       IVY VIP CORE     IVY VIP GLBL      IVY VIP       IVY VIP HIGH    IVY VIP INTL
                                       BALANCED         EQUITY        NATURAL RES        GROWTH        INCOME (a)     CORE EQUITY
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $    1,918,343          65,215               --         760,518           1,812       2,551,038
  Mortality, expense charges and
    administrative charges (note 3)       (658,584)        (61,483)         (24,748)       (892,078)           (465)       (782,299)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                          1,259,759           3,732          (24,748)       (131,560)          1,347       1,768,739
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund              11,027,297         960,086               --      13,595,176              --              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                 12,465,452       1,376,644          704,450      16,195,999          10,111      14,228,699
    Cost of investments sold            (9,890,977)     (1,245,827)        (960,219)    (12,755,227)        (10,323)    (11,746,626)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                         2,574,475         130,817         (255,769)      3,440,772            (212)      2,482,073
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                13,601,772       1,090,903         (255,769)     17,035,948            (212)      2,482,073
  Net change in unrealized
    appreciation or (depreciation)
    of investments                      12,429,479       2,412,601          618,769      38,316,921           7,060      30,146,309
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                   26,031,251       3,503,504          363,000      55,352,869           6,848      32,628,382
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $   27,291,010       3,507,236          338,252      55,221,309           8,195      34,397,121
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                       IVY VIP                          IVY VIP
                                     IVY VIP INTL     MICRO CAP       IVY VIP MID      SCIENCE &     IVY VIP SMALL   IVY VIP SMALL
                                        GROWTH          GROWTH         CAP GROWTH         TECH         CAP GROWTH      CAP VALUE
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $       89,413              --               --              --              --         512,037
  Mortality, expense charges and
    administrative charges (note 3)        (49,685)        (98,734)         (14,188)        (53,083)       (418,141)       (303,444)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                             39,728         (98,734)         (14,188)        (53,083)       (418,141)        208,593
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                 191,316         808,909           90,206         606,957              --       3,787,580
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                    864,281       2,138,091          690,058       1,364,123       8,077,590       7,410,225
    Cost of investments sold            (1,027,652)     (1,106,807)        (631,425)       (716,782)     (6,523,299)     (6,297,378)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                          (163,371)      1,031,284           58,633         647,341       1,554,291       1,112,847
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                    27,945       1,840,193          148,839       1,254,298       1,554,291       4,900,427
  Net change in unrealized
    appreciation or (depreciation)
    of investments                       1,665,136       7,141,665          587,453       3,558,778      28,448,098      11,969,985
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                    1,693,081       8,981,858          736,292       4,813,076      30,002,389      16,870,412
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $    1,732,809       8,883,124          722,104       4,759,993      29,584,248      17,079,005
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                                                      JANUS ASPEN
                                                     JANUS ASPEN      JANUS ASPEN     JANUS ASPEN     PERK MID CP     MFS VIT INV
                                    IVY VIP VALUE    BALANCED SS        FORTY SS      OVERSEAS SS        VAL SS      GROWTH SER SS
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $      481,301          93,914          257,189       2,092,488          39,778          55,206
  Mortality, expense charges and
    administrative charges (note 3)       (303,798)        (35,567)        (220,062)       (341,072)        (16,535)        (65,608)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                            177,503          58,347           37,127       1,751,416          23,243         (10,402)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund               1,546,049         377,367               --              --          66,856         414,880
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                  5,792,847       1,415,640        5,073,738       7,500,974         305,946       1,872,110
    Cost of investments sold            (4,517,397)     (1,224,192)      (3,068,548)     (9,348,451)       (279,316)       (978,201)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                         1,275,450         191,448        2,005,190      (1,847,477)         26,630         893,909
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                 2,821,499         568,815        2,005,190      (1,847,477)         93,486       1,308,789
  Net change in unrealized
    appreciation or (depreciation)
    of investments                      14,848,851         626,539        9,717,290       9,001,157         580,941       2,089,661
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                   17,670,350       1,195,354       11,722,480       7,153,680         674,427       3,398,450
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $   17,847,853       1,253,701       11,759,607       8,905,096         697,670       3,388,048
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                       MFS VIT         MFS VIT                        MORGSTANLEY     NEUBERGERBER    OPPENHEIMER
                                       MID CAP      NEW DISCOVERY       MFS VIT        UIF EMG MK     MAN SOC RESP     CAP APP VA
                                    GROWTH SER SS       SER SS        VALUE SER SS      EQ CL 2           S CL             SS
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $           --              --          514,338          44,057           9,555          26,260
  Mortality, expense charges and
    administrative charges (note 3)         (6,601)        (69,238)        (255,946)        (18,060)         (6,629)        (17,917)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                             (6,601)        (69,238)         258,392          25,997           2,926           8,343
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                   5,231         122,130          157,825              --              --              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                    203,281       2,716,783        6,194,429         373,217       1,059,966         808,450
    Cost of investments sold              (119,819)     (1,445,508)      (5,203,341)       (375,160)       (873,297)       (643,735)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                            83,462       1,271,275          991,088          (1,943)        186,669         164,715
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                    88,693       1,393,405        1,148,913          (1,943)        186,669         164,715
  Net change in unrealized
    appreciation or (depreciation)
    of investments                         328,210       3,243,028       13,680,966         (96,473)        153,091         736,190
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                      416,903       4,636,433       14,829,879         (98,416)        339,760         900,905
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $      410,302       4,567,195       15,088,271         (72,419)        342,686         909,248
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      PIMCO VIT       PIMCO VIT       PUTNAM VT
                                     GBL STR INC     INTL GROW VA      MS SM CAP      LOW DUR PORT    TOTAL RETURN   EQUITY INCOME
                                        VA SS             SS             VA SS           ADV CL          ADV CL          CL IB
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $      437,658         164,044            3,470          81,420         411,817          72,936
  Mortality, expense charges and
    administrative charges (note 3)        (47,760)        (85,659)          (2,589)        (29,968)        (97,120)        (19,885)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                            389,898          78,385              881          51,452         314,697          53,051
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --            5,992              --         171,697              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                  1,225,290       1,213,115          257,140       2,930,740       3,294,790       1,453,637
    Cost of investments sold            (1,220,944)     (1,112,127)        (189,912)     (2,886,187)     (3,335,568)     (1,098,147)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                             4,346         100,988           67,228          44,553         (40,778)        355,490
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                     4,346         100,988           73,220          44,553         130,919         355,490
  Net change in unrealized
    appreciation or (depreciation)
    of investments                        (469,609)      3,713,114           81,992        (147,825)       (968,150)        710,447
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                     (465,263)      3,814,102          155,212        (103,272)       (837,231)      1,065,937
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $      (75,365)      3,892,487          156,093         (51,820)       (522,534)      1,118,988
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                                                                                          SFT
                                      PUTNAM VT                        PUTNAM VT                          SFT           ADVANTUS
                                      GROWTH AND      PUTNAM VT        MULTI-CAP       PUTNAM VT        ADVANTUS      INDEX 400 MC
                                      INC CL IB     INTER EQ CL IB     GRO CL IB     VOYAGER CL IB     BOND CL 2          CL 2
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $        9,251          84,926            1,628          17,107              --              --
  Mortality, expense charges and
    administrative charges (note 3)         (3,255)        (30,018)          (1,830)        (11,361)       (518,308)       (367,373)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                              5,996          54,908             (202)          5,746        (518,308)       (367,373)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --               --              --              --              --
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                    107,347         669,145           47,780         662,150      10,313,478       8,273,370
    Cost of investments sold               (71,628)       (769,432)         (37,829)       (577,617)     (6,733,467)     (4,105,110)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                            35,719        (100,287)           9,951          84,533       3,580,011       4,168,260
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                    35,719        (100,287)           9,951          84,533       3,580,011       4,168,260
  Net change in unrealized
    appreciation or (depreciation)
    of investments                         150,580       1,520,133          106,691         733,630      (4,232,628)     16,400,196
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                      186,299       1,419,846          116,642         818,163        (652,617)     20,568,456
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $      192,295       1,474,754          116,440         823,909      (1,170,925)     20,201,083
                                    ==============  ==============  ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                            Statements of Operations
                          Year ended December 31, 2013

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                         SFT             SFT              SFT             SFT             SFT
                                       ADVANTUS        ADVANTUS         ADVANTUS        ADVANTUS        ADVANTUS
                                      INDEX 500       INTL BOND          MONEY          MORTGAGE      REAL ESTATE
                                         CL 2            CL 2            MARKET           CL 2            CL 2           TOTAL
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Investment income (loss):
  Investment income distributions
    from underlying mutual fund     $           --              --               --              --              --      16,834,129
  Mortality, expense charges and
    administrative charges (note 3)     (1,063,948)       (169,268)        (148,480)       (190,670)       (243,655)    (10,127,125)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Investment income (loss)
          - net                         (1,063,948)       (169,268)        (148,480)       (190,670)       (243,655)      6,707,004
                                    --------------  --------------  ---------------  --------------  --------------  --------------
Realized and unrealized gains
  (losses) on investments - net:
  Realized gain distributions from
    underlying mutual fund                      --              --               --              --              --      48,235,319
  Realized gains (losses) on sales
    of investments:
    Proceeds from sales                 29,335,350       7,102,790       33,688,163       4,960,261       5,349,835     287,525,524
    Cost of investments sold           (17,186,325)     (4,199,941)     (33,688,163)     (3,560,702)     (3,460,920)   (234,973,131)
                                    --------------  --------------  ---------------  --------------  --------------  --------------
                                        12,149,025       2,902,849               --       1,399,559       1,888,915      52,552,393
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net realized gains (losses)
          on investments                12,149,025       2,902,849               --       1,399,559       1,888,915     100,787,712
  Net change in unrealized
    appreciation or (depreciation)
    of investments                      46,282,510      (2,966,485)              --      (2,157,480)     (1,276,455)    331,347,990
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net gains (losses) on
          investments                   58,431,535         (63,636)              --        (757,921)        612,460     432,135,702
                                    --------------  --------------  ---------------  --------------  --------------  --------------
        Net increase (decrease) in
          net assets resulting
          from operations           $   57,367,587        (232,904)        (148,480)       (948,591)        368,805     438,842,706
                                    ==============  ==============  ===============  ==============  ==============  ==============

(a)  For the period from May 1, 2013 through December 31, 2013.

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                        ALLIANBERN      AM CENTURY      AM CENTURY     AM CENTURY      AM CENTURY      AMER FUNDS
                                         VPS INTL        VP INC &      VP INFL PRO      VP ULTRA        VP VALUE         IS GLBL
                                        VALUE CL B      GRO CL II         CL II           CL II           CL II         BOND CL 2
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $         643          31,037          84,377        (149,976)        313,773          13,386
   Net realized gains (losses) on
     investments                            (39,694)          1,957         192,453         119,179        (867,084)          3,149
   Net change in unrealized
     appreciation or (depreciation)
     of investments                          62,523         242,600           9,830       3,697,257       3,732,559          19,516
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                         23,472         275,594         286,660       3,666,460       3,179,248          36,051
Policy transactions (notes 3 and 6):
   Policy purchase payments                  38,501         497,125       1,857,117       2,263,804       1,643,789         582,604
   Policy terminations, withdrawal
     payments and charges                  (181,362)       (272,774)     (1,458,058)     (3,908,179)     (2,870,548)       (160,290)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (142,861)        224,351         399,059      (1,644,375)     (1,226,759)        422,314
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                           (119,389)        499,945         685,719       2,022,085       1,952,489         458,365
Net assets at the beginning of year         202,034       1,883,225       4,163,958      27,332,333      23,022,260         465,328
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $      82,645       2,383,170       4,849,677      29,354,418      24,974,749         923,693
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $       8,931          38,064          50,065         (35,125)        284,743          (4,792)
   Net realized gains (losses) on
     investments                              2,475         264,372         125,287         961,712        (129,606)          6,330
   Net change in unrealized
     appreciation or (depreciation)
     of investments                          17,015         469,406        (582,865)      9,552,311       7,365,503         (29,075)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                         28,421         771,842        (407,513)     10,478,898       7,520,640         (27,537)
Policy transactions (notes 3 and 6):
   Policy purchase payments                 153,288         293,321       1,216,491       1,521,496       1,915,165         863,281
   Policy terminations, withdrawal
     payments and charges                   (18,199)       (638,307)     (1,767,887)     (3,611,763)     (3,659,321)       (198,759)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                      135,089        (344,986)       (551,396)     (2,090,267)     (1,744,156)        664,522
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            163,510         426,856        (958,909)      8,388,631       5,776,484         636,985
Net assets at the beginning of year          82,645       2,383,170       4,849,677      29,354,418      24,974,749         923,693
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $     246,155       2,810,026       3,890,768      37,743,049      30,751,233       1,560,678
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                       AMER FUNDS       AMER FUNDS     AMER FUNDS      AMER FUNDS                      AMER FUNDS
                                        IS GLBL        IS GLBL SM         IS          IS GROWTH-INC    AMER FUNDS     IS NEW WORLD
                                       GROWTH CL 2       CP CL 2       GROWTH CL 2        CL 2        IS INTL CL 2        CL 2
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $       1,678           3,043           3,664          11,090          14,482          99,699
   Net realized gains (losses) on
     investments                              4,254            (723)            (27)            527             940           7,372
   Net change in unrealized
     appreciation or (depreciation)
     of investments                          17,453          49,430          94,735          65,792         146,209         506,121
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                         23,385          51,750          98,372          77,409         161,631         613,192
Policy transactions (notes 3 and 6):
   Policy purchase payments                 270,578         273,986         547,170         916,194         773,201      11,570,576
   Policy terminations, withdrawal
     payments and charges                   (39,185)        (41,997)        (79,116)       (142,909)       (152,430)       (152,979)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                      231,393         231,989         468,054         773,285         620,771      11,417,597
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            254,778         283,739         566,426         850,694         782,402      12,030,789
Net assets at the beginning of year          39,058         242,320         464,729         271,182         627,344         262,305
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $     293,836         526,059       1,031,155       1,121,876       1,409,746      12,293,094
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $       5,713           3,251          11,382          17,050          28,962         125,726
   Net realized gains (losses) on
     investments                             13,006          15,313          59,078          69,744          41,817          95,354
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         115,704         179,743         384,036         378,568         412,561       1,177,267
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        134,423         198,307         454,496         465,362         483,340       1,398,347
Policy transactions (notes 3 and 6):
   Policy purchase payments                 495,140         507,179       1,403,261       1,205,314       1,759,297       1,638,077
   Policy terminations, withdrawal
     payments and charges                   (69,529)        (68,146)       (226,764)       (339,752)       (218,790)       (290,096)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                      425,611         439,033       1,176,497         865,562       1,540,507       1,347,981
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            560,034         637,340       1,630,993       1,330,924       2,023,847       2,746,328
Net assets at the beginning of year         293,836         526,059       1,031,155       1,121,876       1,409,746      12,293,094
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $     853,870       1,163,399       2,662,148       2,452,800       3,433,593      15,039,422
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                        AMER FUNDS     FIDELITY VIP    FIDELITY VIP   FIDELITY VIP    FIDELITY VIP    FRANKLIN VIP
                                           IS US        CONTRAFUND    EQUITY-INCOME    HIGH INCOME       MID CAP      DEV MKTS SEC
                                      GOVT/AAA CL 2        SC 2            SC2             SC2             SC2            CL 2
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $         873         411,106       1,675,866         243,956         (55,517)        361,211
   Net realized gains (losses) on
     investments                              4,718      (2,080,377)      2,709,511          18,362       3,467,003      (3,801,097)
   Net change in unrealized
     appreciation or (depreciation)
     of investments                          (3,505)     11,106,066       6,090,699         223,477       2,779,514       7,965,581
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                          2,086       9,436,795      10,476,076         485,795       6,191,000       4,525,695
Policy transactions (notes 3 and 6):
   Policy purchase payments                 174,230       1,675,247       1,996,030       3,582,991       1,236,858       1,362,537
   Policy terminations, withdrawal
     payments and charges                  (103,986)     (6,988,612)     (7,297,450)       (707,761)     (6,611,620)     (9,229,866)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                       70,244      (5,313,365)     (5,301,420)      2,875,230      (5,374,762)     (7,867,329)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                             72,330       4,123,430       5,174,656       3,361,025         816,238      (3,341,634)
Net assets at the beginning of year          90,253      62,624,661      65,589,021       1,999,067      46,335,185      39,224,656
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $     162,583      66,748,091      70,763,677       5,360,092      47,151,423      35,883,022
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $         444         231,893       1,428,052         184,008        (117,733)        500,245
   Net realized gains (losses) on
     investments                              2,313         214,190       4,796,216         161,182       7,343,265        (219,616)
   Net change in unrealized
     appreciation or (depreciation)
     of investments                          (9,624)     17,610,974      12,651,385        (157,815)      8,746,223        (736,488)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                         (6,867)     18,057,057      18,875,653         187,375      15,971,755        (455,859)
Policy transactions (notes 3 and 6):
   Policy purchase payments                 155,773       2,052,525       2,995,492       1,126,568       1,690,080       3,116,278
   Policy terminations, withdrawal
     payments and charges                  (101,291)    (11,796,054)     (7,317,800)     (3,164,012)     (5,698,545)     (3,854,016)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                       54,482      (9,743,529)     (4,322,308)     (2,037,444)     (4,008,465)       (737,738)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                             47,615       8,313,528      14,553,345      (1,850,069)     11,963,290      (1,193,597)
Net assets at the beginning of year         162,583      66,748,091      70,763,677       5,360,092      47,151,423      35,883,022
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $     210,198      75,061,619      85,317,022       3,510,023      59,114,713      34,689,425
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                       FRANKLIN VIP    FRANKLIN VIP   FRANKLIN VIP    FRANKLIN VIP    GOLDMAN SACHS     IBBOTSON
                                        LG CAP GRO      MUT SH SEC     SM CAP VAL       SM-MD CP        VI HQ FLT      AGGRESSIVE
                                           CL 2            CL 2           CL 2           GR CL 2          RT SS        GRWTH ETF2
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $      10,950         174,091           4,606         (98,367)          3,679          48,175
   Net realized gains (losses) on
     investments                            (22,282)       (894,390)         36,121       1,745,747          46,472          63,516
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         373,831       2,193,571         230,501         305,224         (19,629)        666,186
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        362,499       1,473,272         271,228       1,952,604          30,522         777,877
Policy transactions (notes 3 and 6):
   Policy purchase payments                 313,597         681,636         730,439         692,300         602,600       2,069,718
   Policy terminations, withdrawal
     payments and charges                  (512,387)     (3,194,028)       (215,381)     (2,433,086)       (305,839)       (581,565)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (198,790)     (2,512,392)        515,058      (1,740,786)        296,761       1,488,153
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            163,709      (1,039,120)        786,286         211,818         327,283       2,266,030
Net assets at the beginning of year       3,087,822      12,357,479       1,268,261      18,996,212       1,170,789       5,287,819
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   3,251,531      11,318,359       2,054,547      19,208,030       1,498,072       7,553,849
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $      19,136         193,277          23,583        (109,162)             13          58,031
   Net realized gains (losses) on
     investments                            112,294        (142,084)        119,050       1,829,591           9,292         251,028
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         751,830       2,921,786         746,973       5,191,791          (9,761)      1,023,627
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        883,260       2,972,979         889,606       6,912,220            (456)      1,332,686
Policy transactions (notes 3 and 6):
   Policy purchase payments                 453,691         424,355       1,257,588         857,796         743,990       2,197,959
   Policy terminations, withdrawal
     payments and charges                  (562,093)     (1,812,727)       (350,848)     (2,850,955)       (330,825)     (1,545,522)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (108,402)     (1,388,372)        906,740      (1,993,159)        413,165         652,437
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            774,858       1,584,607       1,796,346       4,919,061         412,709       1,985,123
Net assets at the beginning of year       3,251,531      11,318,359       2,054,547      19,208,030       1,498,072       7,553,849
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   4,026,389      12,902,966       3,850,893      24,127,091       1,910,781       9,538,972
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                         IBBOTSON        IBBOTSON                       IBBOTSON       INVESCO VI      INVESCO VI
                                         BALANCED      CONSERVATIVE     IBBOTSON        INCOME &       AMER FRANCH    AMER VALUE SR
                                           ETF2            ETF2        GROWTH ETF2     GROWTH ETF2        SR II            II
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $      51,821          15,160          55,592          14,641         (15,062)            523
   Net realized gains (losses) on
     investments                            225,179          31,996         701,298          46,990           6,780          10,829
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         125,910          (3,346)         15,305          18,221         177,020           9,996
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        402,910          43,810         772,195          79,852         168,738          21,348
Policy transactions (notes 3 and 6):
   Policy purchase payments               2,227,280       1,027,532       1,802,132         342,658       4,503,558         329,582
   Policy terminations, withdrawal
     payments and charges                  (666,584)       (250,106)     (1,070,522)       (151,554)       (353,546)        (72,939)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                    1,560,696         777,426         731,610         191,104       4,150,012         256,643
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          1,963,606         821,236       1,503,805         270,956       4,318,750         277,991
Net assets at the beginning of year       3,282,529         741,470       6,034,853       1,061,853         117,607          65,443
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   5,246,135       1,562,706       7,538,658       1,332,809       4,436,357         343,434
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $      50,891          11,103          66,621          14,098         (12,454)          1,559
   Net realized gains (losses) on
     investments                            131,585          20,040         120,433          19,940         126,784          17,245
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         392,894           1,238       1,086,390          61,604       1,554,285         163,435
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        575,370          32,381       1,273,444          95,642       1,668,615         182,239
Policy transactions (notes 3 and 6):
   Policy purchase payments               2,050,910         273,783       1,676,090         149,205         282,880         570,564
   Policy terminations, withdrawal
     payments and charges                (2,187,895)       (432,984)       (582,349)        (71,499)       (692,428)        (90,184)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (136,985)       (159,201)      1,093,741          77,706        (409,548)        480,380
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            438,385        (126,820)      2,367,185         173,348       1,259,067         662,619
Net assets at the beginning of year       5,246,135       1,562,706       7,538,658       1,332,809       4,436,357         343,434
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   5,684,520       1,435,886       9,905,843       1,506,157       5,695,424       1,006,053
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                       INVESCO VI       INVESCO VI     INVESCO VI       INVESCO VI     INVESCO VI
                                         CAPITAL       COMSTOCK SR     CORE EQUITY     EQUITY & INC   GROWTH & INC    INVESCO VI SM
                                     APPRECIATION (b)       II            SR II           SR II           SR II       CAP EQTY SR II
                                     ---------------  -------------   -------------   -------------   -------------   --------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $      (7,227)         30,291           3,126          10,378             539         (11,052)
   Net realized gains (losses) on
     investments                            (47,713)         54,059          41,861             426             139          45,447
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         388,379         352,819          56,339          74,939           8,243         231,990
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        333,439         437,169         101,326          85,743           8,921         266,385
Policy transactions (notes 3 and 6):
   Policy purchase payments                 101,087         919,337          95,880         118,031          48,917       1,178,130
   Policy terminations, withdrawal
     payments and charges                (4,623,252)       (276,358)       (168,289)        (92,207)        (28,618)       (617,446)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (4,522,165)        642,979         (72,409)         25,824          20,299         560,684
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         (4,188,726)      1,080,148          28,917         111,567          29,220         827,069
Net assets at the beginning of year       4,188,726       2,109,673         767,983         720,872          72,680       1,515,492
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $          --       3,189,821         796,900         832,439         101,900       2,342,561
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $          --          47,705           7,188          11,390           1,656         (12,959)
   Net realized gains (losses) on
     investments                                 --         154,718          32,269          18,993          26,701         142,455
   Net change in unrealized
     appreciation or (depreciation)
     of investments                              --       1,094,969         189,421         193,952          16,493         677,293
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                             --       1,297,392         228,878         224,335          44,850         806,789
Policy transactions (notes 3 and 6):
   Policy purchase payments                      --       1,501,225         217,915         312,811         160,313         590,796
   Policy terminations, withdrawal
     payments and charges                        --        (573,330)       (123,520)       (122,524)       (133,978)       (762,712)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                           --         927,895          94,395         190,287          26,335        (171,916)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                                 --       2,225,287         323,273         414,622          71,185         634,873
Net assets at the beginning of year              --       3,189,821         796,900         832,439         101,900       2,342,561
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $          --       5,415,108       1,120,173       1,247,061         173,085       2,977,434
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                      IVY VIP ASSET     IVY VIP       IVY VIP CORE     IVY VIP GLBL      IVY VIP      IVY VIP HIGH
                                        STRATEGY        BALANCED         EQUITY        NATURAL RES       GROWTH        INCOME (a)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $     430,683       1,233,519           7,195         (19,809)       (723,367)             --
   Net realized gains (losses) on
     investments                           (892,607)      9,002,669         973,483          72,550      14,327,962              --
   Net change in unrealized
     appreciation or (depreciation)
     of investments                      11,937,412       2,954,520         556,808          30,960       5,207,738              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     11,475,488      13,190,708       1,537,486          83,701      18,812,333              --
Policy transactions (notes 3 and 6):
   Policy purchase payments               4,243,795       1,943,097         818,624       1,286,058       1,579,264              --
   Policy terminations, withdrawal
     payments and charges                (9,147,361)    (13,178,396)     (1,036,708)       (899,379)    (15,773,937)             --
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (4,903,566)    (11,235,299)       (218,084)        386,679     (14,194,673)             --
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          6,571,922       1,955,409       1,319,402         470,380       4,617,660              --
Net assets at the beginning of year      63,880,677     121,261,324       8,590,961       3,807,158     156,919,387              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  70,452,599     123,216,733       9,910,363       4,277,538     161,537,047              --
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $     522,842       1,259,759           3,732         (24,748)       (131,560)          1,347
   Net realized gains (losses) on
     investments                          5,535,433      13,601,772       1,090,903        (255,769)     17,035,948            (212)
   Net change in unrealized
     appreciation or (depreciation)
     of investments                       8,052,575      12,429,479       2,412,601         618,769      38,316,921           7,060
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     14,110,850      27,291,010       3,507,236         338,252      55,221,309           8,195
Policy transactions (notes 3 and 6):
   Policy purchase payments               4,331,078       2,165,301       2,712,496       1,431,289       1,147,082         396,976
   Policy terminations, withdrawal
     payments and charges               (20,080,098)    (11,929,767)     (1,349,369)       (695,407)    (15,419,378)         (9,909)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                  (15,749,020)     (9,764,466)      1,363,127         735,882     (14,272,296)        387,067
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         (1,638,170)     17,526,544       4,870,363       1,074,134      40,949,013         395,262
Net assets at the beginning of year      70,452,599     123,216,733       9,910,363       4,277,538     161,537,047              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  68,814,429     140,743,277      14,780,726       5,351,672     202,486,060         395,262
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                                                         IVY VIP                        IVY VIP
                                       IVY VIP INTL    IVY VIP INTL     MICRO CAP      IVY VIP MID      SCIENCE &     IVY VIP SMALL
                                       CORE EQUITY       GROWTH          GROWTH        CAP GROWTH         TECH         CAP GROWTH
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $   2,618,741         107,321         (82,345)        (10,203)        (35,763)       (386,400)
   Net realized gains (losses) on
     investments                          1,934,594         205,374       2,082,133         164,688         792,639       2,274,982
   Net change in unrealized
     appreciation or (depreciation)
     of investments                      12,814,708         932,616        (256,616)         66,950         902,459       1,780,791
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     17,368,043       1,245,311       1,743,172         221,435       1,659,335       3,669,373
Policy transactions (notes 3 and 6):
   Policy purchase payments               3,637,905       1,439,404         643,593       2,211,820       1,035,591         942,300
   Policy terminations, withdrawal
     payments and charges               (13,338,409)       (990,544)     (1,966,937)       (994,560)     (1,237,470)     (7,412,133)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (9,700,504)        448,860      (1,323,344)      1,217,260        (201,879)     (6,469,833)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          7,667,539       1,694,171         419,828       1,438,695       1,457,456      (2,800,460)
Net assets at the beginning of year     139,680,464       6,836,333      15,463,227         720,461       6,202,018      74,973,548
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $ 147,348,003       8,530,504      15,883,055       2,159,156       7,659,474      72,173,088
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $   1,768,739          39,728         (98,734)        (14,188)        (53,083)       (418,141)
   Net realized gains (losses) on
     investments                          2,482,073          27,945       1,840,193         148,839       1,254,298       1,554,291
   Net change in unrealized
     appreciation or (depreciation)
     of investments                      30,146,309       1,665,136       7,141,665         587,453       3,558,778      28,448,098
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     34,397,121       1,732,809       8,883,124         722,104       4,759,993      29,584,248
Policy transactions (notes 3 and 6):
   Policy purchase payments               1,839,855       1,853,894       2,867,081       1,451,706       3,951,587       1,487,691
   Policy terminations, withdrawal
     payments and charges               (13,582,003)       (846,562)     (2,079,592)       (686,131)     (1,342,396)     (7,747,667)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                  (11,742,148)      1,007,332         787,489         765,575       2,609,191      (6,259,976)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         22,654,973       2,740,141       9,670,613       1,487,679       7,369,184      23,324,272
Net assets at the beginning of year     147,348,003       8,530,504      15,883,055       2,159,156       7,659,474      72,173,088
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $ 170,002,976      11,270,645      25,553,668       3,646,835      15,028,658      95,497,360
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012


                                                                                                                       JANUS ASPEN
                                      IVY VIP SMALL                    JANUS ASPEN     JANUS ASPEN     JANUS ASPEN     PERK MID CP
                                        CAP VALUE     IVY VIP VALUE    BALANCED SS      FORTY SS       OVERSEAS SS       VAL SS
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $     (31,891)        426,579         127,566          29,663          75,180           7,612
   Net realized gains (losses) on
     investments                          3,348,237       4,705,439         501,317       1,995,885        (153,325)        137,006
   Net change in unrealized
     appreciation or (depreciation)
     of investments                       5,370,282       3,584,086          92,163       6,127,685       7,883,441          (8,320)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                      8,686,628       8,716,104         721,046       8,153,233       7,805,296         136,298
Policy transactions (notes 3 and 6):
   Policy purchase payments               1,462,125         977,432         952,769       1,668,025       5,158,416       1,276,792
   Policy terminations, withdrawal
     payments and charges                (5,733,809)     (5,299,731)       (532,591)     (5,649,668)    (12,547,177)       (328,762)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (4,271,684)     (4,322,299)        420,178      (3,981,643)     (7,388,761)        948,030
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          4,414,944       4,393,805       1,141,224       4,171,590         416,535       1,084,328
Net assets at the beginning of year      49,647,685      49,015,588       5,456,455      36,246,258      66,561,798       1,064,351
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  54,062,629      53,409,393       6,597,679      40,417,848      66,978,333       2,148,679
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $     208,593         177,503          58,347          37,127       1,751,416          23,243
   Net realized gains (losses) on
     investments                          4,900,427       2,821,499         568,815       2,005,190      (1,847,477)         93,486
   Net change in unrealized
     appreciation or (depreciation)
     of investments                      11,969,985      14,848,851         626,539       9,717,290       9,001,157         580,941
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     17,079,005      17,847,853       1,253,701      11,759,607       8,905,096         697,670
Policy transactions (notes 3 and 6):
   Policy purchase payments               1,438,302       1,269,968       1,124,138       1,698,972       3,370,900       1,483,434
   Policy terminations, withdrawal
     payments and charges                (7,184,045)     (5,550,667)     (1,398,438)     (4,926,186)     (7,256,199)       (301,082)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (5,745,743)     (4,280,699)       (274,300)     (3,227,214)     (3,885,299)      1,182,352
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         11,333,262      13,567,154         979,401       8,532,393       5,019,797       1,880,022
Net assets at the beginning of year      54,062,629      53,409,393       6,597,679      40,417,848      66,978,333       2,148,679
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  65,395,891      66,976,547       7,577,080      48,950,241      71,998,130       4,028,701
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                                         MFS VIT         MFS VIT                       MORGSTANLEY    NEUBERGERBER
                                       MFS VIT INV       MID CAP      NEW DISCOVERY      MFS VIT       UIF EMG MK     MAN SOC RESP
                                      GROWTH SER SS   GROWTH SER SS      SER SS       VALUE SER SS       EQ CL 2          S CL
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $     (31,201)         (5,486)        (51,653)        390,227          (8,084)         (1,611)
   Net realized gains (losses) on
     investments                          1,106,243          83,638       1,356,096        (108,355)        (15,892)            299
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         541,603          73,971         559,188       5,785,413         279,649          41,025
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                      1,616,645         152,123       1,863,631       6,067,285         255,673          39,713
Policy transactions (notes 3 and 6):
   Policy purchase payments               2,992,216         232,643       1,351,147       2,083,932       1,711,902          39,308
   Policy terminations, withdrawal
     payments and charges                (1,857,415)       (214,146)     (1,920,883)     (4,500,677)       (232,800)        (94,420)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                    1,134,801          18,497        (569,736)     (2,416,745)      1,479,102         (55,112)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          2,751,446         170,620       1,293,895       3,650,540       1,734,775         (15,399)
Net assets at the beginning of year       9,231,262         971,048       9,320,815      40,142,656         638,499         370,943
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  11,982,708       1,141,668      10,614,710      43,793,196       2,373,274         355,544
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $     (10,402)         (6,601)        (69,238)        258,392          25,997           2,926
   Net realized gains (losses) on
     investments                          1,308,789          88,693       1,393,405       1,148,913          (1,943)        186,669
   Net change in unrealized
     appreciation or (depreciation)
     of investments                       2,089,661         328,210       3,243,028      13,680,966         (96,473)        153,091
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                      3,388,048         410,302       4,567,195      15,088,271         (72,419)        342,686
Policy transactions (notes 3 and 6):
   Policy purchase payments               1,099,756         131,592       2,944,560       2,946,707       2,273,506       1,589,246
   Policy terminations, withdrawal
     payments and charges                (1,839,674)       (200,142)     (2,684,005)     (6,046,116)       (368,481)     (1,056,156)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (739,918)        (68,550)        260,555      (3,099,409)      1,905,025         533,090
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          2,648,130         341,752       4,827,750      11,988,862       1,832,606         875,776
Net assets at the beginning of year      11,982,708       1,141,668      10,614,710      43,793,196       2,373,274         355,544
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  14,630,838       1,483,420      15,442,460      55,782,058       4,205,880       1,231,320
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                       OPPENHEIMER     OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      PIMCO VIT       PIMCO VIT
                                       CAP APP VA      GBL STR INC    INTL GROW VA      MS SM CAP     LOW DUR PORT    TOTAL RETURN
                                           SS             VA SS            SS             VA SS          ADV CL          ADV CL
                                      -------------   -------------   -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $      (4,079)      1,561,262          73,159            (306)         57,597         268,393
   Net realized gains (losses) on
     investments                            (62,647)        234,502         (79,992)          4,950          41,339         333,727
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         524,243        (520,846)      2,173,269          25,635         115,661         521,197
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        457,517       1,274,918       2,166,436          30,279         214,597       1,123,317
Policy transactions (notes 3 and 6):
   Policy purchase payments                 332,706         742,092       1,848,763         123,362       4,666,148       6,754,653
   Policy terminations, withdrawal
     payments and charges                  (963,435)     (1,493,849)     (1,750,169)        (40,070)     (2,069,822)     (1,102,034)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (630,729)       (751,757)         98,594          83,292       2,596,326       5,652,619
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                           (173,212)        523,161       2,265,030         113,571       2,810,923       6,775,936
Net assets at the beginning of year       3,576,223       9,296,400      10,081,267         153,892       3,617,353      10,604,859
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   3,403,011       9,819,561      12,346,297         267,463       6,428,276      17,380,795
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $       8,343         389,898          78,385             881          51,452         314,697
   Net realized gains (losses) on
     investments                            164,715           4,346         100,988          73,220          44,553         130,919
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         736,190        (469,609)      3,713,114          81,992        (147,825)       (968,150)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        909,248         (75,365)      3,892,487         156,093         (51,820)       (522,534)
Policy transactions (notes 3 and 6):
   Policy purchase payments                 222,542         943,682       8,059,267         571,069       2,446,133       6,347,949
   Policy terminations, withdrawal
     payments and charges                  (799,156)     (1,197,029)     (1,180,970)       (255,720)     (2,919,359)     (3,253,827)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                     (576,614)       (253,347)      6,878,297         315,349        (473,226)      3,094,122
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            332,634        (328,712)     10,770,784         471,442        (525,046)      2,571,588
Net assets at the beginning of year       3,403,011       9,819,561      12,346,297         267,463       6,428,276      17,380,795
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   3,735,645       9,490,849      23,117,081         738,905       5,903,230      19,952,383
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                        PUTNAM VT       PUTNAM VT                       PUTNAM VT                          SFT
                                      EQUITY INCOME    GROWTH AND       PUTNAM VT       MULTI-CAP       PUTNAM VT       ADVANTUS
                                          CL IB         INC CL IB     INTER EQ CL IB    GRO CL IB     VOYAGER CL IB     BOND CL 2
                                      -------------   -------------   --------------  -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $      77,657           6,780          84,759            (752)         (3,334)       (545,117)
   Net realized gains (losses) on
     investments                            265,477          69,612        (311,114)         15,065          65,817       4,560,618
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         384,850          10,223       1,210,226          27,564         228,051       3,242,779
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                        727,984          86,615         983,871          41,877         290,534       7,258,280
Policy transactions (notes 3 and 6):
   Policy purchase payments               1,962,794         120,741         516,847          92,216         507,326       2,857,071
   Policy terminations, withdrawal
     payments and charges                (1,526,375)       (195,653)       (701,190)        (88,355)     (1,006,180)    (12,258,447)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                      436,419         (74,912)       (184,343)          3,861        (498,854)     (9,401,376)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          1,164,403          11,703         799,528          45,738        (208,320)     (2,143,096)
Net assets at the beginning of year       2,940,332         505,109       4,694,740         241,751       2,105,785     109,301,002
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   4,104,735         516,812       5,494,268         287,489       1,897,465     107,157,906
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $      53,051           5,996          54,908            (202)          5,746        (518,308)
   Net realized gains (losses) on
     investments                            355,490          35,719        (100,287)          9,951          84,533       3,580,011
   Net change in unrealized
     appreciation or (depreciation)
     of investments                         710,447         150,580       1,520,133         106,691         733,630      (4,232,628)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                      1,118,988         192,295       1,474,754         116,440         823,909      (1,170,925)
Policy transactions (notes 3 and 6):
   Policy purchase payments                 837,767         313,771         413,548         158,986         921,457       5,584,395
   Policy terminations, withdrawal
     payments and charges                (1,444,928)       (105,589)       (654,669)        (47,006)       (656,787)     (9,944,596)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                    (607,161)        208,182        (241,121)        111,980         264,670      (4,360,201)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                            511,827         400,477       1,233,633         228,420       1,088,579      (5,531,126)
Net assets at the beginning of year       4,104,735         516,812       5,494,268         287,489       1,897,465     107,157,906
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $   4,616,562         917,289       6,727,901         515,909       2,986,044     101,626,780
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                            SFT            SFT             SFT             SFT             SFT             SFT
                                      ADVANTUS INDEX    ADVANTUS      ADVANTUS INTL     ADVANTUS        ADVANTUS      ADVANTUS REAL
                                        400 MC CL 2   INDEX 500 CL 2    BOND CL 2      MONEY MARKET   MORTGAGE CL 2    ESTATE CL 2
                                      --------------  --------------  -------------   -------------   -------------   -------------
Year or period ended December 31,
   2012
Operations:
   Investment income (loss) - net     $    (313,742)       (990,569)       (168,162)       (154,046)       (208,721)       (232,660)
   Net realized gains (losses) on
     investments                          2,564,388       5,487,292       1,691,556              --       1,460,094       1,644,054
   Net change in unrealized
     appreciation or (depreciation)
     of investments                       7,285,915      22,472,725       3,266,558             (24)        (23,975)      5,861,515
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                      9,536,561      26,969,448       4,789,952        (154,070)      1,227,398       7,272,909
Policy transactions (notes 3 and 6):
   Policy purchase payments               2,271,407       5,067,661       3,188,968      10,430,400       1,204,402       2,037,433
   Policy terminations, withdrawal
     payments and charges                (5,147,976)    (16,198,041)     (4,141,211)    (13,229,014)     (5,111,039)     (4,541,877)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (2,876,569)    (11,130,380)       (952,243)     (2,798,614)     (3,906,637)     (2,504,444)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                          6,659,992      15,839,068       3,837,709      (2,952,684)     (2,679,239)      4,768,465
Net assets at the beginning of year      58,109,427     184,550,454      31,249,252      31,567,866      43,092,689      42,986,981
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  64,769,419     200,389,522      35,086,961      28,615,182      40,413,450      47,755,446
                                      =============   =============   =============   =============   =============   =============
Year or period ended December 31,
   2013
Operations:
   Investment income (loss) - net     $    (367,373)     (1,063,948)       (169,268)       (148,480)       (190,670)       (243,655)
   Net realized gains (losses) on
     investments                          4,168,260      12,149,025       2,902,849              --       1,399,559       1,888,915
   Net change in unrealized
     appreciation or (depreciation)
     of investments                      16,400,196      46,282,510      (2,966,485)             --      (2,157,480)     (1,276,455)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Net increase (decrease) in
          net assets resulting from
          operations                     20,201,083      57,367,587        (232,904)       (148,480)       (948,591)        368,805
Policy transactions (notes 3 and 6):
   Policy purchase payments               2,824,743       3,824,274       3,266,844      31,641,945       1,481,148       3,372,063
   Policy terminations, withdrawal
     payments and charges                (8,036,822)    (28,505,646)     (6,992,472)    (33,596,125)     (4,833,537)     (5,192,712)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets from policy
          transactions                   (5,212,079)    (24,681,372)     (3,725,628)     (1,954,180)     (3,352,389)     (1,820,649)
                                      -------------   -------------   -------------   -------------   -------------   -------------
        Increase (decrease) in net
          assets                         14,989,004      32,686,215      (3,958,532)     (2,102,660)     (4,300,980)     (1,451,844)
Net assets at the beginning of year      64,769,419     200,389,522      35,086,961      28,615,182      40,413,450      47,755,446
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets at the end of year         $  79,758,423     233,075,737      31,128,429      26,512,522      36,112,470      46,303,602
                                      =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                       Statements of Changes in Net Assets
         Years or periods ended December 31, 2013 and December 31, 2012

                                                                                 TOTAL
                                                                           ----------------
Year or period ended December 31, 2012
Operations:
   Investment income (loss) - net                                          $      6,930,847
   Net realized gains (losses) on investments                                    63,712,691
   Net change in unrealized appreciation or (depreciation) of investments       156,075,454
                                                                           ----------------
     Net increase (decrease) in net assets resulting from operations            226,718,992
Policy transactions (notes 3 and 6):
   Policy purchase payments                                                     133,460,100
   Policy terminations, withdrawal payments and charges                        (232,465,479)
                                                                           ----------------
     Increase (decrease) in net assets from policy transactions                 (99,005,379)
                                                                           ----------------
     Increase (decrease) in net assets                                          127,713,613
Net assets at the beginning of year                                           1,753,364,780
                                                                           ----------------
Net assets at the end of year                                              $  1,881,078,393
                                                                           ================
Year or period ended December 31, 2013
Operations:
   Investment income (loss) - net                                          $      6,707,004
   Net realized gains (losses) on investments                                   100,787,712
   Net change in unrealized appreciation or (depreciation) of investments       331,347,990
                                                                           ----------------
     Net increase (decrease) in net assets resulting from operations            438,842,706
Policy transactions (notes 3 and 6):
   Policy purchase payments                                                     158,068,597
   Policy terminations, withdrawal payments and charges                        (280,461,824)
                                                                           ----------------
     Increase (decrease) in net assets from policy transactions                (122,393,227)
                                                                           ----------------
     Increase (decrease) in net assets                                          316,449,479
Net assets at the beginning of year                                           1,881,078,393
                                                                           ----------------
Net assets at the end of year                                              $  2,197,527,872
                                                                           ================

(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from January 1, 2012 through April 30, 2012.

See accompanying notes to financial statements.

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

(1)  ORGANIZATION AND BASIS OF PRESENTATION

     The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently five types of variable life policies each consisting of seventy-seven segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include five types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death, Variable Adjustable Life Horizon, Variable Adjustable Life Summit and Variable Adjustable Life Survivor offered by the Account.

     The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life.

     Variable Life policy owners allocate their purchase payments to one or more of the seventy-seven segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Underlying Funds):

     - AllianceBernstein VPS International Value Portfolio - Class B Shares (AllianBern VPS Intl Value Cl B)

     - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)

     - American Century Investments VP II Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)

     - American Century Investments VP Ultra(R) Fund - Class II Shares (Am Century VP Ultra Cl II)

     - American Century Investments VP Value Fund - Class II Shares (Am Century VP Value Cl II)

     - American Funds IS Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)

     - American Funds IS Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)

     - American Funds IS Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)

     - American Funds IS Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)

     - American Funds IS Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)

     - American Funds IS International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)

     - American Funds IS New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)

     - American Funds IS U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)

     - Fidelity(R) VIP Fund - Contrafund(R) Portfolio - Service Class 2 (Fidelity VIP Contrafund SC 2)

     - Fidelity(R) VIP Fund - Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     - Fidelity(R) VIP Fund - High Income Portfolio - Service Class 2 (Fidelity VIP High Income SC2)

     - Fidelity(R) VIP Fund - Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)

     - Franklin Templeton VIP Trust Templeton Developing Markets Securities Fund - Class 2 (Franklin VIP Dev Mkts Sec Cl 2)

     -    Franklin Templeton VIP Trust Franklin Large Cap Growth Securities Fund
          - Class 2 (Franklin VIP Lg Cap Gro Cl 2)

     - Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2 (Franklin VIP Mut Sh Sec Cl 2)

     -    Franklin Templeton VIP Trust Franklin Small Cap Value Securities Fund
          - Class 2 (Franklin VIP Sm Cap Val Cl 2)

     - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth Securities Fund - Class 2 (Franklin VIP Sm-Md Cp Gr Cl 2)

     - Goldman Sachs VI Trust High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)

     - ALPS VIT Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Aggressive Grwth ETF2)

     - ALPS VIT Ibbotson Balanced ETF Asset Allocation Portfolio - Class 2 (Ibbotson Balanced ETF2)

     - ALPS VIT Ibbotson Conservative ETF Asset Allocation Portfolio - Class 2 (Ibbotson Conservative ETF2)

     - ALPS VIT Ibbotson Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Growth ETF2)

     - ALPS VIT Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class 2 (Ibbotson Income & Growth ETF2)

     - Invesco V.I. American Franchise Fund - Series II Shares (Invesco VI Amer Franch Sr II)

     - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)

     -    Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr
          II)

     - Invesco V.I. Core Equity Fund - Series II Shares (Invesco VI Core Equity Sr II)

     - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)

     - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)

     - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)

     -    Ivy Funds VIP - Asset Strategy (Ivy VIP Asset Strategy)

     -    Ivy Funds VIP - Balanced (Ivy VIP Balanced)

     -    Ivy Funds VIP - Core Equity (Ivy VIP Core Equity)

     -    Ivy Funds VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     -    Ivy Funds VIP - Growth (Ivy VIP Growth)

     -    Ivy Funds VIP - High Income (Ivy VIP High Income)

     -    Ivy Funds VIP - International Core Equity (Ivy VIP Intl Core Equity)

     -    Ivy Funds VIP - International Growth (Ivy VIP Intl Growth)

     -    Ivy Funds VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)

     -    Ivy Funds VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)

     -    Ivy Funds VIP - Science and Technology (Ivy VIP Science & Tech)

     -    Ivy Funds VIP - Small Cap Growth (Ivy VIP Small Cap Growth)

     -    Ivy Funds VIP - Small Cap Value (Ivy VIP Small Cap Value)

     -    Ivy Funds VIP - Value (Ivy VIP Value)

     - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)

     - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)

     - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)

     - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)

     - MFS VIT - Investors Growth Stock Series - Service Shares (MFS VIT Inv Growth Ser SS)

     - MFS VIT - Mid Cap Growth Series - Service Shares (MFS VIT Mid Cap Growth Ser SS)

     - MFS VIT - New Discovery Series - Service Shares (MFS VIT New Discovery Ser SS)

     -    MFS VIT - Value Series - Service Shares (MFS VIT Value Ser SS)

     - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

     - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (NeubergerBerman Soc Resp S Cl)

     - Oppenheimer Variable Account Funds - Capital Appreciation Fund/VA - Service Shares (Oppenheimer Cap App VA SS)

     - Oppenheimer Variable Account Funds - Global Strategic Income Fund/VA - Service Shares (Oppenheimer Gbl Str Inc VA SS)

     - Oppenheimer Variable Account Funds - International Growth Fund/VA - Service Shares (Oppenheimer Intl Grow VA SS)

     -    Oppenheimer Variable Account Funds - Main Street Small Cap Fund(R)/VA
          - Service Shares (Oppenheimer MS Sm Cap VA SS)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     - PIMCO Funds VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)

     - PIMCO Funds VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)

     - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

     - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)

     - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)

     - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)

     -    Putnam VT Voyager Fund - Class IB Shares (Putnam VT Voyager Cl IB)

     - Securian Funds Trust - Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)

     - Securian Funds Trust - Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)

     - Securian Funds Trust - Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)

     - Securian Funds Trust - Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)

     - Securian Funds Trust - Advantus Money Market Fund (SFT Advantus Money Market)

     - Securian Funds Trust - Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)

     - Securian Funds Trust - Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)

     The Securian Funds Trust was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Fund which is nondiversified), open-end management investment company.

     Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

     The following accounts merged during 2012:

                                      RECEIVING         EFFECTIVE
        CLOSED PORTFOLIO              PORTFOLIO           DATE
---------------------------------   --------------   --------------
Invesco V.I. Capital Appreciation    Invesco Van     April 30, 2012
                                     Kampen V.I.
                                    Capital Growth

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     No accounts were merged during 2013.

     The following sub-accounts had name changes during 2012 and 2013:

           FORMER NAME                         CURRENT NAME             EFFECTIVE DATE
----------------------------------   -------------------------------   ----------------
Invesco Van Kampen V.I.              Invesco Van Kampen V.I.           April 30, 2012
  Capital Growth                       American Franchise
Invesco Van Kampen V.I.              Invesco Van Kampen V.I.           July 15, 2012
  Mid Cap Value                        American Value
Oppenheimer High Income              Oppenheimer Global Strategic       October 26,
                                       Income                              2012
Invesco Van Kampen                   Invesco V.I. Growth and Income    April 29, 2013
  Growth and Income                    Fund - Series II Shares
Invesco Van Kampen VI                Invesco V.I. American Franchise   April 29, 2013
  American Franchise                   Fund - Series II Shares
Invesco Van Kampen VI                Invesco V.I. American Value       April 29, 2013
  American Value                       Fund - Series II Shares
Invesco Van Kampen VI                Invesco V.I. Comstock Fund -      April 29, 2013
  Comstock                             Series II Shares
Invesco Van Kampen VI                Invesco V.I. Equity and Income    April 29, 2013
  Equity and Income                    Fund - Series II Shares
Oppenheimer Main Street Small - &    Oppenheimer Variable Account      April 29, 2013
  Mid-Cap Fund(R)/VA                   Funds - Main Street Small Cap
                                       Fund(R)/VA - Service Shares
Goldman Sachs VIT Government         Goldman Sachs VI Trust High       April 30, 2013
  Income Fund                          Quality Floating Rate Fund -
                                       Service Shares
Ibbotson Aggressive Growth ETF,      ALPS VIT Ibbotson Aggressive      April 30, 2013
  Class 2                              Growth ETF Asset Allocation
                                       Portfolio - Class 2

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

           FORMER NAME                         CURRENT NAME             EFFECTIVE DATE
----------------------------------   -------------------------------   ----------------
Ibbotson Balanced ETF, Class 2       ALPS VIT Ibbotson Balanced        April 30, 2013
                                        ETF Asset Allocation
                                        Portfolio - Class 2
Ibbotson Conservative ETF, Class 2   ALPS VIT Ibbotson Conservative    April 30, 2013
                                        ETF Asset Allocation
                                        Portfolio - Class 2
Ibbotson Growth ETF, Class 2         ALPS VIT Ibbotson Growth          April 30, 2013
                                        ETF Asset Allocation
                                        Portfolio - Class 2
Ibbotson Income & Growth ETF,        ALPS VIT Ibbotson Income and      April 30, 2013
                                        Growth ETF Asset Allocation
                                        Portfolio - Class 2

     The following sub-accounts were added to the Account in 2013:

                       FUND                 EFFECTIVE DATE
             ----------------------------   --------------
             Ivy Funds VIP - High Income     May 1, 2013

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Underlying Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, FINANCIAL SERVICES - INVESTMENT COMPANIES. The significant accounting policies followed consistently by the Underlying Funds are as follows:

     (A)  USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

     (B)  INVESTMENTS IN UNDERLYING FUNDS

          Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

          Realized gains (losses) on investments include realized gain (loss) distributions received from the respective funds and gains (losses) on the sale of fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective funds.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

          All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The nonaffiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

     (C)  FEDERAL INCOME TAXES

          The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

     The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.50% of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

     Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

     A basic sales load of up to 7.00% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. A first year sales load not to exceed 23.00% may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2013 and 2012 amounted to $14,950,068 and $14,661,527, respectively.

     An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1,000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2013 and 2012 amounted to $540,294 and $291,328, respectively.

     A premium tax charge in the amount of 2.50% is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium tax charges for the years ended December 31, 2013 and 2012 amounted to $2,530,050 and $2,796,706, respectively.

     A face amount guarantee charge of 1.50% is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2013 and 2012 amounted to $1,289,875 and $1,428,315, respectively.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     A federal tax charge of 1.25% is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2013 and 2012 amounted to $164,793 and $172,746, respectively.

     The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per $1,000 is charged for first-year base premiums and for the first year after a face amount increase. A premium charge of 6.00% is charged on all nonrepeating premiums. In addition, against the cash value of a policy, Minnesota Life deducts a monthly policy charge of $8 plus $0.02 per $1,000 of the face amount. The monthly policy charge cannot exceed $10 plus $0.03 per $1,000 of the face amount.

     The following charges are associated with Variable Adjustable Life Summit and Variable Adjustable Life Survivor. A premium charge of 5.75% is charged on all nonrepeating premiums.

     In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $25 may be assessed for each transfer of actual cash value among the segregated sub-accounts. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. The face amount guarantee charge is guaranteed not to exceed $0.03 per $1,000 of face amount per month. The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk, class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard. See the table below for these charges.

     To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.70% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.02% to 0.10% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life.

     To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     The total of cash value charges for the years or periods ended December 31, 2013 and 2012 for each segregated sub-account are as follows:

                                     2013           2012
                                 ------------   ------------
AllianBern VPS Intl Value Cl B   $      4,730          3,378
Am Century VP Inc & Gro Cl II         101,380         97,512
Am Century VP Infl Pro Cl II          204,364        217,320
Am Century VP Ultra Cl II           1,351,186      1,462,559
Am Century VP Value Cl II           1,196,868      1,258,187
Amer Funds IS Glbl Bond Cl 2           34,535         25,356
Amer Funds IS Glbl Growth Cl 2         18,484          7,190
Amer Funds IS Glbl Sm Cp Cl 2          23,922         11,990
Amer Funds IS Growth Cl 2              38,794         19,009
Amer Funds IS Growth-Inc Cl 2          80,044         36,635
Amer Funds IS Intl Cl 2                54,137         28,872
Amer Funds IS New World Cl 2          282,505         54,698
Amer Funds IS US Govt/AAA Cl 2         11,672          7,847
Fidelity VIP Contrafund SC 2        2,293,349      2,397,690
Fidelity VIP Equity-Income SC2      3,116,587      3,303,680
Fidelity VIP High Income SC2          131,613        133,723
Fidelity VIP Mid Cap SC2            1,803,925      1,915,818
Franklin VIP Dev Mkts Sec Cl 2      1,258,398      1,534,469
Franklin VIP Lg Cap Gro Cl 2          120,541        130,752
Franklin VIP Mut Sh Sec Cl 2          465,612        496,378
Franklin VIP Sm Cap Val Cl 2          106,008         74,893
Franklin VIP Sm-Md Cp Gr Cl 2         691,739        738,570
Goldman Sachs VI HQ Flt Rt SS          92,268         79,704
Ibbotson Aggressive Grwth ETF2        138,543        115,876
Ibbotson Balanced ETF2                232,029        178,417
Ibbotson Conservative ETF2             66,771         54,481
Ibbotson Growth ETF2                  232,404        210,407
Ibbotson Income & Growth ETF2          59,948         42,310
Invesco VI Amer Franch Sr II          219,703        161,134
Invesco VI Amer Value Sr II            13,265          4,356
Invesco VI Comstock Sr II             176,571        133,991
Invesco VI Core Equity Sr II           37,437         37,185
Invesco VI Equity & Inc Sr II          39,779         37,192
Invesco VI Growth & Inc Sr II           7,347          4,755
Invesco VI Sm Cap Eqty Sr II           99,217         94,919
Ivy VIP Asset Strategy              2,194,469      2,328,182
Ivy VIP Balanced                    4,723,114      5,101,956
Ivy VIP Core Equity                   402,098        375,159

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                     2013           2012
                                 ------------   ------------
Ivy VIP Glbl Natural Res         $    150,711        145,352
Ivy VIP Growth                      7,078,777      7,591,772
Ivy VIP High Income                     3,038             -
Ivy VIP Intl Core Equity            5,662,788        337,542
Ivy VIP Intl Growth                   358,754      6,051,357
Ivy VIP Micro Cap Growth              606,751        639,747
Ivy VIP Mid Cap Growth                 91,526         60,643
Ivy VIP Science & Tech                345,081        298,657
Ivy VIP Small Cap Growth            3,003,193      3,224,577
Ivy VIP Small Cap Value             2,063,358      2,161,330
Ivy VIP Value                       2,280,314      2,311,444
Janus Aspen Balanced SS               226,765        219,657
Janus Aspen Forty SS                1,472,689      1,601,891
Janus Aspen Overseas SS             2,583,097      2,977,689
Janus Aspen Perk Mid Cp Val SS        111,678         81,475
MFS VIT Inv Growth Ser SS             554,266        567,912
MFS VIT Mid Cap Growth Ser SS          41,781         44,064
MFS VIT New Discovery Ser SS          448,409        415,473
MFS VIT Value Ser SS                1,904,520      1,945,889
MorgStanley UIF Emg Mk Eq Cl 2        100,880         61,034
NeubergerBerman Soc Resp S Cl          20,833          7,022
Oppenheimer Cap App VA SS             137,787        160,197
Oppenheimer Gbl Str Inc VA SS         454,965        566,402
Oppenheimer Intl Grow VA SS           502,099        417,016
Oppenheimer MS Sm Cap VA SS            11,924          5,335
PIMCO VIT Low Dur Port Adv Cl         188,339        169,596
PIMCO VIT Total Return Adv Cl         712,243        596,833
Putnam VT Equity Income Cl IB         146,151         12,004
Putnam VT Growth and Inc Cl IB         29,723         29,123
Putnam VT Inter Eq Cl IB              211,689        219,047
Putnam VT Multi-Cap Gro Cl IB          12,600        150,599
Putnam VT Voyager Cl IB                72,671         84,003
SFT Advantus Bond Cl 2              4,526,163      5,316,684
SFT Advantus Index 400 MC Cl 2      2,616,779      2,711,868
SFT Advantus Index 500 Cl 2         7,759,914      8,161,322
SFT Advantus Intl Bond Cl 2         1,336,590      1,471,929
SFT Advantus Money Market           1,369,396      1,518,817
SFT Advantus Mortgage Cl 2          1,626,035      2,040,104
SFT Advantus Real Estate Cl 2       1,788,452      2,040,627

(4)  FAIR VALUE MEASUREMENTS

     In accordance with FASB ASC Topic 820, FAIR VALUE MEASUREMENT (FASB ASC
     820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

     The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2013 and 2012. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

          Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

          Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

     The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     As of December 31, 2013, all of the Account's investments are in mutual funds and are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2013 were as follows:

                                   PURCHASES       SALES
                                 ------------   ------------
AllianBern VPS Intl Value Cl B   $    162,616         18,596
Am Century VP Inc & Gro Cl II         337,692        644,614
Am Century VP Infl Pro Cl II        1,433,194      1,776,767
Am Century VP Ultra Cl II           1,586,822      3,712,215
Am Century VP Value Cl II           2,283,966      3,743,379
Amer Funds IS Glbl Bond Cl 2          871,643        200,606
Amer Funds IS Glbl Growth Cl 2        501,895         70,571
Amer Funds IS Glbl Sm Cp Cl 2         511,451         69,167
Amer Funds IS Growth Cl 2           1,417,360        229,482
Amer Funds IS Growth-Inc Cl 2       1,226,597        343,984
Amer Funds IS Intl Cl 2             1,791,435        221,966
Amer Funds IS New World Cl 2        1,843,015        310,668
Amer Funds IS US Govt/AAA Cl 2        162,498        101,834
Fidelity VIP Contrafund SC 2        2,562,568     12,054,220
Fidelity VIP Equity-Income SC2     10,063,069      7,576,866
Fidelity VIP High Income SC2        1,320,245      3,173,680
Fidelity VIP Mid Cap SC2            8,789,671      5,881,417
Franklin VIP Dev Mkts Sec Cl 2      3,719,682      3,957,176
Franklin VIP Lg Cap Gro Cl 2          481,719        570,984
Franklin VIP Mut Sh Sec Cl 2          656,669      1,851,764
Franklin VIP Sm Cap Val Cl 2        1,334,955        355,446
Franklin VIP Sm-Md Cp Gr Cl 2       2,227,895      2,928,657
Goldman Sachs VI HQ Flt Rt SS         757,524        334,005
Ibbotson Aggressive Grwth ETF2      2,337,355      1,559,006
Ibbotson Balanced ETF2              2,147,568      2,202,927
Ibbotson Conservative ETF2            307,062        437,945
Ibbotson Growth ETF2                1,773,367        601,037
Ibbotson Income & Growth ETF2         181,888         76,505
Invesco VI Amer Franch Sr II          283,749        705,751
Invesco VI Amer Value Sr II           573,339         91,399
Invesco VI Comstock Sr II           1,556,673        581,073
Invesco VI Core Equity Sr II          227,119        125,536
Invesco VI Equity & Inc Sr II         326,342        124,665

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                   PURCHASES       SALES
                                 ------------   ------------
Invesco VI Growth & Inc Sr II    $    164,254        134,527
Invesco VI Sm Cap Eqty Sr II          610,197        767,841
Ivy VIP Asset Strategy              5,035,584     20,261,763
Ivy VIP Balanced                   14,988,043     12,465,452
Ivy VIP Core Equity                 3,703,589      1,376,644
Ivy VIP Glbl Natural Res            1,415,585        704,450
Ivy VIP Growth                     15,387,319     16,195,999
Ivy VIP High Income (a)               398,525         10,111
Ivy VIP Intl Core Equity            4,255,290     14,228,699
Ivy VIP Intl Growth                 2,102,658        864,281
Ivy VIP Micro Cap Growth            3,635,754      2,138,091
Ivy VIP Mid Cap Growth              1,531,651        690,058
Ivy VIP Science & Tech              4,527,188      1,364,123
Ivy VIP Small Cap Growth            1,399,473      8,077,590
Ivy VIP Small Cap Value             5,660,655      7,410,225
Ivy VIP Value                       3,235,700      5,792,847
Janus Aspen Balanced SS             1,577,055      1,415,640
Janus Aspen Forty SS                1,883,650      5,073,738
Janus Aspen Overseas SS             5,367,092      7,500,974
Janus Aspen Perk Mid Cp Val SS      1,578,397        305,946
MFS VIT Inv Growth Ser SS           1,536,669      1,872,110
MFS VIT Mid Cap Growth Ser SS         133,360        203,281
MFS VIT New Discovery Ser SS        3,030,231      2,716,783
MFS VIT Value Ser SS                3,511,237      6,194,429
MorgStanley UIF Emg Mk Eq Cl 2      2,304,238        373,217
NeubergerBerman Soc Resp S Cl       1,595,982      1,059,966
Oppenheimer Cap App VA SS             240,179        808,450
Oppenheimer Gbl Str Inc VA SS       1,361,841      1,225,290
Oppenheimer Intl Grow VA SS         8,169,796      1,213,115
Oppenheimer MS Sm Cap VA SS           579,362        257,140
PIMCO VIT Low Dur Port Adv Cl       2,508,967      2,930,740
PIMCO VIT Total Return Adv Cl       6,875,306      3,294,790
Putnam VT Equity Income Cl IB         899,527      1,453,637
Putnam VT Growth and Inc Cl IB        321,526        107,347
Putnam VT Inter Eq Cl IB              482,931        669,145
Putnam VT Multi-Cap Gro Cl IB         159,558         47,780
Putnam VT Voyager Cl IB               932,566        662,150
SFT Advantus Bond Cl 2              5,434,969     10,313,478
SFT Advantus Index 400 MC Cl 2      2,693,917      8,273,370
SFT Advantus Index 500 Cl 2         3,590,029     29,335,350
SFT Advantus Intl Bond Cl 2         3,207,894      7,102,790
SFT Advantus Money Market          31,585,424     33,688,163
SFT Advantus Mortgage Cl 2          1,417,202      4,960,261
SFT Advantus Real Estate Cl 2       3,285,531      5,349,835

(a)  For the period from May 1, 2013 through December 31, 2013.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years or periods ended December 31, 2013 and 2012 were as follows:


                                                                       SEGREGATED SUB ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
                                  AMER FUNDS      FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FIDELITY VIP     FRANKLIN VIP
                                IS US GOVT/AAA     CONTRAFUND     EQUITY-INCOME     HIGH INCOME        MID CAP          DEV MKTS
                                     CL 2             SC 2             SC2              SC2              SC2            SEC CL 2
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $       84,990       44,329,479       49,193,364        1,808,917       17,332,964       15,739,196
    Contract purchase payments         163,448        1,059,265        1,354,710        3,052,447          425,340          517,838
    Contract terminations,
      withdrawal payments and
      charges                          (97,442)      (4,502,368)      (4,978,859)        (584,273)      (2,284,791)      (3,468,019)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012             150,996       40,886,376       45,569,215        4,277,091       15,473,513       12,789,015
    Contract purchase payments         146,255        1,119,743        1,702,097          879,986          492,043        1,133,659
    Contract terminations,
      withdrawal payments and
      charges                          (94,824)      (6,719,192)      (4,075,208)      (2,494,057)      (1,615,998)      (1,381,301)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $      202,427       35,286,927       43,196,104        2,663,020       14,349,558       12,541,373
                                ==============  ===============  ===============  ===============  ===============  ================

                                 FRANKLIN VIP     FRANKLIN VIP     FRANKLIN VIP     FRANKLIN VIP    GOLDMAN SACHS       IBBOTSON
                                  LG CAP GRO       MUT SH SEC       SM CAP VAL      SM-MD CP GR       VI HQ FLT        AGGRESSIVE
                                     CL 2             CL 2             CL 2             CL 2            RT SS          Grwth ETF2
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $    2,212,775        8,009,831        1,253,928       20,415,383        1,077,778        5,219,002
    Contract purchase payments         206,013          409,828          670,667          689,026          547,327        1,874,652
    Contract terminations,
      withdrawal payments and
      charges                         (334,801)      (1,965,831)        (200,164)      (2,387,937)        (276,664)        (532,292)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012           2,083,987        6,453,828        1,724,431       18,716,472        1,348,441        6,561,362
    Contract purchase payments         253,904          216,527          914,109          714,216          671,986        1,766,256
    Contract terminations,
      withdrawal payments and
      charges                         (321,671)        (905,361)        (254,227)      (2,327,876)        (298,827)      (1,277,704)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $    2,016,220        5,764,994        2,384,313       17,102,812        1,721,600        7,049,914
                                ==============  ===============  ===============  ===============  ===============  ================

                                   IBBOTSON         IBBOTSON         IBBOTSON         IBBOTSON        INVESCO VI       INVESCO VI
                                   BALANCED       CONSERVATIVE        GROWTH          INCOME &       AMER FRANCH       AMER VALUE
                                     ETF2             ETF2             ETF2         GROWTH ETF2         SR II            SR II
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $    3,151,673          698,274        5,913,172        1,009,618          116,782           61,976
    Contract purchase payments       2,028,298          934,921        1,646,936          309,305        4,100,701          278,931
    Contract terminations,
      withdrawal payments and
      charges                         (611,674)        (227,363)        (985,661)        (138,232)        (313,499)         (61,654)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012           4,568,297        1,405,832        6,574,447        1,180,691        3,903,984          279,253
    Contract purchase payments       1,693,306          243,526        1,350,347          129,405          219,674          397,809
    Contract terminations,
      withdrawal payments and
      charges                       (1,814,295)        (383,611)        (475,192)         (60,772)        (520,483)         (63,198)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $    4,447,308        1,265,747        7,449,602        1,249,324        3,603,175          613,864
                                ==============  ===============  ===============  ===============  ===============  ================

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                  SEGREGATED SUB ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
                                  ALLIANBERN       AM CENTURY       AM CENTURY       AM CENTURY       AM CENTURY       AMER FUNDS
                                VPS INTL VALUE      VP INC &       VP INFL PRO        VP ULTRA         VP VALUE         IS GLBL
                                     CL B          GRO CL II          CL II            CL II            CL II          BOND CL 2
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $      241,470        1,279,250        3,654,509       19,862,743       14,272,004          465,216
    Contract purchase payments          43,492          311,002        1,567,373        1,521,448          938,597          563,900
    Contract terminations,
      withdrawal payments and
      charges                         (198,038)        (168,763)      (1,238,454)      (2,541,740)      (1,630,130)        (155,117)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012              86,924        1,421,489        3,983,428       18,842,451       13,580,471          873,999
    Contract purchase payments         141,611          149,090        1,031,394          867,832          894,724          841,849
    Contract terminations,
      withdrawal payments and
      charges                          (16,509)        (327,257)      (1,505,517)      (1,927,145)      (1,693,722)        (192,441)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $      212,026        1,243,322        3,509,305       17,783,138       12,781,473        1,523,407
                                ==============  ===============  ===============  ===============  ===============  ================

                                  AMER FUNDS       AMER FUNDS       AMER FUNDS       AMER FUNDS       AMER FUNDS       AMER FUNDS
                                IS GLBL GROWTH   IS GLBL SM CP      IS GROWTH      IS GROWTH-INC       IS INTL        IS NEW WORLD
                                     CL 2             CL 2             CL 2             CL 2             CL 2             CL 2
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $       46,718          313,810          530,714          297,249          796,751          319,496
    Contract purchase payments         283,040          315,317          554,923          898,628          902,092       12,621,838
    Contract terminations,
      withdrawal payments and
      charges                          (41,547)         (49,757)         (81,747)        (143,871)        (172,676)        (168,356)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012             288,211          579,370        1,003,890        1,052,006        1,526,167       12,772,978
    Contract purchase payments         425,191          491,104        1,194,586          963,290        1,762,725        1,620,166
    Contract terminations,
      withdrawal payments and
      charges                          (61,804)         (66,621)        (196,383)        (283,799)        (217,539)        (292,853)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $      651,598        1,003,853        2,002,093        1,731,497        3,071,353       14,100,291
                                ==============  ===============  ===============  ===============  ===============  ================

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                  SEGREGATED SUB ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
                                  INVESCO VI
                                   CAPITAL         INVESCO VI       INVESCO VI       INVESCO VI       INVESCO VI       INVESCO VI
                                 APPRECIATION       COMSTOCK       CORE EQUITY      EQUITY & INC     GROWTH & INC     SM CAP EQTY
                                     (b)             SR II            SR II            SR II            SR II            SR II
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $    3,329,746        2,040,933          503,493          602,982           72,942        1,414,422
    Contract purchase payments          72,654          808,093           59,069           91,878           43,536        1,049,252
    Contract terminations,
      withdrawal payments and
      charges                       (3,402,400)        (241,154)        (100,405)         (72,194)         (26,592)        (530,403)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012                  --        2,607,872          462,157          622,666           89,886        1,933,271
    Contract purchase payments              --        1,059,710          105,390          208,663          123,280          422,567
    Contract terminations,
      withdrawal payments and
      charges                               --         (387,593)         (61,171)         (80,652)         (98,457)        (554,388)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $           --        3,279,989          506,376          750,677          114,709        1,801,450
                                ==============  ===============  ===============  ===============  ===============  ================

                                   IVY VIP          IVY VIP          IVY VIP        IVY VIP GLBL       IVY VIP        IVY VIP HIGH
                                ASSET STRATEGY      BALANCED       CORE EQUITY      NATURAL RES         GROWTH         INCOME (a)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $   27,505,594       23,348,452        6,797,935        4,223,082       37,260,951               --
    Contract purchase payments       1,648,139          343,770          575,623        1,429,276          344,855               --
    Contract terminations,
      withdrawal payments and
      charges                       (3,571,698)      (2,354,227)        (728,349)        (971,816)      (3,413,316)              --
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012          25,582,035       21,337,995        6,645,209        4,680,542       34,192,490               --
    Contract purchase payments       1,397,093          331,431        1,590,900        1,518,879          216,724          389,521
    Contract terminations,
      withdrawal payments and
      charges                       (6,910,627)      (1,866,877)        (775,490)        (740,023)      (2,842,927)          (9,611)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $   20,068,501       19,802,549        7,460,619        5,459,398       31,566,287          379,910
                                ==============  ===============  ===============  ===============  ===============  ================

                                                                                      IVY VIP          IVY VIP          IVY VIP
                                 IVY VIP INTL       IVY VIP       IVY VIP MICRO       MID CAP         SCIENCE &        SMALL CAP
                                 CORE EQUITY      INTL GROWTH       CAP GROWTH         GROWTH            TECH            GROWTH
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $   35,607,995        4,138,309        6,904,768          626,632        3,170,533       27,148,874
    Contract purchase payments         893,396          801,717          260,227        1,828,327          446,544          322,688
    Contract terminations,
      withdrawal payments and
      charges                       (3,189,589)        (543,826)        (791,851)        (792,412)        (538,566)      (2,495,476)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012          33,311,802        4,396,200        6,373,144        1,662,547        3,078,511       24,976,086
    Contract purchase payments         388,467          907,039          842,083          987,011        1,218,767          435,881
    Contract terminations,
      withdrawal payments and
      charges                       (2,777,651)        (407,109)        (663,385)        (477,540)        (415,424)      (2,244,276)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $   30,922,618        4,896,130        6,551,842        2,172,018        3,881,854       23,167,691
                                ==============  ===============  ===============  ===============  ===============  ================

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012


                                                                  SEGREGATED SUB ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
                                   IVY VIP                            JANUS                                           JANUS ASPEN
                                  SMALL CAP         IVY VIP           ASPEN         JANUS ASPEN      JANUS ASPEN      PERK MID CP
                                    VALUE            VALUE         BALANCED SS        FORTY SS       OVERSEAS SS         VAL SS
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $   25,302,476       19,206,467        3,148,015       36,789,471       51,916,451        1,056,896
    Contract purchase payments         687,101          344,225          509,037        1,443,647        3,851,512        1,186,276
    Contract terminations,
      withdrawal payments and
      charges                       (2,647,891)      (1,857,930)        (282,794)      (4,945,455)      (9,378,994)        (307,695)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012          23,341,686       17,692,762        3,374,258       33,287,663       46,388,969        1,935,477
    Contract purchase payments         544,735          363,700          525,592        1,271,243        2,265,542        1,195,669
    Contract terminations,
      withdrawal payments and
      charges                       (2,635,276)      (1,580,242)        (649,024)      (3,603,137)      (4,801,719)        (232,187)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $   21,251,145       16,476,220        3,250,826       30,955,769       43,852,792        2,898,959
                                ==============  ===============  ===============  ===============  ===============  ================

                                                                                                                       NEUBERGER-
                                 MFS VIT INV      MFS VIT MID        MFS VIT                         MORGSTANLEY         BERMAN
                                  GROWTH SER       CAP GROWTH     NEW DISCOVERY       MFS VIT          UIF EMG          SOC RESP
                                      SS             SER SS           SER SS        VALUE SER SS      MK EQ CL 2          S CL
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $    6,230,438          721,519        4,898,108       23,481,650          682,463          354,555
    Contract purchase payments       1,842,990          153,916          632,402        1,117,048        1,668,441           36,053
    Contract terminations,
      withdrawal payments and
     charges                        (1,107,435)        (143,144)        (893,669)      (2,381,573)        (223,504)         (82,212)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012           6,965,993          732,291        4,636,841       22,217,125        2,127,400          308,396
    Contract purchase payments         561,800           72,192        1,102,180        1,308,664        2,043,238        1,178,837
    Contract terminations,
      withdrawal payments and
      charges                         (955,068)        (107,582)        (938,109)      (2,550,809)        (339,402)        (706,076)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $    6,572,725          696,901        4,800,912       20,974,980        3,831,236          781,157
                                ==============  ===============  ===============  ===============  ===============  ================

                                 OPPENHEIMER      OPPENHEIMER      OPPENHEIMER      OPPENHEIMER       PIMCO VIT
                                   CAP APP        GBL STR INC       INTL GROW        MS SM CAP         LOW DUR         PIMCO VIT
                                    VA SS            VA SS            VA SS            VA SS         PORT ADV CL      TOTAL RETURN
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $    2,598,199       23,942,155        4,291,559          150,074        3,516,216        9,896,791
    Contract purchase payments         220,673        1,771,511          719,516          108,469        4,358,671        5,957,990
    Contract terminations,
      withdrawal payments and
      charges                         (635,561)      (3,530,023)        (670,126)         (35,771)      (1,936,274)        (966,892)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012           2,183,311       22,183,643        4,340,949          222,772        5,938,613       14,887,889
    Contract purchase payments         128,788        2,149,490        2,528,275          389,296        2,266,056        5,480,279
    Contract terminations,
      withdrawal payments and
      charges                         (451,068)      (2,705,134)        (371,253)        (172,218)      (2,710,945)      (2,831,236)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $    1,861,031       21,627,999        6,497,971          439,850        5,493,724       17,536,932
                                ==============  ===============  ===============  ===============  ===============  ================

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                                  SEGREGATED SUB ACCOUNTS
                                ----------------------------------------------------------------------------------------------------
                                  PUTNAM VT        PUTNAM VT                         PUTNAM VT        PUTNAM VT           SFT
                                EQUITY INCOME      GROWTH AND       PUTNAM VT        MULTI-CAP         VOYAGER          ADVANTUS
                                    CL IB          INC CL IB      INTER EQ CL IB     GRO CL IB          CL IB          BOND CL 2
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $    2,132,060          383,874        3,323,321          158,630        1,465,838       27,739,375
    Contract purchase payments       1,358,222           81,876          336,052           55,413          317,676          697,488
    Contract terminations,
      withdrawal payments and
      charges                         (982,698)        (134,422)        (453,823)         (51,668)        (621,407)      (2,991,822)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012           2,507,584          331,328        3,205,550          162,375        1,162,107       25,445,041
    Contract purchase payments         425,268          163,934          216,484           75,389          440,344        1,337,525
    Contract terminations,
      withdrawal payments and
      charges                         (792,550)         (59,645)        (341,751)         (23,124)        (323,636)      (2,370,641)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $    2,140,302          435,617        3,080,283          214,640        1,278,815       24,411,925
                                ==============  ===============  ===============  ===============  ===============  ================

                                     SFT          SFT ADVANTUS                                       SFT ADVANTUS     SFT ADVANTUS
                                ADVANTUS INDEX       INDEX         SFT ADVANTUS     SFT ADVANTUS       MORTGAGE       REAL ESTATE
                                 400 MC CL 2        500 CL 2      INTL BOND CL 2    MONEY MARKET         CL 2             CL 2
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2011      $   23,723,937       32,845,483       14,238,053       14,371,277       10,527,228       14,651,240
    Contract purchase payments         849,658          821,084        1,339,953        4,761,836          288,678          617,880
    Contract terminations,
      withdrawal payments and
      charges                       (1,906,248)      (2,612,295)      (1,750,512)      (6,040,269)      (1,228,101)      (1,394,577)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2012          22,667,347       31,054,272       13,827,494       13,092,844        9,587,805       13,874,543
    Contract purchase payments         842,044          511,827        1,285,729       14,485,435          356,775          940,966
    Contract terminations,
      withdrawal payments and
      charges                       (2,381,828)      (4,005,014)      (2,775,033)     (15,385,971)      (1,160,607)      (1,448,733)
                                --------------  ---------------  ---------------  ---------------  ---------------  ----------------
    Units outstanding
      at December 31, 2013      $   21,127,563       27,561,085       12,338,190       12,192,308        8,783,973       13,366,776
                                ==============  ===============  ===============  ===============  ===============  ================

(a) For the period from May 1, 2013 through December 31, 2013.
(b) For the period from January 1, 2012 to April 30, 2012.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

(7)  FINANCIAL HIGHLIGHTS

     A summary of units outstanding, unit values, net assets, investment income and expense ratios, and total returns for the years or periods ended December 31, 2013, 2012, 2011, 2010, and 2009 is as follows:

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
AllianBern VPS Intl Value Cl B:
    2013                                212,026             1.16  $      246,155           7.27%            0.50%           22.12%
    2012                                 86,924             0.95          82,645           1.08             0.50            13.62
    2011                                241,470             0.84         202,034           4.42             0.50           (19.84)
    2010(a)                             162,254             1.04         169,360           6.82             0.50             4.27
Am Century VP Inc & Gro Cl II:
    2013                              1,243,322             2.26       2,810,026           1.95%            0.50%           34.81%
    2012                              1,421,489             1.68       2,383,170           1.88             0.50            13.89
    2011                              1,279,250             1.47       1,883,225           1.34             0.50             2.34
    2010                              1,252,529             1.44       1,801,645           1.27             0.50            13.29
    2009                              1,288,068             1.27       1,635,378           4.41             0.50            17.19
Am Century VP Infl Pro Cl II:
    2013                              3,509,305             1.11       3,890,768           1.67%            0.50%           (8.93)%
    2012                              3,983,428             1.22       4,849,677           2.39             0.50             6.84
    2011                              3,654,509             1.14       4,163,958           4.03             0.50            11.19
    2010(a)                           1,107,807             1.02       1,135,263           0.87             0.50             2.07
Am Century VP Ultra Cl II:
    2013                             17,783,138             2.12      37,743,049           0.40%            0.50%           36.24%
    2012                             18,842,451             1.56      29,354,418           0.00             0.50            13.21
    2011                             19,862,743             1.38      27,332,333           0.00             0.50             0.36
    2010                             21,652,011             1.37      29,687,533           0.36             0.50            15.24
    2009                             22,801,630             1.19      27,128,810           0.17             0.50            33.85
Am Century VP Value Cl II:
    2013                             12,781,473             2.41      30,751,233           1.50%            0.50%           30.83%
    2012                             13,580,471             1.84      24,974,749           1.78             0.50            14.00
    2011                             14,272,004             1.61      23,022,260           1.89             0.50             0.36
    2010                             14,331,985             1.61      23,035,756           2.09             0.50            12.47
    2009                             13,973,031             1.43      19,968,274           5.19             0.50            19.13
Amer Funds IS Glbl Bond Cl 2:
    2013                              1,523,407             1.02       1,560,678           0.00%            0.50%           (3.06)%
    2012                                873,999             1.06         923,693           2.41             0.50             5.66
    2011(b)                             465,216             1.00         465,328           5.40             0.50            (0.14)
Amer Funds IS Glbl Growth Cl 2:
    2013                                651,598             1.31         853,870           1.61%            0.50%           28.54%
    2012                                288,211             1.02         293,836           1.68             0.50            21.94
    2011(b)                              46,718             0.84          39,058           2.36             0.50           (16.64)
Amer Funds IS Glbl Sm Cp Cl 2:
    2013                              1,003,853             1.16       1,163,399           0.89%            0.50%           27.64%
    2012                                579,370             0.91         526,059           1.36             0.50            17.58
    2011(b)                             313,810             0.77         242,320           0.17             0.50           (23.16)
Amer Funds IS Growth Cl 2:
    2013                              2,002,093             1.33       2,662,148           1.16%            0.50%           29.46%
    2012                              1,003,890             1.03       1,031,155           1.04             0.50            17.30
    2011(b)                             530,714             0.88         464,729           0.78             0.50           (12.77)

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
Amer Funds IS Growth-Inc Cl 2:
    2013                              1,731,497             1.42  $    2,452,800           1.55%            0.50%           32.84%
    2012                              1,052,006             1.07       1,121,876           2.39             0.50            16.89
    2011(b)                             297,249             0.91         271,182           2.66             0.50            (8.84)
Amer Funds IS Intl Cl 2:
    2013                              3,071,353             1.12       3,433,593           1.69%            0.50%           21.03%
    2012                              1,526,167             0.92       1,409,746           1.90             0.50            17.31
    2011(b)                             796,751             0.79         627,344           4.24             0.50           (21.54)
Amer Funds IS New World Cl 2:
    2013                             14,100,291             1.07      15,039,422           1.46%            0.50%           10.83%
    2012                             12,772,978             0.96      12,293,094           4.36             0.50            17.23
    2011(b)                             319,496             0.82         262,305           2.99             0.50           (18.10)
Amer Funds IS US Govt/AAA Cl 2:
    2013                                202,427             1.04         210,198           0.72%            0.50%           (3.56)%
    2012                                150,996             1.08         162,583           1.03             0.50             1.39
    2011(b)                              84,990             1.06          90,253           3.59             0.50             6.11
Fidelity VIP Contrafund SC 2:
    2013                             35,286,927             2.13      75,061,619           0.84%            0.50%           30.30%
    2012                             40,886,376             1.63      66,748,091           1.12             0.50            15.56
    2011                             44,329,479             1.41      62,624,661           0.77             0.50            (3.27)
    2010                             48,245,131             1.46      70,458,994           1.03             0.50            16.34
    2009                             55,180,836             1.26      69,267,582           1.18             0.50            34.79
Fidelity VIP Equity-Income SC2:
    2013                             43,196,104             1.98      85,317,022           2.29%            0.50%           27.19%
    2012                             45,569,215             1.55      70,763,677           2.92             0.50            16.47
    2011                             49,193,364             1.33      65,589,021           2.26             0.50             0.15
    2010                             53,606,268             1.33      71,362,749           1.60             0.50            14.34
    2009                             58,168,980             1.16      67,722,578           2.13             0.50            29.24
Fidelity VIP High Income SC2:
    2013                              2,663,020             1.32       3,510,023           5.07%            0.50%            5.17%
    2012                              4,277,091             1.25       5,360,092           6.48             0.50            13.40
    2011                              1,808,917             1.11       1,999,067           9.21             0.50             3.20
    2010(a)                             597,479             1.07         639,838          13.26             0.50             7.09
Fidelity VIP Mid Cap SC2:
    2013                             14,349,558             4.12      59,114,713           0.28%            0.50%           35.19%
    2012                             15,473,513             3.05      47,151,423           0.38             0.50            13.99
    2011                             17,332,964             2.67      46,335,185           0.02             0.50           (11.30)
    2010                             19,050,465             3.01      57,411,722           0.29             0.50            27.93
    2009                             21,172,934             2.36      49,877,286           0.46             0.50            39.05
Franklin VIP Dev Mkts Sec Cl 2:
    2013                             12,541,373             2.77      34,689,425           1.94%            0.50%           (1.42)%
    2012                             12,789,015             2.81      35,883,022           1.42             0.50            12.60
    2011                             15,739,196             2.49      39,224,656           0.98             0.50           (16.28)
    2010                             16,651,077             2.98      49,565,340           1.64             0.50            17.00
    2009                             16,193,281             2.55      41,198,559           4.09             0.50            71.73
Franklin VIP Lg Cap Gro Cl 2:
    2013                              2,016,220             2.00       4,026,389           1.03%            0.50%           27.99%
    2012                              2,083,987             1.56       3,251,531           0.83             0.50            11.81
    2011                              2,212,775             1.40       3,087,822           0.66             0.50            (2.00)
    2010                              2,194,739             1.42       3,125,035           0.81             0.50            11.03
    2009                              2,720,505             1.28       3,488,832           1.37             0.50            29.09

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
Franklin VIP Mut Sh Sec Cl 2:
    2013                              5,764,994             2.24  $   12,902,966           2.07%            0.50%           27.62%
    2012                              6,453,828             1.75      11,318,359           2.02             0.50            13.67
    2011                              8,009,831             1.54      12,357,479           2.37             0.50            (1.53)
    2010                              8,607,669             1.57      13,486,745           1.57             0.50            10.64
    2009                              9,324,264             1.42      13,204,530           1.91             0.50            25.42
Franklin VIP Sm Cap Val Cl 2:
    2013                              2,384,313             1.62       3,850,893           1.31%            0.50%           35.56%
    2012                              1,724,431             1.19       2,054,547           0.78             0.50            17.79
    2011                              1,253,928             1.01       1,268,261           0.76             0.50            (4.24)
    2010(a)                             429,097             1.06         453,231           0.17             0.50             8.36
Franklin VIP Sm-Md Cp Gr Cl 2:
    2013                             17,102,812             1.41      24,127,091           0.00%            0.50%           37.47%
    2012                             18,716,472             1.03      19,208,030           0.00             0.50            10.30
    2011                             20,415,383             0.93      18,996,212           0.00             0.50            (5.30)
    2010                             22,599,348             0.98      22,207,074           0.00             0.50            26.99
    2009                             26,130,042             0.77      20,220,686           0.00             0.50            42.86
Goldman Sachs VI HQ Flt Rt SS:
    2013                              1,721,600             1.11       1,910,781           0.50%            0.50%           (0.09)%
    2012                              1,348,441             1.11       1,498,072           0.76             0.50             2.27
    2011                              1,077,778             1.09       1,170,789           0.91             0.50             5.82
    2010(a)                             553,405             1.03         568,119           1.10             0.50             2.56
Ibbotson Aggressive Grwth ETF2:
    2013                              7,049,914             1.35       9,538,972           1.20%            0.50%           17.53%
    2012                              6,561,362             1.15       7,553,849           1.27             0.50            13.62
    2011                              5,219,002             1.01       5,287,819           1.88             0.50            (5.52)
    2010(a)                           1,702,751             1.07       1,825,964           0.92             0.50             8.75
Ibbotson Balanced ETF2:
    2013                              4,447,308             1.28       5,684,520           1.39%            0.50%           11.30%
    2012                              4,568,297             1.15       5,246,135           1.72             0.50            10.26
    2011                              3,151,673             1.04       3,282,529           1.22             0.50            (1.38)
    2010(a)                           1,088,387             1.06       1,149,484           2.57             0.50             6.50
Ibbotson Conservative ETF2:
    2013                              1,265,747             1.13       1,435,886           1.24%            0.50%            2.05%
    2012                              1,405,832             1.11       1,562,706           1.98             0.50             4.68
    2011                                698,274             1.06         741,470           2.04             0.50             2.63
    2010(a)                              82,421             1.03          85,280           1.26             0.50             3.66
Ibbotson Growth ETF2:
    2013                              7,449,602             1.33       9,905,843           1.27%            0.50%           15.97%
    2012                              6,574,447             1.15       7,538,658           1.29             0.50            12.35
    2011                              5,913,172             1.02       6,034,853           1.23             0.50            (4.16)
    2010(a)                           4,063,688             1.06       4,327,389           0.96             0.50             7.79
Ibbotson Income & Growth ETF2:
    2013                              1,249,324             1.21       1,506,157           1.46%            0.50%            6.80%
    2012                              1,180,691             1.13       1,332,809           1.85             0.50             7.33
    2011                              1,009,618             1.05       1,061,853           0.92             0.50             0.58
    2010(a)                             687,098             1.05         718,494           1.21             0.50             5.09

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
Invesco VI Amer Franch Sr II:
    2013                              3,603,175             1.58  $    5,695,424           0.25%            0.50%           39.10%
    2012                              3,903,984             1.14       4,436,357           0.00             0.50            12.83
    2011                                116,782             1.01         117,607           0.00             0.50            (6.85)
    2010(a)                               7,318             1.08           7,907           0.00             0.50            10.23
Invesco VI Amer Value Sr II:
    2013                                613,864             1.64       1,006,053           0.73%            0.50%           33.27%
    2012                                279,253             1.23         343,434           0.80             0.50            16.49
    2011                                 61,976             1.06          65,443           0.59             0.50             0.32
    2010(a)                              20,158             1.05          21,227           0.48             0.50             6.82
Invesco VI Comstock Sr II:
    2013                              3,279,989             1.65       5,415,108           1.56%            0.50%           34.98%
    2012                              2,607,872             1.22       3,189,821           1.61             0.50            18.33
    2011                              2,040,933             1.03       2,109,673           1.04             0.50            (2.59)
    2010(a)                             613,572             1.06         651,131           0.00             0.50             7.79
Invesco VI Core Equity Sr II:
    2013                                506,376             2.21       1,120,173           1.27%            0.50%           28.29%
    2012                                462,157             1.72         796,900           0.88             0.50            13.05
    2011                                503,493             1.53         767,983           0.72             0.50            (0.79)
    2010                                548,829             1.54         843,795           0.87             0.50             8.70
    2009                                395,511             1.41         559,388           1.62             0.50            27.34
Invesco VI Equity & Inc Sr II:
    2013                                750,677             1.66       1,247,061           1.57%            0.50%           24.26%
    2012                                622,666             1.34         832,439           1.83             0.50            11.83
    2011                                602,982             1.20         720,872           2.10             0.50            (2.36)
    2010                                573,465             1.22         702,190           1.75             0.50             7.23
    2009                                610,205             1.14         696,761           5.04             0.50            32.88
Invesco VI Growth & Inc Sr II:
    2013                                114,709             1.51         173,085           1.46%            0.50%           33.10%
    2012                                 89,886             1.13         101,900           1.19             0.50            13.78
    2011                                 72,942             1.00          72,680           1.14             0.50            (2.74)
    2010(a)                              33,949             1.02          34,785           0.00             0.50             3.91
Invesco VI Sm Cap Eqty Sr II:
    2013                              1,801,450             1.65       2,977,434           0.00%            0.50%           36.40%
    2012                              1,933,271             1.21       2,342,561           0.00             0.50            13.08
    2011                              1,414,422             1.07       1,515,492           0.00             0.50            (1.48)
    2010(a)                             484,810             1.09         527,258           0.00             0.50            11.83
Ivy VIP Asset Strategy:
    2013                             20,068,501             3.43      68,814,429           1.32%            0.50%           24.51%
    2012                             25,582,035             2.75      70,452,599           1.14             0.50            18.58
    2011                             27,505,594             2.32      63,880,677           1.03             0.50            (7.67)
    2010                             27,782,944             2.52      69,882,988           1.15             0.50             8.13
    2009                             31,166,972             2.33      72,498,327           0.36             0.50            24.42
Ivy VIP Balanced:
    2013                             19,802,549             7.11     140,743,277           1.46%            0.50%           23.08%
    2012                             21,337,995             5.77     123,216,733           1.49             0.50            11.19
    2011                             23,348,452             5.19     121,261,324           1.50             0.50             2.80
    2010                             25,367,128             5.05     128,158,498           1.96             0.50            16.52
    2009                             27,944,950             4.34     121,161,457           2.04             0.50            12.66

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
Ivy VIP Core Equity:
    2013                              7,460,619             1.98  $   14,780,726           0.53%            0.50%           32.84%
    2012                              6,645,209             1.49       9,910,363           0.58             0.50            18.01
    2011                              6,797,935             1.26       8,590,961           0.36             0.50             1.16
    2010                              7,214,970             1.25       9,013,733           0.98             0.50            20.29
    2009                              8,196,965             1.04       8,513,068           1.02             0.50            23.40
Ivy VIP Glbl Natural Res:
    2013                              5,459,398             0.98       5,351,672           0.00%            0.50%            7.26%
    2012                              4,680,542             0.91       4,277,538           0.00             0.50             1.38
    2011                              4,223,082             0.90       3,807,158           0.00             0.50           (21.83)
    2010(a)                           1,454,975             1.15       1,678,524           0.00             0.50            16.94
Ivy VIP Growth:
    2013                             31,566,287             6.41     202,486,060           0.43%            0.50%           35.78%
    2012                             34,192,490             4.72     161,537,047           0.06             0.50            12.18
    2011                             37,260,951             4.21     156,919,387           4.01             0.50             1.62
    2010                             40,667,951             4.14     168,545,572           0.63             0.50            12.02
    2009                             45,184,216             3.70     167,170,928           0.38             0.50            26.44
Ivy VIP High Income:
    2013(c)                             379,910             1.04         395,262           1.32%            0.50%            3.84%
Ivy VIP Intl Core Equity
    2013                             30,922,618             5.50     170,002,976           1.63%            0.50%           24.29%
    2012                             33,311,802             4.42     147,348,003           2.33             0.50            12.76
    2011                             35,607,995             3.92     139,680,464           1.55             0.50           (14.31)
    2010                             38,366,212             4.58     175,640,446           1.37             0.50            13.52
    2009                             41,826,215             4.03     168,669,429           3.57             0.50            36.28
Ivy VIP Intl Growth:
    2013                              4,896,130             2.30      11,270,645           0.90%            0.50%           18.63%
    2012                              4,396,200             1.94       8,530,504           1.90             0.50            17.46
    2011                              4,138,309             1.65       6,836,333           0.41             0.50            (7.78)
    2010                              3,632,374             1.79       6,506,969           0.93             0.50            14.21
    2009                              3,453,248             1.57       5,416,221           1.59             0.50            26.26
Ivy VIP Micro Cap Growth:
    2013                              6,551,842             3.90      25,553,668           0.00%            0.50%           56.50%
    2012                              6,373,144             2.49      15,883,055           0.00             0.50            11.28
    2011                              6,904,768             2.24      15,463,227           0.00             0.50            (7.48)
    2010                              7,771,701             2.42      18,810,862           0.00             0.50            40.15
    2009                              8,504,365             1.73      14,686,904           0.00             0.50            40.58
Ivy VIP Mid Cap Growth:
    2013                              2,172,018             1.68       3,646,835           0.00%            0.50%           29.29%
    2012                              1,662,547             1.30       2,159,156           0.00             0.50            12.99
    2011                                626,632             1.15         720,461           0.00             0.50            (1.05)
    2010(a)                              57,095             1.16          66,680           0.16             0.50            18.58
Ivy VIP Science & Tech:
    2013                              3,881,854             3.87      15,028,658           0.00%            0.50%           55.61%
    2012                              3,078,511             2.49       7,659,474           0.00             0.50            27.19
    2011                              3,170,533             1.96       6,202,018           0.00             0.50            (6.24)
    2010                              3,226,035             2.09       6,730,318           0.00             0.50            12.19
    2009                              3,868,285             1.86       7,193,241           0.00             0.50            43.12

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
Ivy VIP Small Cap Growth:
    2013                             23,167,691             4.12  $   95,497,360           0.00%            0.50%           42.65%
    2012                             24,976,086             2.89      72,173,088           0.00             0.50             4.64
    2011                             27,148,874             2.76      74,973,548           0.00             0.50           (11.05)
    2010                             30,049,641             3.10      93,290,683           0.00             0.50            28.21
    2009                             33,348,994             2.42      80,755,788           0.42             0.50            34.05
Ivy VIP Small Cap Value:
    2013                             21,251,145             3.08      65,395,891           0.84%            0.50%           32.86%
    2012                             23,341,686             2.32      54,062,629           0.44             0.50            18.04
    2011                             25,302,476             1.96      49,647,685           0.48             0.50           (13.22)
    2010                             27,274,778             2.26      61,672,389           0.07             0.50            25.78
    2009                             30,677,675             1.80      55,148,073           0.00             0.50            28.50
Ivy VIP Value:
    2013                             16,476,220             4.06      66,976,547           0.79%            0.50%           34.66%
    2012                             17,692,762             3.02      53,409,393           1.32             0.50            18.29
    2011                             19,206,467             2.55      49,015,588           0.75             0.50            (7.78)
    2010                             21,086,419             2.77      58,352,182           0.90             0.50            18.12
    2009                             23,989,913             2.34      56,205,278           2.07             0.50            26.01
Janus Aspen Balanced SS:
    2013                              3,250,826             2.33       7,577,080           1.32%            0.50%           19.21%
    2012                              3,374,258             1.96       6,597,679           2.59             0.50            12.81
    2011                              3,148,015             1.73       5,456,455           2.34             0.50             0.85
    2010                              3,068,732             1.72       5,274,184           2.61             0.50             7.58
    2009                              2,750,402             1.60       4,394,002           2.91             0.50            24.96
Janus Aspen Forty SS:
    2013                             30,955,769             1.58      48,950,241           0.58%            0.50%           30.23%
    2012                             33,287,663             1.21      40,417,848           0.58             0.50            23.24
    2011                             36,789,471             0.99      36,246,258           0.25             0.50            (7.40)
    2010                             41,015,977             1.06      43,641,765           0.22             0.50             5.95
    2009                             45,617,363             1.00      45,812,468           0.01             0.50            45.29
Janus Aspen Overseas SS:
    2013                             43,852,792             1.64      71,998,130           3.07%            0.50%           13.71%
    2012                             46,388,969             1.44      66,978,333           0.61             0.50            12.62
    2011                             51,916,451             1.28      66,561,798           0.38             0.50           (32.67)
    2010                             54,061,965             1.90     102,951,653           0.55             0.50            24.39
    2009                             54,705,957             1.53      83,748,771           0.41             0.50            78.18
Janus Aspen Perk Mid Cp Val SS:
    2013                              2,898,959             1.39       4,028,701           1.20%            0.50%           25.18%
    2012                              1,935,477             1.11       2,148,679           0.92             0.50            10.23
    2011                              1,056,896             1.01       1,064,351           0.67             0.50            (3.47)
    2010(a)                             477,709             1.04         498,366           0.73             0.50             6.08
MFS VIT Inv Growth Ser SS:
    2013                              6,572,725             2.23      14,630,838           0.42%            0.50%           29.41%
    2012                              6,965,993             1.72      11,982,708           0.22             0.50            16.10
    2011                              6,230,438             1.48       9,231,262           0.27             0.50            (0.13)
    2010                              5,604,350             1.48       8,314,420           0.27             0.50            11.59
    2009                              5,108,442             1.33       6,791,445           0.38             0.50            38.40

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
MFS VIT Mid Cap Growth Ser SS:
    2013                                696,901             2.13  $    1,483,420           0.00%            0.50%           36.53%
    2012                                732,291             1.56       1,141,668           0.00             0.50            15.84
    2011                                721,519             1.35         971,048           0.00             0.50            (6.63)
    2010                                744,081             1.44       1,072,539           0.00             0.50            28.56
    2009                                623,092             1.12         698,619           0.00             0.50            40.54
MFS VIT New Discovery Ser SS:
    2013                              4,800,912             3.21      15,442,460           0.00%            0.50%           40.51%
    2012                              4,636,841             2.29      10,614,710           0.00             0.50            20.29
    2011                              4,898,108             1.90       9,320,815           0.00             0.50           (10.94)
    2010                              5,496,516             2.14      11,743,394           0.00             0.50            35.26
    2009                              6,448,693             1.58      10,185,023           0.00             0.50            62.11
MFS VIT Value Ser SS:
    2013                             20,974,980             2.66      55,782,058           1.00%            0.50%           34.92%
    2012                             22,217,125             1.97      43,793,196           1.41             0.50            15.30
    2011                             23,481,650             1.71      40,142,656           1.29             0.50            (0.96)
    2010                             23,378,357             1.73      40,354,213           1.30             0.50            10.66
    2009                             22,569,062             1.56      35,203,968           1.18             0.50            21.84
MorgStanley UIF Emg Mk Eq Cl 2:
    2013                              3,831,236             1.10       4,205,880           1.22%            0.50%           (1.59)%
    2012                              2,127,400             1.12       2,373,274           0.00             0.50            19.24
    2011                                682,463             0.94         638,499           0.38             0.50           (18.64)
    2010(a)                             304,066             1.15         349,684           0.19             0.50            15.43
NeubergerBerman Soc Resp S Cl:
    2013                                781,157             1.58       1,231,320           0.72%            0.50%           36.73%
    2012                                308,396             1.15         355,544           0.09             0.50            10.19
    2011                                354,555             1.05         370,943           0.39             0.50            (3.64)
    2010(a)                              16,233             1.09          17,620           0.03             0.50             9.70
Oppenheimer Cap App VA SS:
    2013                              1,861,031             2.01       3,735,645           0.73%            0.50%           28.78%
    2012                              2,183,311             1.56       3,403,011           0.39             0.50            13.24
    2011                              2,598,199             1.38       3,576,223           0.11             0.50            (1.87)
    2010                              2,844,516             1.40       3,989,657           0.00             0.50             8.60
    2009                              3,416,748             1.29       4,412,774           0.01             0.50            43.43
Oppenheimer Gbl Str Inc VA SS:
    2013                             21,627,999             0.44       9,490,849           4.58%            0.50%           (0.86)%
    2012                             22,183,643             0.44       9,819,561          16.42             0.50            13.99
    2011                             23,942,155             0.39       9,296,400           8.67             0.50            (3.04)
    2010                             24,661,108             0.40       9,876,085           5.97             0.50            13.87
    2009                             26,604,474             0.35       9,356,726           0.00             0.50            25.32
Oppenheimer Intl Grow VA SS:
    2013                              6,497,971             3.56      23,117,081           0.96%            0.50%           25.09%
    2012                              4,340,949             2.84      12,346,297           1.14             0.50            21.07
    2011                              4,291,559             2.35      10,081,267           0.72             0.50            (8.07)
    2010                              4,941,163             2.56      12,626,264           1.01             0.50            14.04
    2009                              4,960,352             2.24      11,114,404           1.15             0.50            38.36
Oppenheimer MS Sm Cap VA SS:
    2013                                439,850             1.68         738,905           0.67%            0.50%           39.92%
    2012                                222,772             1.20         267,463           0.36             0.50            17.08
    2011                                150,074             1.03         153,892           0.27             0.50            (2.87)
    2010(a)                              71,859             1.06          75,866           0.00             0.50             8.33

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
PIMCO VIT Low Dur Port Adv Cl:
    2013                              5,493,724             1.07       5,903,230           1.36%            0.50%           (0.73)%
    2012                              5,938,613             1.08       6,428,276           1.80             0.50             5.22
    2011                              3,516,215             1.03       3,617,353           1.56             0.50             0.51
    2010(a)                           1,328,787             1.02       1,360,177           1.20             0.50             2.25
PIMCO VIT Total Return Adv Cl:
    2013                             17,536,932             1.14      19,952,383           2.11%            0.50%           (2.55)%
    2012                             14,887,889             1.17      17,380,795           2.47             0.50             8.95
    2011                              9,896,791             1.07      10,604,859           2.56             0.50             2.99
    2010(a)                           4,656,559             1.04       4,844,897           1.60             0.50             3.84
Putnam VT Equity Income Cl IB:
    2013                              2,140,302             2.16       4,616,562           1.83%            0.50%           31.75%
    2012                              2,507,584             1.64       4,104,735           2.33             0.50            18.71
    2011                              2,132,060             1.38       2,940,332           1.71             0.50             1.41
    2010                              1,800,124             1.36       2,448,267           1.95             0.50            12.05
    2009                              1,874,862             1.21       2,275,723           3.74             0.50            28.55
Putnam VT Growth and Inc Cl IB:
    2013                                435,617             2.11         917,289           1.42%            0.50%           35.00%
    2012                                331,328             1.56         516,812           1.81             0.50            18.54
    2011                                383,874             1.32         505,109           1.24             0.50            (5.12)
    2010                                406,778             1.39         564,100           1.55             0.50            13.81
    2009                                425,818             1.22         518,863           2.65             0.50            29.16
Putnam VT Inter Eq Cl IB:
    2013                              3,080,283             2.18       6,727,901           1.41%            0.50%           27.43%
    2012                              3,205,550             1.71       5,494,268           2.18             0.50            21.31
    2011                              3,323,321             1.41       4,694,740           3.29             0.50           (17.35)
    2010                              3,647,181             1.71       6,233,581           3.49             0.50             9.48
    2009                              3,864,338             1.56       6,032,981           0.00             0.50            24.01
Putnam VT Multi-Cap Gro Cl IB:
    2013                                214,640             2.40         515,909           0.44%            0.50%           35.76%
    2012                                162,375             1.77         287,489           0.23             0.50            16.18
    2011                                158,630             1.52         241,751           0.26             0.50            (5.56)
    2010                                159,380             1.61         257,184           0.34             0.50            18.96
    2009                                183,958             1.36         249,528           0.36             0.50            31.48
Putnam VT Voyager Cl IB:
    2013                              1,278,815             2.33       2,986,044           0.75%            0.50%           43.01%
    2012                              1,162,107             1.63       1,897,465           0.35             0.50            13.66
    2011                              1,465,838             1.44       2,105,785           0.00             0.50           (18.26)
    2010                              1,217,787             1.76       2,140,175           1.15             0.50            20.20
    2009                                872,219             1.46       1,275,306           0.51             0.50            63.08
SFT Advantus Bond Cl 2:
    2013                             24,411,925             4.16     101,626,780           0.00%            0.50%           (1.15)%
    2012                             25,445,041             4.21     107,157,906           0.00             0.50             6.88
    2011                             27,739,375             3.94     109,301,002           0.00             0.50             7.49
    2010                             30,840,074             3.67     113,053,023           0.00             0.50             8.81
    2009                             32,323,879             3.37     108,840,136           0.00             0.50            14.99

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

                                                  AT DECEMBER 31                         YEARS OR PERIODS ENDED DECEMBER 31
                                 -----------------------------------------------  -----------------------------------------------
                                      UNITS                                        INVESTMENT
                                   OUTSTANDING   UNIT FAIR VALUE    NET ASSETS    INCOME RATIO*  EXPENSE RATIO**  TOTAL RETURN***
                                 --------------  ---------------  --------------  -------------  ---------------  ---------------
SFT Advantus Index 400 MC Cl 2:
    2013                             21,127,563             3.77  $   79,758,423           0.00%            0.50            32.12
    2012                             22,667,347             2.86      64,769,419           0.00             0.50            16.66
    2011                             23,723,937             2.45      58,109,427           0.00             0.50            (2.75)
    2010                             25,843,325             2.52      65,091,676           0.00             0.50            25.30
    2009                             27,552,852             2.01      55,384,180           0.00             0.50            35.75
SFT Advantus Index 500 Cl 2:
    2013                             27,561,085             8.46     233,075,737           0.00%            0.50            31.05
    2012                             31,054,272             6.45     200,389,522           0.00             0.50            14.85
    2011                             32,845,483             5.62     184,550,454           0.00             0.50             1.09
    2010                             35,976,254             5.56     199,966,724           0.00             0.50            13.97
    2009                             40,155,272             4.88     195,842,194           0.00             0.50            25.24
SFT Advantus Intl Bond Cl 2:
    2013                             12,338,190             2.52      31,128,429           0.00%            0.50            (0.57)
    2012                             13,827,494             2.54      35,086,961           0.00             0.50            15.61
    2011                             14,238,053             2.19      31,249,252           0.00             0.50            (0.76)
    2010                             14,802,997             2.21      32,737,160           0.00             0.50            13.33
    2009                             15,394,004             1.95      30,038,590           0.00             0.50            16.97
SFT Advantus Money Market:
    2013                             12,192,308             2.18      26,512,522           0.00%            0.50            (0.50)
    2012                             13,092,844             2.19      28,615,182           0.00             0.50            (0.50)
    2011                             14,371,277             2.20      31,567,866           0.00             0.50            (0.50)
    2010                             14,267,006             2.21      31,493,253           0.04             0.50            (0.36)
    2009                             14,134,568             2.22      31,354,281           0.27             0.50            (0.23)
SFT Advantus Mortgage Cl 2:
    2013                              8,783,973             4.11      36,112,470           0.00%            0.50            (2.47)
    2012                              9,587,805             4.22      40,413,450           0.00             0.50             2.97
    2011                             10,527,228             4.09      43,092,689           0.00             0.50             6.20
    2010                             11,628,677             3.85      44,821,569           0.00             0.50             5.68
    2009                             12,945,775             3.63      46,974,800           0.00             0.50             7.51
SFT Advantus Real Estate Cl 2:
    2013                             13,366,776             3.46      46,303,602           0.00             0.50             0.64
    2012                             13,874,543             3.44      47,755,446           0.00             0.50            17.31
    2011                             14,651,240             2.93      42,986,981           0.00             0.50             4.89
    2010                             15,642,319             2.80      43,753,941           0.00             0.50            28.27
    2009                             17,286,781             2.18      37,697,184           0.00             0.50            23.97


* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) For the period from April 30, 2010 (Commencement of operations) to December 31, 2010.

(b) For the period from April 28, 2011 (Commencement of operations) to December 31, 2011.

(c) For the period from May 1, 2013 (Commencement of operations) to December 31, 2013.

                                                                     (Continued)

                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT

                         Notes to Financial Statements

                           December 31, 2013 and 2012

(8)  SUBSEQUENT EVENTS

     Management has evaluated subsequent events through March 31, 2014, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

[KPMG LOGO]






                                   MINNESOTA LIFE INSURANCE COMPANY
                                           AND SUBSIDIARIES


                                  CONSOLIDATED FINANCIAL STATEMENTS
                                     AND SUPPLEMENTARY SCHEDULES

                                   DECEMBER 31, 2013, 2012 AND 2011

[KPMG LOGO]
             KPMG LLP
             4200 Wells Fargo Center
             90 South Seventh Street
             Minneapolis, MN 55402


                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of operations and comprehensive income
(loss), changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2013, and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013 in accordance with U.S. generally accepted accounting principles.

             KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
                    ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and is not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                        /s/ KPMG LLP
Minneapolis, Minnesota
March 4, 2014

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2013 AND 2012
                                 (IN THOUSANDS)


Assets                                                                                         2013                   2012
-----------------------------------------------------------------------------------      -----------------     ------------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $10,782,877 and $10,134,588)      $     11,151,480       $     11,155,562
    Equity securities, at fair value (cost $336,108 and $271,869)                                  403,409                317,272
    Mortgage loans, net                                                                          1,760,316              1,538,502
    Finance receivables, net                                                                       261,519                236,762
    Policy loans                                                                                   356,696                352,756
    Alternative investments (cost $407,663 and $424,367)                                           495,219                494,890
    Fixed maturity securities on loan, at fair value
      (amortized cost $40,659 and $43,649)                                                          40,662                 47,560
    Equity securities on loan, at fair value (cost $1,403 and $4,789)                                1,656                  5,692
    Derivative instruments                                                                         224,375                195,693
    Other invested assets                                                                           45,618                 75,409
                                                                                         -----------------     ------------------
      Total investments                                                                         14,740,950             14,420,098

    Cash and cash equivalents                                                                      293,622                268,990
    Securities held as collateral                                                                   21,613                 28,241
    Deferred policy acquisition costs                                                            1,038,386                685,217
    Accrued investment income                                                                      126,185                121,967
    Premiums and fees receivable                                                                   238,867                202,160
    Property and equipment, net                                                                     90,718                 82,339
    Reinsurance recoverables                                                                     1,061,220              1,025,915
    Goodwill and intangible assets, net                                                             53,772                 45,825
    Other assets                                                                                   100,330                 83,016
    Separate account assets                                                                     18,044,905             14,373,479
                                                                                         -----------------     ------------------
         Total assets                                                                     $     35,810,568       $     31,337,247
                                                                                         =================     ==================

Liabilities and Stockholder's Equity
------------------------------------
Liabilities:

    Policy and contract account balances                                                  $      8,368,493       $      7,690,938
    Future policy and contract benefits                                                          2,856,092              3,014,902
    Pending policy and contract claims                                                             465,117                421,875
    Other policyholder funds                                                                     1,096,356                922,453
    Policyholder dividends payable                                                                  30,810                 34,013
    Unearned premiums and fees                                                                     319,079                208,183
    Pension and other postretirement benefits                                                        9,893                 20,023
    Income tax liability:
       Current                                                                                       2,248                  7,326
       Deferred                                                                                    185,715                354,530
    Securities in transit                                                                           47,001                 74,674
    Accrued commissions and expenses                                                               195,368                167,831
    Other liabilities                                                                              436,941                282,336
    Short-term debt                                                                                 50,000                 50,000
    Long-term debt                                                                                 318,000                268,000
    Securities lending collateral                                                                   30,748                 40,740
    Separate account liabilities                                                                18,044,905             14,373,479
                                                                                         ------------------     ------------------
      Total liabilities                                                                         32,456,766             27,931,303
                                                                                         ------------------     ------------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
       issued and outstanding                                                                        5,000                  5,000
 Additional paid in capital                                                                        179,522                179,522
 Accumulated other comprehensive income (loss)                                                     269,108                492,466
 Retained earnings                                                                               2,900,172              2,728,956
                                                                                         ------------------     ------------------
      Total stockholder's equity                                                                 3,353,802              3,405,944
                                                                                         ------------------     ------------------
         Total liabilities and stockholder's equity                                       $     35,810,568       $     31,337,247
                                                                                         ==================     ==================





See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)

                                                                                       2013            2012             2011
                                                                                  ---------------  -------------   --------------
Revenues:

 Premiums                                                                          $   1,786,106   $  1,663,828    $   1,541,999
 Policy and contract fees                                                                603,380        554,007          535,352
 Net investment income                                                                   639,008        629,333          618,124
 Net realized investment gains (losses)
  Other-than-temporary-impairments on fixed maturity securities                             (495)          (287)          (6,707)
  Other-than-temporary-impairments on fixed maturity securities
   transferred to other comprehensive income                                                   -              -            1,169
  Other net realized investment gains (losses)                                           (36,333)        83,016           57,113
                                                                                  ---------------  -------------   --------------
   Total net realized investment gains (losses)                                          (36,828)        82,729           51,575
 Finance charge income                                                                    77,112         70,851           64,691
 Commission income                                                                       126,558        118,742          103,426
 Other income                                                                             37,937         31,219           30,546
                                                                                  ---------------  -------------   --------------
   Total revenues                                                                      3,233,273      3,150,709        2,945,713
                                                                                  ---------------  -------------   --------------

Benefits and expenses:

 Policyholder benefits                                                                 1,728,152      1,626,322        1,533,956
 Interest credited to policies and contracts                                             382,393        353,976          344,290
 General operating expenses                                                              598,030        577,793          534,822
 Commissions                                                                             321,629        253,255          232,404
 Administrative and sponsorship fees                                                      64,188         53,219           60,142
 Dividends to policyholders                                                                6,609          7,679            8,637
 Interest expense                                                                         10,143          9,821           10,025
 Amortization of deferred policy acquisition costs                                       185,790        180,467          169,181
 Capitalization of policy acquisition costs                                             (292,898)      (254,022)        (236,356)
                                                                                  ---------------  -------------   --------------
   Total benefits and expenses                                                         3,004,036      2,808,510        2,657,101
                                                                                  ---------------  -------------   --------------
    Income from operations before taxes                                                  229,237        342,199          288,612

 Income tax expense (benefit):
  Current                                                                                103,174         86,495           56,455
  Deferred                                                                               (45,153)        17,612           28,470
                                                                                  ---------------  -------------   --------------
   Total income tax expense                                                               58,021        104,107           84,925
                                                                                  ---------------  -------------   --------------
     Net income                                                                    $     171,216   $    238,092    $     203,687
                                                                                  ===============  =============   ==============


Other comprehensive income (loss), before tax:
 Unrealized holding gains (losses) on securities arising during the period         $    (605,396)  $    279,833    $     252,358
 Unrealized gains (losses) on securities - other than temporary impairments               (8,352)        17,222           30,660
 Adjustment to deferred policy acquisition costs                                         246,061        (89,533)         (99,889)
 Adjustment to reserves                                                                  110,274        (44,051)         (72,822)
 Adjustment to unearned policy and contract fees                                         (99,756)         9,761           57,267
 Adjustment to pension and other retirement plans                                         10,149         (1,438)          (9,688)
                                                                                  ---------------  -------------   --------------
  Other comprehensive income (loss), before tax                                         (347,020)       171,794          157,886
  Income tax benefit (expense) related to items of other comprehensive income            123,662        (61,279)         (54,850)
                                                                                  ---------------  -------------   --------------
   Other comprehensive income (loss), net of tax                                        (223,358)       110,515          103,036
                                                                                  ---------------  -------------   --------------
    Total comprehensive income (loss)                                              $     (52,142)  $    348,607    $     306,723
                                                                                  ===============  =============   ==============






See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)

                                                                           ACCUMULATED
                                                        ADDITIONAL            OTHER                                    TOTAL
                                         COMMON          PAID IN          COMPREHENSIVE          RETAINED          STOCKHOLDER'S
                                         STOCK           CAPITAL          INCOME (LOSS)          EARNINGS             EQUITY
                                    --------------  -----------------   ----------------    ----------------     -----------------

2011:
 Balance, beginning of year          $      5,000    $       179,522     $      278,915      $    2,287,177       $      2,750,614

  Comprehensive income:
   Net income                                   -                  -                  -             203,687                203,687
   Other comprehensive income                   -                  -            103,036                   -                103,036
                                                                                                                 -----------------
    Total comprehensive income                                                                                             306,723

                                    --------------  -----------------   ----------------    ----------------     -----------------
 Balance, end of year                $      5,000    $       179,522     $      381,951      $    2,490,864       $      3,057,337
                                    ==============  =================   ================    ================     =================

2012:
 Balance, beginning of year          $      5,000    $       179,522     $      381,951      $    2,490,864       $      3,057,337

  Comprehensive income:
   Net income                                   -                  -                  -             238,092                238,092
   Other comprehensive income                   -                  -            110,515                   -                110,515
                                                                                                                 -----------------
    Total comprehensive income                                                                                             348,607

                                    --------------  -----------------   ----------------    ----------------     -----------------
 Balance, end of year                $      5,000    $       179,522     $      492,466      $    2,728,956       $      3,405,944
                                    ==============  =================   ================    ================     =================

2013:
 Balance, beginning of year          $      5,000    $       179,522     $      492,466      $    2,728,956       $      3,405,944

  Comprehensive loss:
   Net income                                   -                  -                  -             171,216                171,216
   Other comprehensive loss                     -                  -           (223,358)                  -               (223,358)
                                                                                                                 -----------------
    Total comprehensive loss                                                                                               (52,142)

                                    --------------  -----------------   ----------------    ----------------     -----------------
 Balance, end of year                $      5,000    $       179,522     $      269,108      $    2,900,172       $      3,353,802
                                    ==============  =================   ================    ================     =================


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)


Cash Flows from Operating Activities                                          2013                2012                 2011
------------------------------------                                     ---------------     ---------------     ----------------
Net income                                                               $     171,216       $     238,092       $      203,687
Adjustments to reconcile net income to net cash
 provided by (used for) operating activities:
  Interest credited to annuity and insurance contracts                         281,102             273,272              278,048
  Fees deducted from policy and contract balances                             (413,537)           (394,293)            (385,411)
  Change in future policy benefits                                              11,421              65,510               82,457
  Change in other policyholder liabilities, net                                271,230             141,129               95,550
  Amortization of deferred policy acquisition costs                            185,790             180,467              169,181
  Capitalization of policy acquisition costs                                  (292,898)           (254,022)            (236,356)
  Change in premiums and fees receivable                                       (36,707)            (20,386)             (13,552)
  Deferred tax provision                                                       (45,153)             17,612               28,470
  Change in income tax liabilities - current                                    (5,078)            (30,188)              (7,086)
  Net realized investment losses (gains)                                        36,828             (82,729)             (51,575)
  Change in reinsurance recoverables                                           (35,305)            (67,689)             (50,721)
  Other, net                                                                    88,687            (114,481)             191,953
                                                                        ---------------     ---------------     ----------------
            Net cash provided by (used for) operating activities               217,596             (47,706)             304,645
                                                                        ---------------     ---------------     ----------------

Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
 Fixed maturity securities                                                   2,148,291           2,511,574            2,460,836
 Equity securities                                                             131,008             118,434              116,027
 Alternative investments                                                       101,227              85,957              164,218
 Derivative instruments                                                        210,822             210,393              379,135
 Other invested assets                                                           1,758              11,970                7,103
Proceeds from maturities and repayments of:
 Fixed maturity securities                                                   1,126,231             920,428              851,157
 Mortgage loans                                                                183,406             157,892              126,268
Purchases and originations of:
 Fixed maturity securities                                                  (3,909,623)         (4,137,220)          (3,870,310)
 Equity securities                                                            (171,521)           (197,096)            (106,974)
 Mortgage loans                                                               (405,975)           (287,442)            (276,558)
 Alternative investments                                                       (69,464)            (91,969)             (68,671)
 Derivative instruments                                                       (179,294)           (259,027)            (305,437)
 Other invested assets                                                          (2,456)            (10,062)              (4,363)
Finance receivable originations or purchases                                  (195,711)           (174,796)            (160,025)
Finance receivable principal payments                                          159,839             145,441              133,449
Securities in transit                                                            2,496             177,441             (261,399)
Other, net                                                                    (155,245)           (100,732)             (54,604)
                                                                        ---------------     ---------------     ----------------
            Net cash used for investing activities                          (1,024,211)           (918,814)            (870,148)
                                                                        ---------------     ---------------     ----------------

Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts                         3,143,717           2,974,152            2,842,495
Withdrawals from annuity and insurance contracts                            (2,384,980)         (2,203,911)          (2,364,401)
Change in amounts drawn in excess of cash balances                              18,077              10,047                 (980)
Proceeds from issuance of short-term debt                                      200,000              84,000                    -
Payment on short-term debt                                                    (200,000)            (84,000)                   -
Proceeds from issuance of long-term debt                                        50,000             150,000                    -
Payment on long-term debt                                                            -              (2,000)                   -
Other, net                                                                       4,433                (812)              60,102
                                                                        ---------------     ---------------     ----------------
            Net cash provided by financing activities                          831,247             927,476              537,216
                                                                        ---------------     ---------------     ----------------

Net increase (decrease) in cash and cash equivalents                            24,632             (39,044)             (28,287)
Cash and cash equivalents, beginning of year                                   268,990             308,034              336,321
                                                                        ---------------     ---------------     ----------------
Cash and cash equivalents, end of year                                   $     293,622       $     268,990       $      308,034
                                                                        ===============     ===============     ================


See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       DECEMBER 31, 2013, 2012 AND 2011
                               (IN THOUSANDS)



(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

 The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

 The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets:
 Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------

    Individual Financial Security                                   $      669,677     $      629,501     $      567,807
    Financial Institution Group                                            398,866            389,629            345,279
    Group Insurance                                                      1,599,431          1,478,486          1,364,200
    Retirement                                                             390,239            458,900            479,702
                                                                    ---------------    ---------------    ---------------
       Total strategic business units                                    3,058,213          2,956,516          2,756,988
    Subsidiaries and corporate product line                                175,060            194,193            188,725
                                                                    ---------------    ---------------    ---------------
          Total                                                     $    3,233,273     $    3,150,709     $    2,945,713
                                                                    ===============    ===============    ===============

 The Company serves more than 12 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

 The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

 The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income (loss) in the period in which they are made.

 The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

    INSURANCE REVENUES AND EXPENSES

 Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

 Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

 Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

 Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income on the consolidated statements of operations and comprehensive income (loss). During 2012, the Company made an adjustment to unearned premiums and fees and other comprehensive income to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale related to prior periods. The impact of this adjustment related to prior periods resulted in a $23,015 reduction to other comprehensive income in 2012. Management has determined that the effect of this adjustment is not material to the consolidated financial statements for the current and prior periods presented.

    COMMISSION INCOME

 Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

 Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

 The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

 Fixed maturity securities, which may be sold prior to maturity and include fixed maturity securities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

 The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

 Marketable equity securities and equity securities on loan are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

 Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

 Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

 Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. The Company's income from these alternative investments is accounted for using the equity method and is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

 Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2013 and 2012, the Company had $4,560 and $4,755, respectively, of real estate held for sale.

 For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

 For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

 Policy loans are carried at the unpaid principal balance.

 Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

 A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

 The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $21,530 and $21,615 at December 31, 2013 and 2012, respectively.

 Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2013 and 2012 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2013 and 2012 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

 The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

 Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

 Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income
 (loss).

 The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

    REALIZED AND UNREALIZED GAINS AND LOSSES

 Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

 An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

 For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

 For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

 The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

 For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

 Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

 All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

 The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2013 or 2012.

 The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

 For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SECURITIES LENDING

 The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

 The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations and comprehensive income (loss).

    SEPARATE ACCOUNTS

 Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income (loss) except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

 The Company periodically invests money in its separate accounts. At December 31, 2013 and 2012, the fair value of these investments included within equity securities on the consolidated balance sheets was $72,497 and $38,032, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

 The Company's finance receivables portfolio primarily comprises smaller balance homogeneous direct installment loans, which are originated at the Company's network of over 135 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

 The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

 The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

 It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

 The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

 Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

 TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

 The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

 For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

 For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

 For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2013 and 2012. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

 Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income
 (loss).

 DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

 The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

 The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Balance at beginning of year                                                       $       13,962     $       11,851
    Capitalization                                                                             11,259              3,826
    Amortization and interest                                                                  (1,189)            (1,918)
    Adjustment for unrealized losses                                                            1,180                203
                                                                                       ---------------    ---------------
    Balance at end of year                                                             $       25,212     $       13,962
                                                                                       ===============    ===============

    GOODWILL AND OTHER INTANGIBLE ASSETS

 In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

 The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

 The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

 Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $53,491 and $45,369 as of December 31, 2013 and 2012, respectively, and amortized software expense of $18,122, $17,172 and $16,290 for the years ended December 31, 2013, 2012 and
 2011, respectively.

    PROPERTY AND EQUIPMENT

 Property and equipment are carried at cost, net of accumulated depreciation of $142,847 and $138,864 at December 31, 2013 and 2012, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2013, 2012 and 2011, was $9,958, $9,679, and $9,386, respectively.

    REINSURANCE

 Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

 Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

 Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2013, the Company has assumed an average rate of investment yields ranging from 3.79% to 5.36%.

 Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income (loss).

 Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

 Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

 Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2013 and 2012, the total participating business in force was $2,468,845 and $2,319,864, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2013 and 2012.

    INCOME TAXES

 The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

 Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income (loss). Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

 The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

  The following is a description of certain significant risks facing the
  Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

 Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

 Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

       CASH AND CASH EQUIVALENTS:

       Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

       FINANCIAL INSTRUMENTS:

       Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

       Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

       DERIVATIVES:

       The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The aggregate counterparty exposure for a single counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. In addition, the combined exposure to any one issuer, including common stock, direct credit and net counterparty exposures is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

       The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

       The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.


    EQUITY MARKET RISK:

 Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

 As of December 31, 2013, approximately 91.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

 The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

 As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

 Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

    LEGAL/REGULATORY RISK:

 Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may increase corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

 Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

 Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

 Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4) NEW ACCOUNTING PRONOUNCEMENTS

 In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment
 Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 is effective for the annual reporting period beginning January 1, 2014 and is required to be applied prospectively. Beginning on January 1, 2014, changes in undistributed amounts related to the Company's alternative investments in entities that meet the ASU 2013-08 investment company definition will be recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income (loss). The Company is currently evaluating the impact of this new guidance and does not expect the adoption of ASU 2013-08 to have a material effect on the Company's consolidated financial position.

 In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic
 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which requires an entity to provide information about significant amounts, by component, reclassified out of accumulated other comprehensive income either on the face of the statement where net income is presented or in the notes to the financial statements. The Company had no material impact to its consolidated results of operations or financial position as a result of the prospective adoption of ASU 2013-02, effective January 1, 2013, and has provided the required disclosures in note 20.

 In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210):
 Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. Subsequently in January 2013, the FASB issued ASU 2013-01 Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 and ASU 2013-01 were effective for annual reporting periods beginning on or after January 1, 2013 on a retrospective basis. The Company's adoption of ASU 2011-11 and ASU 2013-01 did not have any impact to its consolidated results of operations and financial position.

 In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 was effective for non-public entities for reporting periods ending after December 15, 2012. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2011-02.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

 The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2013 and 2012. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    349,284     $          -      $          -      $    349,284
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          358,396             1,468           359,864
      Foreign government securities                                -           48,422                 -            48,422
      Corporate securities                                         -        5,911,591           937,909         6,849,500
      Asset-backed securities                                      -          310,046           140,060           450,106
      Commercial mortgage-backed securities (CMBS)                 -        1,135,614            14,520         1,150,134
      Residential mortgage-backed securities (RMBS)                -        1,943,883               287         1,944,170
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            349,284        9,707,952         1,094,244        11,151,480
    Equity securities, available-for-sale                    403,213                -               196           403,409
    Fixed maturity securities on loan:
      U.S. government securities                              13,627                -                 -            13,627
      Corporate securities                                         -           24,026                 -            24,026
      Asset-backed securities                                      -                -             3,009             3,009
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan               13,627           24,026             3,009            40,662
    Equity securities on loan                                  1,656                -                 -             1,656
    Derivative instruments:
      TBA derivative instruments                                   -           28,703                 -            28,703
      Other derivative instruments                                 9          195,663                 -           195,672
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                               9          224,366                 -           224,375
                                                        -------------    --------------    -------------     -------------
             Total investments                               767,789        9,956,344         1,097,449        11,821,582
    Cash equivalents                                         220,013               50                 -           220,063
    Securities held as collateral                              3,728           17,885                 -            21,613
    Separate account assets                                2,860,719       15,179,921             4,265        18,044,905
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,852,249     $ 25,154,200      $  1,101,714      $ 30,108,163
                                                        =============    ==============    =============     =============

    Policy and contract account balances (1)            $          -     $          -      $    125,087      $    125,087
    Future policy and contract benefits (1)                        -                -              (853)             (853)
    Derivative instruments (2)                                     9          101,197                 -           101,206
    Securities lending collateral                              3,728           27,020                 -            30,748
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      3,737     $    128,217      $    124,234      $    256,188
                                                        =============    ==============    =============     =============


  (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value. The fair value of the minimum guaranteed withdrawal benefits embedded derivatives was a net asset and the amount was reported as a contra liability.

  (2) Included in other liabilities on the consolidated balance sheets.

 The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                DECEMBER 31, 2012
                                                        ------------------------------------------------------------------
                                                          LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Fixed maturity securities, available-for-sale:
      U.S. government securities                        $    387,852     $          -      $          -      $    387,852
      Agencies not backed by the full faith and
       credit of the U.S. government                               -          194,560             4,648           199,208
      Foreign government securities                                -           57,504                 -            57,504
      Corporate securities                                         -        6,020,295         1,070,286         7,090,581
      Asset-backed securities                                      -          331,855           147,988           479,843
      CMBS                                                         -        1,098,174            17,809         1,115,983
      RMBS                                                         -        1,821,944             2,647         1,824,591
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities, available-
         for-sale                                            387,852        9,524,332         1,243,378        11,155,562
    Equity securities, available-for-sale                    317,084                -               188           317,272
    Fixed maturity securities on loan:
      U.S. government securities                               9,144                -                 -             9,144
      Corporate securities                                         -           30,699                 -            30,699
      Asset-backed securities                                      -                -             7,717             7,717
                                                        -------------    --------------    -------------     -------------
        Total fixed maturity securities on loan                9,144           30,699             7,717            47,560
    Equity securities on loan                                  5,692                -                 -             5,692
    Derivative instruments:
      TBA derivative instruments                                   -           48,161                 -            48,161
      Other derivative instruments                                12          147,520                 -           147,532
                                                        -------------    --------------    -------------     -------------
        Total derivative instruments                              12          195,681                 -           195,693
                                                        -------------    --------------    -------------     -------------
             Total investments                               719,784        9,750,712         1,251,283        11,721,779
    Cash equivalents                                         201,699               50                 -           201,749
    Securities held as collateral                              9,052           19,189                 -            28,241
    Separate account assets (1)                            2,411,027       11,962,006               446        14,373,479
                                                        -------------    --------------    -------------     -------------
             Total financial assets                     $  3,341,562     $ 21,731,957      $  1,251,729      $ 26,325,248
                                                        =============    ==============    =============     =============

    Policy and contract account balances (2)            $          -     $          -      $     58,942      $     58,942
    Future policy and contract benefits (2)                        -                -            60,284            60,284
    Derivative instruments (3)                                     4           13,717                 -            13,721
    Securities lending collateral                              9,052           31,688                 -            40,740
                                                        -------------    --------------    -------------     -------------
             Total financial liabilities                $      9,056     $     45,405      $    119,226      $    173,687
                                                        =============    ==============    =============     =============

   (1) $11,787,137 of separate account assets previously included in Level 1 at December 31, 2012 have been reclassified to Level 2 to conform to the December 31, 2013 presentation.

   (2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (3) Included in other liabilities on the consolidated balance sheets.

 The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

 When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

 Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

 For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly - an internally developed matrix pricing, discounted cash flow or other model is used. The internal pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using internally developed pricing models or broker quotes are reflected in Level 3.

 As of December 31, 2013, 91.2% of fixed maturity fair values were obtained from third party pricing services and 8.8% from the internal methods described above. As of December 31, 2012, 89.7% of fixed maturity fair values were obtained from third party pricing services and 10.3% from the internal methods described above.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

 The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

    DERIVATIVE INSTRUMENTS

 Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

 The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

 The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

 Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

    SEPARATE ACCOUNT ASSETS

 Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

  POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

 Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

 Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

 These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:



                                               TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                             (LOSSES) INCLUDED IN:
                                            -------------------------
                                                             OTHER
                                                            COMPRE-     TRANSFERS     TRANSFERS     PURCHASES,
                               BALANCE AT       NET         HENSIVE       IN TO         OUT OF      SALES AND     BALANCE AT
                               BEGINNING      INCOME         INCOME      LEVEL 3       LEVEL 3     SETTLEMENTS,     END OF
                                OF YEAR         (1)          (LOSS)        (2)          (2)           NET (3)        YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
   Fixed maturity
     securities,
     available-for sale:
      Agencies not backed by
       the full faith and
       credit of
       the U.S. government    $    4,648    $       -     $     (130)    $      -     $      -     $    (3,050)   $    1,468
      Corporate securities     1,070,286            -        (54,273)           -      (26,503)        (51,601)      937,909
      Asset-backed
       securities                147,988        3,708        (10,900)       3,801            -          (4,537)      140,060
      CMBS                        17,809        1,902            957            -            -          (6,148)       14,520
      RMBS                         2,647          286           (238)           -            -          (2,408)          287
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
       Total fixed maturity
        securities,
        available-
        for-sale               1,243,378        5,896        (64,584)       3,801      (26,503)        (67,744)    1,094,244
   Equity securities,
    available-for-sale               188            1              8            -            -              (1)          196
   Fixed maturity
    securities, on loan:
      Asset-backed
       securities                  7,717           44           (216)           -            -          (4,536)        3,009
   Separate account assets           446            -          1,076          208            -           2,535         4,265
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
          Total financial
           assets             $1,251,729    $   5,941     $  (63,716)    $  4,009     $(26,503)    $   (69,746)   $1,101,714
                              ===========   ==========    ===========   ==========    =========    ============   ===========


  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2013:



                                                                                                            PURCHASES,
                                                                                                            SALES AND
                                                                                                           SETTLEMENTS,
                                                     PURCHASES            SALES           SETTLEMENTS          NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government               $        450       $          -      $      (3,500)     $     (3,050)
     Corporate securities                               31,095                  -            (82,696)          (51,601)
     Asset-backed securities                            37,646            (11,849)           (30,334)           (4,537)
     CMBS                                                    -             (3,242)            (2,906)           (6,148)
     RMBS                                                    -             (2,303)              (105)           (2,408)
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                              69,191            (17,394)          (119,541)          (67,744)
   Equity securities, available-for-sale                     -                 (1)                 -                (1)
   Fixed maturity securities, on loan:
     Asset-backed securities                             4,036               (855)            (7,717)           (4,536)
   Separate account assets                               2,954               (316)              (103)            2,535
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                  $     76,181       $    (18,566)      $   (127,361)     $    (69,746)
                                                  ===============    ==============     ==============    ==============

 The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:


                                               TOTAL REALIZED AND
                                                UNREALIZED GAINS
                                             (LOSSES) INCLUDED IN:
                                            -------------------------
                                                             OTHER
                                                            COMPRE-     TRANSFERS     TRANSFERS     PURCHASES,
                              BALANCE AT       NET          HENSIVE       IN TO         OUT OF      SALES AND     BALANCE AT
                               BEGINNING      INCOME        INCOME        LEVEL 3       LEVEL 3    SETTLEMENTS,     END OF
                                OF YEAR         (1)         (LOSS)         (2)           (2)          NET (3)        YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
   Fixed maturity
    securities,
    available-for sale:
      Agencies not backed by
       the full faith and
       credit of the U.S.
       government             $    6,883    $       -      $    (235)    $      -     $      -     $   (2,000)    $    4,648
      Corporate securities       804,515           52         27,931       45,541            -        192,247      1,070,286
      Asset-backed securities    132,336            -          1,812       20,645       (3,601)        (3,204)       147,988
      CMBS                            11          457          2,064       19,523            -         (4,246)        17,809
      RMBS                         1,027         (259)           830           22            -          1,027          2,647
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
       Total fixed maturity
        securities,
        available-for-sale       944,772          250         32,402       85,731       (3,601)       183,824      1,243,378
   Equity securities,
    available-for-sale                 3            3             28            -            -            154            188
   Fixed maturity
    securities,
    on loan:
      Asset-backed
       securities                      -            -            533        7,753            -           (569)         7,717
   Separate account assets             -            -           (117)         381            -            182            446
                              -----------   ----------    -----------   ----------    ---------    ------------   -----------
          Total financial
           assets             $  944,775    $     253     $   32,846    $  93,865     $ (3,601)    $  183,591     $1,251,729
                              ===========   ==========    ===========   ==========    =========    ============   ===========

  (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss).

  (2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

  (3) The following table provides the bifurcation of the net purchases, sales and settlements.

 The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2012:

                                                                                                           PURCHASES,
                                                                                                            SALES AND
                                                                                                          SETTLEMENTS,
                                                    PURCHASES            SALES           SETTLEMENTS           NET
                                                  ---------------    --------------     --------------    --------------
   Fixed maturity securities,
    available-for-sale:
     Agencies not backed by the full faith and
      credit of the U.S. government               $          -       $         -        $     (2,000)     $     (2,000)
     Corporate securities                              264,494              (902)            (71,345)          192,247
     Asset-backed securities                            28,471                 -             (31,675)           (3,204)
     CMBS                                                  202              (631)             (3,817)           (4,246)
     RMBS                                                2,179              (395)               (757)            1,027
                                                  ---------------    --------------     --------------    --------------
       Total fixed maturity securities,
        available-for-sale                             295,346            (1,928)           (109,594)          183,824
   Equity securities, available-for-sale                   157                (3)                  -               154
   Fixed maturity securities, on loan:
     Asset-backed securities                               105                 -                (674)             (569)
   Separate account assets                                 182                 -                   -               182
                                                  ---------------    --------------     --------------    --------------
          Total financial assets                  $    295,790       $    (1,931)       $   (110,268)     $    183,591
                                                  ===============    ==============     ==============    ==============


 Transfers of securities among the levels occur at the beginning of the reporting period.

 There were no transfers between Level 1 and Level 2 for the years ended December 31, 2013 and 2012.

 There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2013 and 2012.

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2013:


                                               TOTAL REALIZED AND
                                               UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            -------------------------
                                                             OTHER
                                                            COMPRE-
                              BALANCE AT        NET         HENSIVE      TRANSFERS     TRANSFERS                     BALANCE
                               BEGINNING      INCOME        INCOME         IN TO        OUT OF                      AT END OF
                                OF YEAR         (1)         (LOSS)       LEVEL 3       LEVEL 3     SETTLEMENTS        YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------

   Policy and contract
      account balances        $   58,942    $  66,145     $        -    $      -      $      -     $        -      $ 125,087
   Future policy and
      contract benefits           60,284      (60,981)             -           -             -           (156)          (853)
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------
       Total financial
        liabilities           $  119,226    $   5,164     $        -    $      -      $      -     $     (156)     $ 124,234
                              ===========   ==========    ===========   ==========    =========    ============    ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

 The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2012:


                                               TOTAL REALIZED AND
                                               UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            -------------------------
                                                            OTHER
                                                           COMPRE-
                               BALANCE AT      NET         HENSIVE       TRANSFERS     TRANSFERS                    BALANCE
                               BEGINNING      INCOME        INCOME         IN TO        OUT OF                     AT END OF
                                OF YEAR         (1)         (LOSS)        LEVEL 3      LEVEL 3      SETTLEMENTS       YEAR
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------
   Policy and contract
      account balances        $   35,469    $  23,473     $        -    $      -      $      -     $        -      $  58,942
   Future policy and
      contract
      benefits                    81,183      (20,597)             -           -             -           (302)        60,284
                              -----------   ----------    -----------   ----------    ---------    ------------    ----------
       Total financial
         liabilities          $  116,652    $   2,876     $        -    $      -      $      -     $     (302)     $ 119,226
                              ===========   ==========    ===========   ==========    =========    ============    ==========



  (1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss) and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

 The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2013 was $(7,185), of which $59,090 was included in net realized investment gains (losses) and $(66,275) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss). The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2012 was $(4,796), of which $18,727 was included in net realized investment gains (losses) and $(23,523) was included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss).

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2013:

                                                                                                              RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE        VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------
   Fixed maturity securities,
     available-for-sale:

     Agencies not backed by
      the full faith and
      credit of the U.S.                                                      Yield/spread to
      government                  $    1,024        Discounted cash flow      U.S. Treasuries (1)            57 bps

                                                                              Yield/spread to           47 bps - 366 bps
      Corporate securities           935,202        Discounted cash flow      U.S. Treasuries (1)          (165 bps)

                                                                              Yield/spread to           47 bps - 792 bps
      Asset-backed securities         72,615        Discounted cash flow      U.S. Treasuries (1)          (204 bps)

   Liabilities:

      Policy and contract                           Discounted cash flow/     Mortality rates (2)     Annuity 2000 table
       account balances           $  125,087      Option pricing techniques   Lapse rates (3)                  0% to 16%
                                                                              Market volatility (6)            0% to 20%

                                                                                                           1983a and
      Future policy and contract                    Discounted cash flow/     Mortality rates (2)     annuity 2000 table
       benefits                         (853)      Option pricing techniques  Lapse rates (3)                  0% to 15%
                                                                              Utilization rates (4)           0% to 100%
                                                                              Withdrawal rates (5)              0% to 7%
                                                                              Market volatility (6)            0% to 20%
                                                                              Nonperformance
                                                                               risk spread (7)                    0.2%



  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

 The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2012:

                                                                                                             RANGE
       LEVEL 3 INSTRUMENT         FAIR VALUE       VALUATION TECHNIQUE        UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
   ---------------------------    -----------    -------------------------    --------------------    ---------------------
   Fixed maturity securities,
     available-for-sale:

      Agencies not backed by
       the full faith and
       credit of the U.S.                                                     Yield/spread to
       government                 $    4,648       Discounted cash flow       U.S. Treasuries (1)            63 bps

                                                                              Yield/spread to           90 bps - 479 bps
      Corporate securities         1,028,566       Discounted cash flow       U.S. Treasuries (1)          (185 bps)

                                                                              Yield/spread to           53 bps - 465 bps
      Asset-backed securities         85,041       Discounted cash flow       U.S. Treasuries (1)          (165 bps)

   Liabilities:

      Policy and contract                          Discounted cash flow/      Mortality rates (2)     Annuity 2000 table
        account balances          $   58,942     Option pricing techniques    Lapse rates (3)                  0% to 16%
                                                                              Market volatility (6)            0% to 25%

                                                                                                           1983a and
      Future policy and contract                   Discounted cash flow/      Mortality rates (2)     annuity 2000 table
        benefits                      60,284     Option pricing techniques    Lapse rates (3)                  0% to 15%
                                                                              Utilization rates (4)           0% to 100%
                                                                              Withdrawal rates (5)              0% to 7%
                                                                              Market volatility (6)            0% to 23%
                                                                              Nonperformance
                                                                                 risk spread (7)                  0.2%


  (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

  (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

  (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

  (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

  (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

  (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

  (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

 Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

 SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

 The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

 FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

 For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

 POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

 For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

 For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

 NON-RECURRING FAIR VALUE MEASUREMENTS

 The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                                                                DECEMBER 31, 2013
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,560      $      4,560
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,560      $      4,560
                                                        =============    ==============    =============     =============

                                                                                DECEMBER 31, 2012
                                                        ------------------------------------------------------------------
                                                           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                                        -------------    --------------    -------------     -------------
    Other invested assets:
      Real estate held for sale                         $          -     $          -      $      4,755      $      4,755
                                                        -------------    --------------    -------------     -------------
        Total financial assets                          $          -     $          -      $      4,755      $      4,755
                                                        =============    ==============    =============     =============


 Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party and/or internal appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

 FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

 The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

 The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                       DECEMBER 31, 2013
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                          TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,760,316      $          -      $          -     $  1,768,515      $  1,768,515
       Policy loans                        356,696                 -                 -          410,567           410,567

    Liabilities:
       Deferred annuities             $  2,464,519      $          -      $          -     $  2,559,824      $  2,559,824
       Annuity certain contracts            78,251                 -                 -           82,937            82,937
       Other fund deposits               1,954,808                 -                 -        1,950,305         1,950,305
       Supplementary contracts
         without life contingencies         76,613                 -                 -           76,613            76,613
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      318,000                 -                 -          320,311           320,311
       Separate account liabilities     11,738,365         2,860,719         8,873,381            4,265        11,738,365


                                                                       DECEMBER 31, 2012
                                      ------------------------------------------------------------------------------------
                                        CARRYING                                      FAIR
                                          VALUE                                       VALUE
                                      --------------    ------------------------------------------------------------------
                                          TOTAL           LEVEL 1           LEVEL 2          LEVEL 3            TOTAL
                                      --------------    -------------     -------------    -------------     -------------
    Assets:
       Mortgage loans, net            $  1,538,502      $          -      $          -     $  1,621,871      $  1,621,871
       Policy loans                        352,756                 -                 -          432,372           432,372

    Liabilities:
       Deferred annuities             $  2,566,965      $          -      $          -     $  2,719,308      $  2,719,308
       Annuity certain contracts            81,624                 -                 -           91,152            91,152
       Other fund deposits               1,913,680                 -                 -        1,925,248         1,925,248
       Supplementary contracts
         without life contingencies         72,361                 -                 -           72,361            72,361
       Short-term debt                      50,000                 -                 -           50,000            50,000
       Long-term debt                      268,000                 -                 -          270,236           270,236
       Separate account liabilities      9,578,276         2,411,027         7,166,803              446         9,578,276

 Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

 The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2013 and 2012 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

 The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

 The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

 Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

 The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

 The carrying value of the Company's fixed maturity portfolio totaled $11,192,142 and $11,203,122 at December 31, 2013 and 2012, respectively. Fixed maturity securities represent 76.1% and 77.7% of total invested assets at December 31, 2013 and 2012, respectively. At December 31, 2013 and 2012 publicly traded fixed maturity securities comprised 79.2% and 79.3%, respectively, of the total fixed maturity portfolio.

 The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

 The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

 The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,834,149 and $1,628,421 agency backed RMBS and $110,021 and $196,170 non-agency backed RMBS as of December 31, 2013 and 2012, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2013 was $24,772 with unrealized losses totaling $372. The fair value of the Company's subprime securities as of December 31, 2012 was $54,144 with unrealized losses totaling $1,158.

 The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

 The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $405,065 and $322,964 as of December 31, 2013 and 2012, respectively.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES         AOCL (1)        FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------

    U.S. government securities               $   334,064     $     21,479      $     6,259     $        -      $   349,284
    Agencies not backed by the full faith
     and credit of the U.S. government           381,881            4,332           26,349              -          359,864
    Foreign government securities                 44,558            3,864                -              -           48,422
    Corporate securities                       6,545,791          392,515           92,743         (3,937)       6,849,500
    Asset-backed securities                      432,732           20,601            4,530         (1,303)         450,106
    CMBS                                       1,137,387           34,851           30,578         (8,474)       1,150,134
    RMBS                                       1,906,464           63,243           21,813          3,724        1,944,170
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,782,877          540,885          182,272         (9,990)      11,151,480
    Equity securities - unaffiliated             336,108           73,038            5,737              -          403,409
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $11,118,985     $    613,923      $   188,009     $   (9,990)     $11,554,889
                                             ============    =============    =============    ============    =============

  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows (Continued):

                                                                GROSS            GROSS
                                               AMORTIZED      UNREALIZED       UNREALIZED        OTTI IN
    DECEMBER 31, 2012                             COST           GAINS            LOSSES         AOCL (1)       FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $   351,678     $     36,616      $       442     $        -     $     387,852
    Agencies not backed by the full faith
     and credit of the U.S. government           189,441           11,209            1,442              -           199,208
    Foreign government securities                 48,309            9,195                -              -            57,504
    Corporate securities                       6,392,095          696,526            5,783         (7,743)        7,090,581
    Asset-backed securities                      436,413           39,777              689         (4,342)          479,843
    CMBS                                       1,029,303           74,369            2,322        (14,633)        1,115,983
    RMBS                                       1,687,349          146,730            1,112          8,376         1,824,591
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities,
           available-for-sale                 10,134,588        1,014,422           11,790        (18,342)       11,155,562
    Equity securities - unaffiliated             271,869           49,030            3,627              -           317,272
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $10,406,457     $  1,063,452      $    15,417     $  (18,342)     $ 11,472,834
                                             ============    =============    =============    ============    =============


  (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

 The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED       UNREALIZED         OTTI IN
    DECEMBER 31, 2013                            COST            GAINS            LOSSES           AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $    13,829     $          -      $       202     $         -     $     13,627
    Corporate securities                          23,806            1,090              870               -           24,026
    Asset-backed securities                        3,024                -               15               -            3,009
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           40,659            1,090            1,087               -           40,662
    Equity securities - unaffiliated               1,403              253                -               -            1,656
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    42,062     $      1,343      $     1,087     $         -     $     42,318
                                             ============    =============    =============    ============    =============

                                                                 GROSS            GROSS
                                              AMORTIZED       UNREALIZED        UNREALIZED       OTTI IN
    DECEMBER 31, 2012                            COST            GAINS            LOSSES           AOCL         FAIR VALUE
    -------------------------------------    ------------    -------------    -------------    ------------    -------------
    U.S. government securities               $     9,151     $          6      $        13     $         -     $      9,144
    Corporate securities                          27,376            3,323                -               -           30,699
    Asset-backed securities                        7,122              595                -               -            7,717
                                             ------------    -------------    -------------    ------------    -------------
        Total fixed maturity securities           43,649            3,924               13               -           47,560
    Equity securities - unaffiliated               4,789              906                3               -            5,692
                                             ------------    -------------    -------------    ------------    -------------
             Total                           $    48,438     $      4,830      $        16     $         -     $     53,252
                                             ============    =============    =============    ============    =============

 The amortized cost and fair value of fixed maturity securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                  AVAILABLE-FOR-SALE
                                                           AVAILABLE-FOR-SALE                     SECURITIES ON LOAN
                                                    ----------------------------------    -----------------------------------
                                                       AMORTIZED             FAIR             AMORTIZED            FAIR
                                                          COST              VALUE               COST               VALUE
                                                    ---------------    ---------------    ---------------     ---------------
    Due in one year or less                         $      498,669     $      508,383     $            -      $            -
    Due after one year through five years                2,103,552          2,286,747              6,258               6,626
    Due after five years through ten years               3,464,110          3,621,539             23,448              23,119
    Due after ten years                                  1,239,963          1,190,401              7,929               7,908
                                                    ---------------    ---------------    ---------------     ---------------
                                                         7,306,294          7,607,070             37,635              37,653
    Asset-backed and mortgage-backed
       securities                                        3,476,583          3,544,410              3,024               3,009
                                                    ---------------    ---------------    ---------------     ---------------
         Total                                      $   10,782,877     $   11,151,480     $       40,659      $       40,662
                                                    ===============    ===============    ===============     ===============


 The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                        DECEMBER 31, 2013
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                UNREALIZED
                                                                     UNREALIZED                                 LOSSES AND
                                                      AMORTIZED      LOSSES AND                   AMORTIZED       OTTI IN
                                       FAIR VALUE        COST       OTTI IN AOCL    FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $ 214,931     $  220,885    $      5,954     $   2,931     $   3,236     $       305
    Agencies not backed by the full
     faith and credit of the U.S.
     government                          220,306        242,301          21,995        13,006        17,360           4,354
    Corporate securities               1,317,137      1,394,311          77,174        98,017       113,586          15,569
    Asset-backed securities              100,801        105,021           4,220         2,794         3,104             310
    CMBS                                 440,581        466,902          26,321        38,646        43,302           4,656
    RMBS                                 760,756        782,389          21,633        43,150        50,587           7,437
    Equity securities - unaffiliated      65,183         70,860           5,677         2,097         2,157              60


                                                                        DECEMBER 31, 2012
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                 UNREALIZED
                                                                     UNREALIZED                                  LOSSES AND
                                                      AMORTIZED      LOSSES AND                    AMORTIZED       OTTI IN
                                       FAIR VALUE        COST       OTTI IN AOCL    FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $ 160,563     $  161,005    $        442     $       -     $       -     $         -
    Agencies not backed by the full
     faith and credit of the U.S.
     government                           19,460         20,902           1,442             -             -               -
    Corporate securities                 271,896        277,076           5,180         4,157         4,760             603
    Asset-backed securities                3,274          3,276               2        11,093        11,781             688
    CMBS                                  78,921         79,345             424        34,998        37,526           2,528
    RMBS                                  20,265         20,823             558        65,764        79,890          14,126
    Equity securities - unaffiliated      59,607         61,951           2,344         4,417         5,700           1,283

 The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                        DECEMBER 31, 2013
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                UNREALIZED
                                                                    UNREALIZED                                  LOSSES AND
                                                      AMORTIZED     LOSSES AND                    AMORTIZED       OTTI IN
                                       FAIR VALUE       COST       OTTI IN AOCL     FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $  13,627     $   13,829    $        202     $       -     $       -     $         -
    Corporate securities                  10,684         11,554             870             -             -               -
    Asset-backed securities                3,009          3,024              15             -             -               -


                                                                        DECEMBER 31, 2012
                                       -------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS                         12 MONTHS OR GREATER
                                       -----------------------------------------    ----------------------------------------
                                                                                                                UNREALIZED
                                                                    UNREALIZED                                  LOSSES AND
                                                      AMORTIZED     LOSSES AND                    AMORTIZED       OTTI IN
                                       FAIR VALUE       COST        OTTI IN AOCL    FAIR VALUE       COST           AOCL
                                       ----------    -----------   -------------    ----------    ----------    ------------
    U.S. government securities         $   3,854     $    3,867    $         13     $       -     $       -     $         -
    Equity securities - unaffiliated         261            264               3             -             -               -


 For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2013, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

 The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2013.

 U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

 Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

 Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

 Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

 The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2013, 94.3% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2013, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 58.9% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

 The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2013, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 100% investment grade.

 Equity securities with unrealized losses at December 31, 2013 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

 At December 31, 2013 and 2012, fixed maturity securities and cash equivalents with a carrying value of $24,605 and $25,548, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

 The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,760,316 and $1,538,502 at December 31, 2013 and 2012, respectively.

 All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

 The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Industrial                                                                         $      702,020     $      584,598
    Office buildings                                                                          384,787            372,045
    Retail facilities                                                                         368,865            323,974
    Apartment                                                                                 196,878            167,751
    Other                                                                                     107,766             90,134
                                                                                       ---------------    ---------------
         Total                                                                         $    1,760,316     $    1,538,502
                                                                                       ===============    ===============

 If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

 A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

 The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                         2013               2012                2011
                                                                    ---------------     --------------     ---------------
    Balance at beginning of year                                    $        3,800      $       4,130      $        3,700
          Addition to (release of) allowance                                   877               (330)              1,830
          Write-downs, net of recoveries                                         -                  -              (1,400)
                                                                    ---------------     --------------     ---------------
    Balance at end of year                                          $        4,677      $       3,800      $        4,130
                                                                    ===============     ==============     ===============

    End of year valuation allowance basis:
          Specific allowance                                        $        3,094      $       1,221      $        1,035
          General allowance                                                  1,583              2,579               3,095
                                                                    ---------------     --------------     ---------------
    Total valuation allowance                                       $        4,677      $       3,800      $        4,130
                                                                    ===============     ==============     ===============


 As of December 31, 2013, the Company had 3 loans with a total carrying value of $17,974 net of a $3,094 specific valuation allowance. As of December 31, 2013, The Company had 7 loans with a total carrying value of $18,574, net of a $1,583 general valuation allowance. The 3 loans having a specific valuation allowance were held in the office and retail facilities classes. For those 3 loans, the interest income recognized for the year ended December 31, 2013 was $1,188. In addition, two of the loans that had a specific valuation allowance were modified in a troubled debt restructuring and one was in the process of foreclosure. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2013. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2013.

 As of December 31, 2012, the Company had three loans with a total carrying value of $12,721, net of a $1,221 specific valuation allowance. As of December 31, 2012, The Company had 16 loans with a total carrying value of $39,245, net of a $2,579 general valuation allowance. The three loans having a specific valuation allowance were held in the industrial, office and retail facilities classes. For those three loans, the interest income recognized for the year ended December 31, 2012 was $882. In addition, these three loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2012.

 As of December 31, 2013, the Company had one delinquent mortgage loan.

 The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

 The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Performing mortgage loans                                                          $    1,753,116     $    1,538,502
    Nonperforming mortgage loans                                                                7,200                  -
                                                                                       ---------------    ---------------
         Total                                                                         $    1,760,316     $    1,538,502
                                                                                       ===============    ===============


 The one loan classsified as a nonperforming mortgage loan at December 31, 2013 was held in the office buildings class.

 Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

 The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:


                                                                          2013                2012               2011
                                                                     ---------------     ---------------     --------------
    Number of properties acquired                                                -                    2                  2
    Carrying value of mortgage loans prior to real estate
       acquisition                                                   $           -       $        8,420      $       8,065
    Loss recognized upon acquisition in satisfaction of debt                     -                    -             (2,865)


    ALTERNATIVE INVESTMENTS

 Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location
 - both domestic and international.

 The Company's composition of alternative investments by type were as follows:

                                                            DECEMBER 31, 2013                     DECEMBER 31, 2012
                                                    ----------------------------------    ----------------------------------
                                                       CARRYING           PERCENT            CARRYING            PERCENT
                                                        VALUE             OF TOTAL            VALUE              OF TOTAL
                                                    ---------------    ---------------    ---------------     ---------------
    Alternative investments
        Private equity funds                        $      289,908              58.5%     $      289,248               58.5%
        Mezzanine debt funds                               203,391              41.1%            202,033               40.8%
        Hedge funds                                          1,920               0.4%              3,609                0.7%
                                                    ---------------    ---------------    ---------------     ---------------
             Total alternative investments          $      495,219             100.0%     $      494,890              100.0%
                                                    ===============    ===============    ===============     ===============

    NET INVESTMENT INCOME

 Net investment income for the years ended December 31 was as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------

    Fixed maturity securities                                       $      514,123     $      514,058     $      504,157
    Equity securities                                                       12,418              9,493              8,131
    Mortgage loans                                                          93,430             88,753             84,450
    Policy loans                                                            24,121             24,513             24,600
    Cash equivalents                                                            38                 11                 86
    Alternative investments                                                 16,036             11,548             13,948
    Derivative instruments                                                    (217)                23                627
    Other invested assets                                                    1,308              2,198              2,868
                                                                    ---------------    ---------------    ---------------
       Gross investment income                                             661,257            650,597            638,867
    Investment expenses                                                    (22,249)           (21,264)           (20,743)
                                                                    ---------------    ---------------    ---------------
       Total                                                        $      639,008     $      629,333     $      618,124
                                                                    ===============    ===============    ===============


    NET REALIZED INVESTMENT GAINS (LOSSES)

 Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities                                       $      (1,476)     $      37,112      $      20,734
    Equity securities                                                      19,860             10,741              6,546
    Mortgage loans                                                           (762)               215             (4,138)
    Alternative investments                                                16,843             26,249             39,886
    Derivative instruments                                                (71,487)             9,015            (10,518)
    Other invested assets                                                    (407)              (723)            (1,823)
    Securities held as collateral                                             601                120                888
                                                                    ---------------    ---------------    ---------------
         Total                                                      $     (36,828)     $      82,729      $      51,575
                                                                    ===============    ===============    ===============

 Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:


                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Fixed maturity securities, available-for-sale:
          Gross realized gains                                      $       32,084     $       44,456     $       47,267
          Gross realized losses                                            (33,065)            (7,057)           (20,995)
    Equity securities:
          Gross realized gains                                              22,890             14,682             14,107
          Gross realized losses                                             (2,893)            (3,228)            (4,332)
    Alternative investments:
          Gross realized gains                                              24,320             34,479             50,771
          Gross realized losses                                               (457)               (87)            (3,905)


 Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                          2013              2012               2011
                                                                     ---------------    --------------     --------------
    Fixed maturity securities
        Corporate securities                                         $          495     $           -      $           -
        Asset-backed securities                                                   -                 -              2,154
        RMBS                                                                      -               287              3,384
    Mortgage loans                                                                -               115              3,654
    Equity securities                                                           137               713              3,229
    Alternative investments                                                   7,020             8,143              6,980
    Other invested assets                                                       500               650                  -
                                                                     ---------------    --------------     --------------
         Total other-than-temporary impairments                      $        8,152     $       9,908      $      19,401
                                                                     ===============    ==============     ==============

 The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       26,670     $       44,908     $       66,577
    Additions:
          Initial impairments - credit loss OTTI recognized on
             securities not previously impaired                                495                  -              3,087
          Additional impairments - credit loss OTTI recognized
             on securities previously impaired                                   -                287              2,451
    Reductions:
          Due to sales (or maturities, pay downs, or prepayments)
             during the period of securities previously credit
             loss OTTI impaired                                               (201)           (18,525)           (27,207)
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       26,964     $       26,670     $       44,908
                                                                    ===============    ===============    ===============

(7) DERIVATIVE INSTRUMENTS

 Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

 Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

 The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                   DECEMBER 31, 2013                          DECEMBER 31, 2012
                                         ---------------------------------------    ---------------------------------------
                                                              FAIR VALUE                                 FAIR VALUE
                                                       -------------------------                  -------------------------
       PRELIMINARY
     UNDERLYING RISK                      NOTIONAL                   LIABILITIES     NOTIONAL                   LIABILITIES
        EXPOSURE        INSTRUMENT TYPE    AMOUNT        ASSETS          (1)          AMOUNT        ASSETS           (1)
    ------------------ ----------------- ----------    -----------   -----------    ----------    -----------   -----------
    Interest rate      Interest rate
                          swaps           $ 456,500     $   10,999    $   41,162     $ 356,500     $   30,888     $       -
                       Interest rate
                          swaptions         285,000          5,322             -       135,000          3,301             -
                       Interest rate
                          futures           406,950              7             7       574,900             10             -
                       Interest rate
                          caps              100,000          2,844             -       100,000          1,291             -
                       Interest rate
                          floors            160,000            789             -       160,000          4,024             -
                       TBAs                  28,640         28,703             -        45,315         48,161             -
    Foreign currency   Foreign currency
                          swaps              17,000          3,136             -        17,000            598             -
    Equity market      Equity futures       220,417              2             2       218,169              2             -
                       Equity options     2,799,602        172,573        60,035     2,150,540        107,418        13,721
                                         ----------    -----------   -----------    ----------    -----------    ----------
        Total
         derivatives                     $4,474,109     $  224,375    $  101,206    $3,757,424     $  195,693     $  13,721
                                         ==========    ===========   ===========    ==========    ===========    ==========


  (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

 The Company has steadily increased the volume of derivatives trading throughout 2013 and 2012. This is evident through the increase in notional amounts in 2013.

 The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

 Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

 Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

 Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

 Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

 Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

 Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

 Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

 Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

 Equity index options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

 The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

 The following tables present the amount and location of gains (losses) recognized in income from derivatives:


                                                                           DECEMBER 31, 2013
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)             NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------

    Interest rate swaps                       $           (50,040)       $               (87)      $                  -
    Interest rate swaptions                                (3,054)                         -                          -
    Interest rate futures                                 (18,085)                         -                        (29)
    Interest rate caps                                      1,807                          -                          -
    Interest rate floors                                     (270)                      (601)                         -
    TBAs                                                      (68)                         -                          -
    Foreign currency swaps                                  2,562                        489                          -
    Foreign currency forwards                                (205)                       (18)                         -
    Equity futures                                        (25,137)                         -                     15,915
    Equity options                                        (40,134)                         -                     87,204
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $          (132,624)       $              (217)      $            103,090
                                              ======================     ======================    =======================

                                                                           DECEMBER 31, 2012
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)             NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             8,576       $                (88)      $                  -
    Interest rate swaptions                                  (236)                         -                          -
    Interest rate futures                                   4,701                          -                        (56)
    Interest rate caps                                       (777)                         -                          -
    Interest rate floors                                    2,267                       (326)                         -
    TBAs                                                      686                          -                          -
    Foreign currency swaps                                  3,315                        435                          -
    Foreign currency forwards                                 (19)                         2                          -
    Equity futures                                        (19,305)                         -                     11,680
    Equity options                                        (11,092)                         -                     18,332
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $           (11,884)       $                23       $             29,956
                                              ======================     ======================    =======================


The following tables present the amount and location of gains (losses) recognized in income from derivatives (continued):

                                                                           DECEMBER 31, 2011
                                              ----------------------------------------------------------------------------
                                                  NET REALIZED
                                                INVESTMENT GAINS
                                                    (LOSSES)             NET INVESTMENT INCOME     POLICYHOLDER BENEFITS
                                              ----------------------     ----------------------    -----------------------
    Interest rate swaps                       $             24,140       $               (82)      $                  -
    Interest rate futures                                   26,686                         -                        (33)
    Interest rate floors                                     4,232                      (227)                         -
    TBAs                                                       244                       461                          -
    Foreign currency swaps                                    (457)                      442                          -
    Foreign currency forwards                                  (80)                       33                          -
    Equity futures                                          (8,462)                        -                     (3,741)
    Equity options                                           3,785                         -                     (7,640)
                                              ----------------------     ----------------------    -----------------------
    Total gains (losses) recognized in
         income from derivatives              $             50,088       $               627       $            (11,414)
                                              ======================     ======================    =======================


 The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

 The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

 The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $101,223 and $128,924 at December 31, 2013 and 2012, respectively, and the Company delivered collateral in the amount of $25,290 and $19,382 at December 31, 2013 and 2012, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

 The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

 The following table presents the fair value of the Company's embedded derivatives at December 31:


                                                                                            2013               2012
                                                                                       ---------------    ---------------
    Embedded derivatives within annuity products:
      Minimum guaranteed withdrawal benefits                                           $       6,551      $     (47,903)
      Guaranteed payout floors                                                                (5,698)           (12,381)
      Other                                                                                   (4,472)            (4,107)

    Embedded derivatives within life insurance products:
      Equity-linked index credits                                                      $    (120,615)     $     (54,835)

 The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Embedded derivatives within annuity products:
      Net realized investment gains (losses)                        $      61,137      $       20,899     $     (60,606)
      Policyholder benefits                                                  (365)                436              (712)

    Embedded derivatives within life insurance products:
      Policyholder benefits                                         $     (65,780)     $      (23,909)    $         544


 At December 31, 2013 and 2012, fixed maturity and equity securities with a carrying value of $25,290 and $19,382, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

 The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

 The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

 As of December 31, 2013 and 2012, the Company was the primary beneficiary for relationships with certain entities and development stage companies related to our business that were considered VIEs and consolidated.

 The following table summarizes the impact of consolidation to the consolidated balance sheets as of December 31:


                                                                     2013
                                                                ---------------
    Other invested assets                                       $         (300)
    Cash and cash equivalents                                              394
    Other assets                                                            65
    Income tax liability - current                                           3
    Accrued commissions and expenses                                        69
    Other liabilities                                                       87

 The following table summarizes the impact of consolidation to the consolidated statements of operations and comprehensive income (loss) for the year ended December 31:

                                                                  2013
                                                             ---------------
    Commission income                                        $          114
    General operating expenses                                          110
    Current income tax expense                                            4

    NON-CONSOLIDATED VIES

 The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 6 for details regarding the carrying amount and classification of these assets.

 In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $495,219 and $494,890 and the maximum exposure was $801,943 and $773,039 at December 31, 2013 and 2012, respectively.

(9) NET FINANCE RECEIVABLES

 The Company has defined a portfolio segment as the portfolio in total with the class segments as direct installment loans and retail installment notes.

 Finance receivables as of December 31 were as follows:



                                                  2013               2012
                                             ---------------    ---------------
    Direct installment loans                 $      323,700     $      295,222
    Retail installment notes                         49,512             39,060
                                             ---------------    ---------------
            Gross finance receivables               373,212            334,282
    Accrued interest and charges                      6,264              5,636
    Unearned finance charges                       (103,176)           (89,760)
    Allowance for losses                            (14,781)           (13,396)
                                             ---------------    ---------------
            Finance receivables, net         $      261,519     $      236,762
                                             ===============    ===============

 Direct installment loans at December 31, 2013 and 2012 consisted of $222,715 and $205,984, respectively, of discount basis loans, net of unearned finance charges and unearned charges, and $10,108 and $8,833, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.


 Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2013 were as follows:

    2014                                                     $        1,810
    2015                                                             23,953
    2016                                                             93,347
    2017                                                            142,590
    2018                                                             13,989
    2019 and thereafter                                                 611
                                                             ---------------
         Total finance receivables, net of unearned finance
          charges                                                   276,300
    Allowance for losses                                            (14,781)
                                                             ---------------
            Finance receivables, net                         $      261,519
                                                             ===============

 During the years ended December 31, 2013, 2012 and 2011, principal cash collections of direct installment loans were $110,650, $100,486 and $89,667, respectively, and the percentages of these cash collections to average net balances were 52%, 51% and 50%, respectively. Retail installment notes principal cash collections were $44,410, $40,276 and $39,342, respectively, and the percentages of these cash collections to average net balances were 140%, 146% and 151% for the years ended December 31, 2013, 2012 and 2011, respectively.

 Direct installment loans and retail installment notes are reported on a contractual past-due aging. Past-due accounts (gross finance receivables) as of December 31, 2013 were as follows:

    Direct installment loans:
         30-60 days past due                                    $       12,107
         61-90 days past due                                             7,059
         91 days or more past due                                       18,405
                                                                ---------------
            Total direct installment loans                              37,571
    Retail installment notes:
         30-60 days past due                                               945
         61-90 days past due                                               545
         91 days or more past due                                        1,173
                                                                ---------------
            Total  retail installment notes                              2,663
                                                                ---------------
               Total gross finance receivables past due         $       40,234
                                                                ===============

    Percentage of gross finance receivables                              10.8%

 The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.3% and 5.4%, at December 31, 2013 and 2012, respectively.

 Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                         2013               2012               2011
                                                                    ---------------    ---------------    ---------------
    Balance at beginning of year                                    $       13,396     $       12,406     $       11,335
    Provision for credit losses                                             11,635              9,090              8,933
    Charge-offs                                                            (15,030)           (12,780)           (12,303)
    Recoveries                                                               4,780              4,680              4,441
                                                                    ---------------    ---------------    ---------------
    Balance at end of year                                          $       14,781     $       13,396     $       12,406
                                                                    ===============    ===============    ===============

 The following table provides additional information about the allowance for losses as of December 31:

                                                               2013               2012
                                                          ---------------    ---------------
    Non-impaired gross finance receivables:
       Gross receivables balance                          $      365,342     $      327,273
       General reserves                                           14,469             13,115

    Impaired gross finance receivables (including TDRs):
       Gross receivables balance                          $        7,870     $        7,009
       General reserves                                              312                281

 All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2013 and 2012 was $9 and $22, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2013 or 2012.

 The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2013 and 2012 was $26,201 and $23,305, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2013 and 2012.

 Loans classified as TDRs were $7,865 and $6,991 at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013 and 2012, the Company modified $9,457 and $8,992, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2013, $4,821 subsequently experienced a payment default, during 2013. For loans modified as TDRs during 2012, $4,422 subsequently experienced a payment default during 2012. The Company recognized interest income of $1,383 and $1,213 from loans classified as TDRs for the years ended December 31, 2013 and 2012, respectively.

 The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former, and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

 The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2013 and 2012. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                           2013                2012
                                                                                      ---------------     ---------------
    Customer type:
         New borrower                                                                 $       49,833      $       33,907
         Former borrower                                                                      31,415              28,074
         Existing borrower                                                                   220,555             206,398
         Refinance borrower                                                                   21,897              26,843
         Retail borrower                                                                      49,512              39,060
                                                                                      ---------------     ---------------
            Total gross finance receivables                                           $      373,212      $      334,282
                                                                                      ===============     ===============
    Customer creditworthiness:
         Non-bankrupt gross finance receivables:
            Direct installment loans                                                  $      322,333      $      293,835
            Retail installment notes                                                          49,401              38,949
                                                                                      ---------------     ---------------
               Total non-bankrupt gross finance receivables                                  371,734             332,784
         Bankrupt gross finance receivables:
            Direct installment loans                                                           1,367               1,387
            Retail installment notes                                                             111                 111
                                                                                      ---------------     ---------------
               Total bankrupt gross finance receivables                                        1,478               1,498
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      373,212      $      334,282
                                                                                      ===============     ===============
    Customer payment performance:
         Direct installment loans:
            Contractually performing, current to 30 days past due                     $      286,129      $      261,711
            Contractually performing, 31 to 60 days past due                                  12,107              11,456
            Contractually nonperforming, 61 or more days past due                             25,464              22,055
                                                                                      ---------------     ---------------
               Total direct installment loans                                                323,700             295,222
         Retail installment notes:
            Contractually performing, current to 30 days past due                             46,849              36,786
            Contractually performing, 31 to 60 days past due                                     945                 782
            Contractually nonperforming, 61 or more days past due                              1,718               1,492
                                                                                      ---------------     ---------------
               Total retail installment notes                                                 49,512              39,060
                                                                                      ---------------     ---------------
                  Total gross finance receivables                                     $      373,212      $      334,282
                                                                                      ===============     ===============

(10) INCOME TAXES

 Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                        2013                2012                2011
                                                                   ---------------     ----------------     --------------
    Computed income tax expense                                    $      80,233       $      119,769       $    101,014
    Difference between computed and actual tax expense:
         Dividends received deduction                                    (19,975)             (14,548)           (13,570)
         Tax credits                                                      (2,079)              (2,031)            (2,133)
         Change in valuation allowance                                        (8)                   1                 (2)
         Expense adjustments and other                                      (150)                 916               (384)
                                                                   ---------------     ----------------     --------------
             Total income tax expense                              $      58,021       $      104,107       $     84,925
                                                                   ===============     ================     ==============


 The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                   2013               2012
                                                              ---------------    ---------------
    Deferred tax assets:
         Policyholder liabilities                             $       65,330      $      53,305
         Pension, postretirement and other benefits                   15,867             18,435
         Tax deferred policy acquisition costs                       186,338            165,244
         Deferred gain on individual disability coinsurance            4,694              5,680
         Net realized capital losses                                 107,028             64,761
         Other                                                        16,907             12,746
                                                              ---------------    ---------------
            Gross deferred tax assets                                396,164            320,171
         Less valuation allowance                                          -                 (8)
                                                              ---------------    ---------------
            Deferred tax assets, net of valuation allowance          396,164            320,163

    Deferred tax liabilities:
         Deferred policy acquisition costs                           280,972            197,920
         Premiums                                                     18,909             17,076
         Real estate and property and equipment depreciation          10,974              9,983
         Basis difference on investments                              52,261             22,885
         Net unrealized capital gains                                191,441            408,460
         Ceding commissions and goodwill                               3,052              1,685
         Other                                                        24,270             16,684
                                                              ---------------    ---------------
            Gross deferred tax liabilities                           581,879            674,693
                                                              ---------------    ---------------
                Net deferred tax liability                    $      185,715      $     354,530
                                                              ===============    ===============

 As of December 31, 2013, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

 As of December 31, 2012, the Company recorded a valuation allowance of $8 related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflected management's assessment based, on available information, that it was more likely than not that the deferred income tax asset for certain state operating loss carryforwards would not be realized. Management had determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it was more likely than not that these deferred tax assets would be realized through future reversals of existing taxable temporary differences and future taxable income.

 The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2013, 2012, and 2011, was $(8), $1 and $(2),
 respectively.

 At December 31, 2013, state net operating loss carryforwards were $742 with the majority expiring in 2017 and 2019.

 Income taxes paid for the years ended December 31, 2013, 2012 and 2011, were $110,567, $113,692 and $63,508, respectively.

 A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:


                                                                    2013               2012
                                                               ---------------    ---------------
    Balance at beginning of year                               $       11,135     $       17,172
    Additions based on tax positions related to current year              892                752
    Reductions for tax positions of prior years                        (2,172)            (6,789)
                                                               ---------------    ---------------
    Balance at end of year                                     $        9,855     $       11,135
                                                               ===============    ===============

 Included in the balance of unrecognized tax benefits at December 31, 2013 are potential benefits of $3,680 that, if recognized, would affect the effective tax rate on income from operations.

 As of December 31, 2013, accrued interest and penalties of $1,320 are recorded as current income tax liabilities on the consolidated balance sheets and $207 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income (loss).

 At December 31, 2013, the Company believes it is reasonably possible that the liability related to any federal or foreign tax loss contingencies may significantly increase within the next 12 months. However, an estimate of the reasonably possible increase cannot be made at this time.

 The consolidated federal income tax return for MMC and subsidiaries for 2012 is expected to be under examination by the IRS beginning in late 2014. In August 2013, the IRS completed their audit of the consolidated federal income tax returns for the years 2010 and 2011 on a fully agreed basis and the Company paid the taxes assessed as a result. With regard to years 2008 and 2009, the consolidated federal income tax returns were sent back to the IRS examining agent by the IRS Office of Appeals to resolve the one remaining issue in accordance with an Industry Director Directive put out by the IRS in 2012 on the matter; however, the audit has not yet concluded. The Company believes that any additional taxes assessed or refunded as a result of these examinations will not have a material impact on its financial position. In addition, the Company received additional interest with respect to some earlier tax years as the result of a claim for refund.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

 The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation. During 2012, the Company adopted an amendment, effective January 1, 2013, to reduce the benefit formula.

 The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. During 2013, the Company amended the agents plan eliminating certain future benefits.

 The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                           PENSION BENEFITS                       OTHER BENEFITS
                                                    --------------------------------     ---------------------------------
                                                        2013              2012               2013              2012
                                                    --------------    --------------     --------------    ---------------
    Change in benefit obligation:
    Benefit obligation at beginning of year         $      70,909     $      65,672      $       8,099     $       8,296
    Service cost                                            1,990             1,995                181               142
    Interest cost                                           2,921             2,969                308               307
    Amendment                                                   -              (830)            (1,747)                -
    Actuarial loss (gain)                                  (6,337)            3,510               (587)             (263)
    Benefits paid                                          (2,622)           (2,407)              (504)             (383)
                                                    --------------    --------------     --------------    ---------------
    Benefit obligation at end of year               $      66,861     $      70,909      $       5,750     $       8,099
                                                    ==============    ==============     ==============    ===============

    Change in plan assets:
    Fair value of plan assets at beginning
       of year                                      $      58,985     $      54,279      $           -     $           -
    Actual return on plan assets                            3,973             3,721                  -                 -
    Employer contribution                                   3,546             3,392                504               383
    Benefits paid                                          (2,622)           (2,407)              (504)             (383)
                                                    --------------    --------------     --------------    ---------------
    Fair value of plan assets at end of year        $      63,882     $      58,985      $           -     $           -
                                                    ==============    ==============     ==============    ===============

    Net amount recognized:
    Funded status                                   $      (2,979)    $     (11,924)     $      (5,750)    $      (8,099)

    Amounts recognized on the consolidated
       balance sheets:
    Prepaid benefit cost                            $       1,164     $           -      $           -     $           -
    Accrued benefit cost                                   (4,143)          (11,924)            (5,750)           (8,099)
                                                    --------------    --------------     --------------    ---------------
    Net amount recognized                           $      (2,979)    $     (11,924)     $      (5,750)     $     (8,099)
                                                    ==============    ==============     ==============    ===============

    Weighted average assumptions used to
      determine benefit obligations:
    Discount rate                                           4.64%             3.75%              4.49%             3.53%
    Rate of compensation increase                           4.50%             4.50%                  -                 -

    Weighted average assumptions used to
      determine net periodic benefit costs:
    Expected long-term return on plan assets                5.22%             5.16%                  -                 -
    Discount rate                                           3.75%             4.21%              3.53%             4.09%
    Rate of compensation increase                           4.50%             5.00%                  -                 -

                                                           PENSION BENEFITS                      OTHER BENEFITS
                                                    --------------------------------     --------------------------------
                                                        2013              2012               2013              2012
                                                    --------------    --------------     --------------    --------------
    Components of net periodic benefit cost:
    Service cost                                    $       1,990     $       1,995      $         181     $         142
    Interest cost                                           2,921             2,969                308               307
    Expected return on plan assets                         (2,913)           (2,826)                 -                 -
    Prior service benefit amortization                        (80)               (4)              (676)             (675)
    Recognized net actuarial loss (gain)                    1,241               980                (66)             (217)
                                                    --------------    --------------     --------------    --------------
    Net periodic benefit cost                       $       3,159     $       3,114      $        (253)     $       (443)
                                                    ==============    ==============     ==============    ==============

    Other changes in plan assets and benefit
      obligations recognized in other
        comprehensive income (loss):
    Net gain (loss)                                 $       7,397     $      (2,615)     $         586     $         263
    Amortization of net loss (gain)                         1,241               980                (66)             (217)
    Amortization of prior service benefit                     (80)               (4)              (676)             (675)
    Amendment                                                   -               830              1,747                 -
                                                    --------------    --------------     --------------    --------------
    Total recognized in other comprehensive
        income (loss)                               $       8,558     $        (809)     $       1,591     $        (629)
                                                    ==============    ==============     ==============    ==============

    Amounts recognized in accumulated
      other comprehensive income (loss):
    Net actuarial gain (loss)                       $     (10,605)    $     (19,243)     $       2,940     $       2,420
    Prior service benefit                                     775               855              3,042             1,971
                                                    --------------    --------------     --------------    --------------
    Accumulated other comprehensive income
      (loss) at end of year                         $      (9,830)    $     (18,388)     $       5,982     $       4,391
                                                    ==============    ==============     ==============    ==============

    Accumulated benefit obligation                  $      63,097     $      66,460      $       5,750     $       8,099

    Plans with accumulated benefit obligation
      in excess of plan assets:
    Projected benefit obligation                    $      43,427     $      45,590
    Accumulated benefit obligation                         43,427            45,590
    Fair value of plan assets                              39,285            37,875


 Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

 The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2014 are $80 and $539, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income
 (loss) into net periodic benefit cost in 2014 are $1,258 and $237, respectively. In 2014, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

 Estimated future benefit payments for pension and other postretirement plans:



                           PENSION                              MEDICARE
                           BENEFITS        OTHER BENEFITS        SUBSIDY
                        ---------------    ---------------    --------------
    2014                $        3,183     $          459     $           -
    2015                         3,202                400                 -
    2016                         3,273                401                 -
    2017                         3,331                362                 -
    2018                         3,416                338                 -
    2019 - 2023                 18,095              1,763                 -

 For measurement purposes, the assumed health care cost trend rates start at 8.0% in 2013 and decrease gradually to 5.0% for 2019 and remain at that level thereafter. For 2012, the assumed health care cost trend rates start at 9.0% in 2012 and decrease gradually to 5.5% for 2019 and remain at that level thereafter.

 The assumptions presented herein are based on pertinent information available to management as of December 31, 2013 and 2012. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2013 by $40 and the service cost and interest cost components of net periodic benefit costs for 2013 by $9. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2013 by $36 and the service cost and interest cost components of net periodic postretirement benefit costs for 2013 by $8.

 To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

 Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

 Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

 The target asset allocation as of December 31, 2013, for each of the broad investment categories, weighted for all plans combined is as follows:

    Equity securities                          13% to   25%
    Fixed maturity securities                  13% to   25%
    Insurance company general account          61% to   63%
    Other                                       0% to    2%

  The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                              2013               2012
                                         ---------------    ---------------
    Equity securities                              18%                17%
    Fixed maturity securities                      20%                19%
    Insurance company general account              62%                64%

 Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

 The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

 At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

 The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

 The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2013 and 2012. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

 Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

 The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

    Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

    Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

    Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

 The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

 Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

 The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

    DECEMBER 31, 2013                                 LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts        $           -      $      24,597     $           -      $      24,597
    Insurance company general account                          -                  -            39,285             39,285
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      24,597     $      39,285      $      63,882
                                                   ===============    ==============    ===============    ==============

    DECEMBER 31, 2012                                 LEVEL 1            LEVEL 2           LEVEL 3             TOTAL
    -------------------------------------------    ---------------    --------------    ---------------    --------------
    Investments in pooled separate accounts (1)    $           -      $      21,110     $           -      $      21,110
    Insurance company general account                          -                  -            37,875             37,875
                                                   ---------------    --------------    ---------------    --------------
         Total financial assets                    $           -      $      21,110     $      37,875      $      58,985
                                                   ===============    ==============    ===============    ==============

  (1) Investments in pooled separate accounts previously included in Level 1 at December 31, 2012 have been reclassified to Level 2 to conform to the December 31, 2013 presentation.

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

 Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

 Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities and are classified as Level 3.

 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2013:

                                                                                         PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION       SALES AND        BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN       SETTLEMENTS,        END OF
                                                 OF YEAR            FAIR VALUE               NET              YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    37,875     $             1,410      $          -      $   39,285


 The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2012:

                                                                                         PURCHASES,
                                               BALANCE AT       TOTAL APPRECIATION        SALES AND       BALANCE AT
                                                BEGINNING       (DEPRECIATION) IN       SETTLEMENTS,        END OF
                                                 OF YEAR            FAIR VALUE               NET             YEAR
                                               ------------    ---------------------    --------------    -----------
    Insurance company general account          $    36,274     $             1,601      $          -      $   37,875

 Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2013 and 2012. There were no transfers in to or out of level 3 for the years ending December 31, 2013 and 2012.

 The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

    PROFIT SHARING PLANS

 The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2013, 2012, and 2011 of $1,392, $1,440, and $1,038, respectively.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

 Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                         2013               2012                2011
                                                                    ---------------     --------------     ---------------
    Balance at January 1                                            $      586,416      $     581,040      $      585,325
          Less:  reinsurance recoverable                                   521,021            518,521             520,524
                                                                    ---------------     --------------     ---------------
    Net balance at January 1                                                65,395             62,519              64,801
                                                                    ---------------     --------------     ---------------
    Incurred related to:
          Current year                                                     102,869             80,523              81,813
          Prior years                                                          619              7,248              (1,853)
                                                                    ---------------     --------------     ---------------

    Total incurred                                                         103,488             87,871              80,060
                                                                    ---------------     --------------     ---------------
    Paid related to:
          Current year                                                      63,525             60,759              56,713
          Prior years                                                       29,743             30,942              26,575
                                                                    ---------------     --------------     ---------------
    Total paid                                                              93,268             91,701              83,288
    Purchase of subsidiaries (1)                                                 -              6,706                 946
                                                                    ---------------     --------------     ---------------
    Net balance at December 31                                              75,615             65,395              62,519
          Plus:  reinsurance recoverable                                   489,861            521,021             518,521
                                                                    ---------------     --------------     ---------------
    Balance at December 31                                          $      565,476      $     586,416      $      581,040
                                                                    ===============     ==============     ===============

     (1) See note 17.

 In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

 As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $619, $7,248 and $(1,853) in 2013, 2012 and 2011,
 respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

 The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

 Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

 The effect of reinsurance on premiums for the years ended December 31 was as follows:


                              2013               2012               2011
                         ---------------    ---------------    ---------------
    Direct premiums      $    2,311,385     $    2,084,325     $    1,877,483
    Reinsurance assumed          31,925             25,732             28,201
    Reinsurance ceded          (557,204)          (446,229)          (363,685)
                         ---------------    ---------------    ---------------
         Net premiums    $    1,786,106     $    1,663,828     $    1,541,999
                         ===============    ===============    ===============

  Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income (loss) were $512,414, $401,913 and $326,692 during 2013, 2012, and 2011, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

 The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

 The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

 The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income
 (loss). For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income (loss). There were no investment gains or losses on transfers of assets from the general account to the separate account during 2013, 2012 or 2011.

 The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

 At December 31, the Company had the following variable annuity contracts with guarantees:

                                                               2013                  2012
                                                         ------------------    ------------------
  Return of net deposits:
   In the event of death
    Account value                                        $       3,512,025     $       2,510,626
    Net amount at risk                                   $           4,711     $           8,238
    Average attained age of contractholders                           60.7                  59.8
   As withdrawals are taken
    Account value                                        $         269,630     $         254,827
    Net amount at risk                                   $             131     $           2,202
    Average attained age of contractholders                           68.7                  67.6

  Return of net deposits plus a minimum return:
   In the event of death
    Account value                                        $         201,998     $         176,664
    Net amount at risk                                   $          15,460     $          20,652
    Average attained age of contractholders                           66.7                  65.6
   At annuitization
    Account value                                        $         606,217     $         516,504
    Net amount at risk                                   $               -     $               -
    Weighted average period remaining until expected
      annuitization (in years)                                         5.0                   5.4
   As withdrawals are taken
    Account value                                        $       1,878,052     $       1,019,906
    Net amount at risk                                   $           7,995     $          29,739
    Average attained age of contractholders                           62.8                  62.8

  Highest specified anniversary account value:
    In the event of death
    Account value                                        $         769,018     $         614,364
    Net amount at risk                                   $           5,084     $          10,168
    Average attained age of contractholders                           61.2                  60.2

  Guaranteed payout annuity floor:
    Account value                                        $          52,817     $          45,861
    Net amount at risk                                   $               6     $              23
    Average attained age of contractholders                           72.9                  71.6

 At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                        2013                  2012
                                                  ------------------    ------------------

  Account value (general and separate accounts)   $       4,730,037     $       3,694,328
  Net amount at risk                              $      47,279,305     $      45,181,638
  Average attained age of policyholders                        49.0                  49.0


 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2013 were as follows:

                                    MINIMUM GUARANTEED
                                     DEATH AND INCOME      GUARANTEED PAYOUT     MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------

    Balance at beginning of year    $           2,370      $          12,381     $          47,903      $          49,120
    Incurred guarantee benefits                   749                 (6,527)              (54,454)                24,310
    Paid guaranteed benefits                     (396)                  (156)                    -                (11,262)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,723      $           5,698     $          (6,551)     $          62,168
                                    ===================    ===================   ===================    ===================


 Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2012 were as follows:



                                     MINIMUM GUARANTEED
                                     DEATH AND INCOME       GUARANTEED PAYOUT    MINIMUM GUARANTEED     UNIVERSAL LIFE AND
                                         BENEFITS            ANNUITY FLOOR       WITHDRAWAL BENEFIT       VARIABLE LIFE
                                    -------------------    -------------------   -------------------    -------------------
    Balance at beginning of year    $           2,067      $          15,272     $          65,911      $          39,874
    Incurred guarantee benefits                 1,675                 (2,588)              (18,008)                19,688
    Paid guaranteed benefits                   (1,372)                  (303)                    -                (10,442)
                                    -------------------    -------------------   -------------------    -------------------
    Balance at end of year          $           2,370      $          12,381     $          47,903      $          49,120
                                    ===================    ===================   ===================    ===================


 The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

 The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2013 and 2012 (except where noted otherwise):

- Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
- Mean investment performance was 5.45% and 6.48% for 2013 and 2012, respectively, and is consistent with DAC projections over a 10 year period.
-  Annualized monthly standard deviation was 15.28%.
-  Assumed mortality was 100% of the A2000 table.
- Lapse rates varied by contract type and policy duration, ranging from 1.00% to 15.00% and 1.00% to 17.25% for 2013 and 2012, respectively, with an average of 8.00% for 2013 and 2012.
- Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

 The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2013 and 2012 (except where noted otherwise):

- Separate account investment performance assumption was 8.00%.
- Assumed mortality was 100% of pricing levels.
- Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
- Long-term general account discount rate grades up to 7.00% over five years for 2013 and 2012.
- Separate account discount rate was 7.73%.

 Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:


                                                   VARIABLE ANNUITY CONTRACTS               VARIABLE LIFE CONTRACTS
                                               ------------------------------------   ------------------------------------
                                                     2013                2012               2013                2012
                                               ----------------    ----------------   ----------------    ----------------
  Equity                                       $     2,355,948     $     1,742,620    $     1,669,163     $     1,559,638
  Bond                                                 867,350             676,026            211,647             146,037
  Balanced                                           1,074,541             704,544            347,928             141,131
  Money market                                          51,619              54,670             27,093              29,316
  Mortgage                                              57,621              54,377             36,281              40,617
  Real estate                                           75,962              69,417             47,529              48,615
                                               ----------------    ----------------   ----------------    ----------------
       Total                                   $     4,483,041     $     3,301,654    $     2,339,641     $     1,965,354
                                               ================    ================   ================    ================

(15)     UNREMITTED PREMIUMS AND CLAIMS PAYABLE

 The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2013 and 2012, the liability associated with unremitted premiums and claims payable was $21,530 and $21,615, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2013 and 2012, the Company had restricted the use of $21,530 and $21,615, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

 Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principle balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

 The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                            LIABILITY                             COLLATERAL
                                               ------------------------------------   ------------------------------------
                                                    2013                2012               2013                2012
                                               ----------------    ----------------   ----------------    ----------------

   Reverse repurchase agreement                $        50,000     $        50,000    $        52,733     $        54,838


 Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income
 (loss).

    LONG-TERM DEBT

 The following table provides a summary of long-term debt as of December 31:


                                                      LIABILITY
                                         ------------------------------------
                                              2013                2012
                                         ----------------    ----------------
   Surplus notes                         $       118,000     $       118,000
   Federal Home Loan Bank borrowings             200,000             150,000
                                         ----------------    ----------------
      Total long-term debt               $       318,000     $       268,000
                                         ================    ================

 In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2013 and 2012, the balance of the surplus notes was $118,000. During 2012, the Company repurchased $2,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $622 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations and comprehensive income (loss).

 All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2013 and 2012, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2013, 2012 and 2011 was $9,735, $9,782 and $9,900, respectively.

 The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2013 and 2012, accumulated amortization was $870 and $822, respectively.

 The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2013 have a maturity of 7 years with principal due at that time. The Company pledged $570,358 of fixed maturity CMBS and RMBS securities and mortgage loans as collateral as of December 31, 2013. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $300,414 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $18,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

 At December 31, 2013, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2014, $0; 2015, $0; 2016, $0; 2017, $0; 2018, $0; thereafter, $318,000.

 Total interest paid by the Company for the years ended December 31, 2013, 2012 and 2011 was $10,115, $9,874 and $9,900, respectively.

(17) BUSINESS COMBINATIONS

 During 2013, the Company acquired the account rights of certain insurance agencies. The aggregate purchase price of $10,696 was allocated to various assets and liabilities including $5,653 to finite-lived intangible assets and $4,481 to goodwill.

 During 2012, the Company acquired an insurance company. The purchase price paid in cash during 2012 was $34,444. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA, which is included in DAC on the consolidated balance sheets, of $7,675 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $2,157 and $3,871 for the years ended December 31, 2013 and 2012, respectively. No goodwill was recorded as part of the allocation of purchase price.

 During 2011, the Company acquired an insurance company. The aggregate purchase price of $45,780 consisted of $885 and $44,895 cash paid in 2012 and 2011, respectively. The aggregate purchase price was allocated to assets, VOBA and liabilities. VOBA of $1,852 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations and comprehensive income (loss) was $400, $340 and $153 for the years ended December 31, 2013, 2012 and 2011, respectively. No goodwill was recorded as part of the allocation of purchase price.

 The amount of acquisition-related additional cash consideration the Company may have to pay in 2014 and future years if certain thresholds are attained is $8,050 of which $6,125 was accrued at December 31, 2013.

(18) GOODWILL AND INTANGIBLE ASSETS

 The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                              2013                2012
                                         ----------------    ----------------
    Balance at beginning of year         $        40,675     $        39,711
    Additions                                      4,481                 964
                                         ----------------    ----------------
    Balance at end of year               $        45,156     $        40,675
                                         ================    ================

 A qualitative assessment of goodwill was performed during 2013. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized. The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:



                                           2013                2012
                                      ----------------    ----------------
    Balance at beginning of year      $        5,150      $        4,012
    Acquisitions                               5,653               3,079
    Amortization                              (2,187)             (1,941)
                                      ----------------    ----------------
    Balance at end of year            $        8,616      $        5,150
                                      ================    ================

 The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2013 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2012 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2013, 2012 or 2011.

 Intangible asset amortization expense for 2013, 2012 and 2011 in the amount of $2,187, $1,941 and $1,882, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows:
 2014, $3,243 2015, $2,346; 2016, $1,465; 2017, $782; 2018, $408.

(19) RELATED PARTY TRANSACTIONS

 The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $19,538, $18,101 and $16,089 during 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, the amount due to Advantus under these agreements was $7,656 and $7,038, respectively.

 The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,046, $975 and $971 for the years ended December 31, 2013, 2012 and 2011, respectively.

 Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2013, 2012 and 2011, the amounts transferred were $11,556, $10,272, and $10,501, respectively.

 The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2013 and 2012, the amount payable to the Company was $19,011 and $19,475, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2013, 2012, and 2011 were $66,366, $64,251 and $60,215, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2013, 2012 and 2011 was $24,264, $28,229 and $21,584,
 respectively. The amount payable to SFG at December 31, 2013 and 2012 was $2,908 and $3,963, respectively. As of December 31, 2013, the Company also had a receivable from SFG, in the amount of $1,262, related to the advance of future years' defined benefit plan expenses.

 In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $2,000 in 2013, 2012 and 2011, respectively, for this policy. No claims were paid during 2013, 2012 and 2011. As of December 31, 2013 and 2012, reserves held under this policy were $31,885 and $25,662, respectively.

 The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $30,030, $23,614 and $18,309 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013 and 2012, commission revenue due to the Company from its affiliates was $2,263 and $2,232, respectively.

 Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $9,816, $7,623 and $4,319 in commission expenses related to the sales of these products for the years ended December 31, 2013, 2012 and 2011, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

 Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

 The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                      DECEMBER 31, 2013
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $   (571,770)      $    202,325      $   (369,445)
       Less: Reclassification adjustment for gains (losses)
          included in net income                                           (33,626)            11,770           (21,856)
       Unrealized gains (losses) on securities - OTTI                       (8,352)             2,923            (5,429)
       Adjustment to deferred policy acquisition costs                     246,061            (86,122)          159,939
       Adjustment to reserves                                              110,274            (38,596)           71,678
       Adjustment to unearned policy and contract fees                     (99,756)            34,915           (64,841)
       Adjustment to pension and other postretirement plans                  9,730             (3,406)            6,324
       Less: Reclassification adjustment for expenses
          included in net income                                               419               (147)              272
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $   (347,020)      $    123,662      $   (223,358)
                                                                      ==============     ==============    ==============

 The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                      DECEMBER 31, 2012
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     351,867      $    (124,306)    $     227,561
       Less: Reclassification adjustment for gains (losses)
        included in net income                                              (72,034)            25,212           (46,822)
       Unrealized gains (losses) on securities - OTTI                        17,222            (6,028)            11,194
       Adjustment to deferred policy acquisition costs                      (89,533)            31,337           (58,196)
       Adjustment to reserves                                               (44,051)            15,418           (28,633)
       Adjustment to unearned policy and contract fees                        9,761            (3,416)             6,345
       Adjustment to pension and other postretirement plans                  (1,438)               504              (934)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     171,794      $     (61,279)    $     110,515
                                                                      ==============     ==============    ==============

                                                                                      DECEMBER 31, 2011
                                                                      ---------------------------------------------------
                                                                         BEFORE           TAX BENEFIT         NET OF
                                                                           TAX             (EXPENSE)            TAX
                                                                      --------------     --------------    --------------
    Other comprehensive income (loss):
       Unrealized holding gains (losses) on securities arising
        during the period                                             $     319,525      $    (111,423)    $     208,102
       Less: Reclassification adjustment for gains (losses)
        included in net income                                              (67,167)            23,508           (43,659)
       Unrealized gains (losses) on securities - OTTI                        30,660           (10,731)            19,929
       Adjustment to deferred policy acquisition costs                      (99,889)            34,961           (64,928)
       Adjustment to reserves                                               (72,822)            25,488           (47,334)
       Adjustment to unearned policy and contract fees                       57,267           (20,044)            37,223
       Adjustment to pension and other postretirement plans                  (9,688)             3,391            (6,297)
                                                                      --------------     --------------    --------------
            Other comprehensive income (loss)                         $     157,886      $     (54,850)    $     103,036
                                                                      ==============     ==============    ==============

 Information regarding amounts reclassified out of each component of accumulated other comprehensive income (loss) and related tax effects at December 31, 2013 were as follows:

                                                                      AMOUNT
                                                                   RECLASSIFIED
                                                                       FROM
                                                                    ACCUMULATED
                                                                       OTHER              CONSOLIDATED STATEMENT OF
                                                                   COMPREHENSIVE      OPERATIONS AND COMPREHENSIVE INCOME
                                                                   INCOME (LOSS)                (LOSS) LOCATION
                                                                  ----------------    ------------------------------------
    Net unrealized investment gains (losses):
       Unrealized gains (losses)                                  $        41,778     Other net realized investment gains
       Unrealized OTTI losses - OTTI on fixed maturity
        securities                                                           (495)    OTTI on fixed maturity securities
       Unrealized OTTI losses - OTTI on other securities                   (7,657)    Other net realized investment gains
                                                                  ----------------
          Unrealized investment gains (losses), before
             income tax                                                    33,626
       Deferred income tax benefit (expense)                              (11,770)
                                                                  ----------------
             Unrealized investment gains (losses), net of
                income tax                                        $        21,856
                                                                  ================

    Pension and other postretirement plans (1):
       Amortization of prior service benefit                      $           756     General operating expenses
       Amortization of net actuarial losses                                (1,175)    General operating expenses
                                                                  ----------------
          Amortization of pension and other postretirement plan
             items, before income tax                                        (419)
       Deferred income tax benefit (expense)                                  147
                                                                  ----------------
               Amortization of pension and other postretirement
                  plan items, net of income tax                   $          (272)
                                                                  ================


  (1) These accumulated other comprehensive income (loss) items are included in the computation of net periodic benefit costs. See Note 11 for further details.

 The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                                                             2013              2012
                                                                                        ---------------    --------------
    Gross unrealized gains                                                              $     735,374      $   1,173,099
    Gross unrealized losses                                                                  (197,460)           (29,789)
    Gross unrealized losses - OTTI                                                              9,990             18,342
    Adjustment to deferred policy acquisition costs                                           (51,153)          (297,214)
    Adjustment to reserves                                                                    (80,705)          (190,979)
    Adjustment to unearned policy and contract fees                                            (7,048)            92,708
    Adjustment to pension and other postretirement plans                                       (3,848)           (13,997)
                                                                                        ---------------    --------------
                                                                                              405,150            752,170
    Deferred federal income tax expenses                                                     (136,042)          (259,704)
                                                                                        ---------------    --------------
          Net accumulated other comprehensive income (loss)                             $     269,108      $     492,466
                                                                                        ===============    ==============


(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

 Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2013 statutory results, the maximum amount available for the payment of dividends during 2014 by Minnesota Life Insurance Company without prior regulatory approval is $232,968.

 During the years ended December 31, 2013, 2012, and 2011 there were no dividends declared or paid to SFG.

 For the years ended December 31, 2013, 2012 and 2011 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

 The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

 The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2013 and 2012, these securities were reported at fair value of $28,703 and $48,161, respectively.

 The Company has long-term commitments to fund alternative investments and real estate investments totaling $307,724 as of December 31, 2013. The Company estimates that $123,000 of these commitments will be invested in 2014, with the remaining $184,724 invested over the next four years.

 As of December 31, 2013, the Company had committed to originate mortgage loans totaling $137,833 but had not completed the originations.

 As of December 31, 2013, the Company had committed to purchase corporate fixed maturity securities totaling $5,500 but had not completed the purchase transactions.

 As of December 31, 2013, the Company had committed to purchase loan-backed securities totaling $11,914 but had not completed the purchase transactions.

 The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2014, $11,267; 2015, $11,267; 2016, $11,267; 2017, $11,267; 2018, $11,267. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2014, $617; 2015, $606; 2016, $434; 2017, $304; 2018, $276.
 Lease expense, net of sub-lease income, for the years ended December 31, 2013, 2012 and 2011 was $8,672, $8,731, and $8,649, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2014, $3,593; 2015, $2,940; 2016, $2,240; 2017, $1,593; 2018,
 $379.

 At December 31, 2013, the Company had guaranteed the payment of $50,400 of policyholder dividends and discretionary amounts payable in 2014. The Company has pledged fixed maturity securities, valued at $55,590 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

 The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2013 and 2012, the assets held in trust were $561,177 and $582,178, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

 Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

 In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

 In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

 The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2016. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2013 and 2012 was approximately $4,735 and $2,516, respectively.

 The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2013 and 2012, the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,864 and $2,267 as of December 31, 2013 and 2012, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

 The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

 The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2013, 2012 and 2011.

 The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $123,126, $137,877 and $128,147 in 2013, 2012 and 2011, respectively. Statutory surplus of these operations was $2,329,680 and $2,181,829 as of December 31, 2013 and 2012,
 respectively.

(24) SUBSEQUENT EVENTS

 The Company evaluated subsequent events through March 3, 2014, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013
                                 (IN THOUSANDS)

                                                                                                            AS SHOWN
                                                                                                             ON THE
                                                                                                          CONSOLIDATED
TYPE OF INVESTMENT                                                COST (3)               VALUE           BALANCE SHEET (1)
                                                              ------------------   ------------------   ------------------

Fixed maturity securities
     U.S. government                                           $        334,064     $        349,284     $        349,284
     Agencies not backed by the full faith and
       credit of the U.S. government                                    381,881              359,864              359,864
     Foreign governments                                                 44,558               48,422               48,422
     Public utilities                                                   760,486              800,295              800,295
     Asset-backed securities                                            432,732              450,106              450,106
     Mortgage-backed securities                                       3,043,851            3,094,304            3,094,304
     All other corporate fixed maturity securities                    5,785,305            6,049,205            6,049,205
                                                              ------------------   ------------------   ------------------
        Total fixed maturity securities                              10,782,877           11,151,480           11,151,480
                                                              ------------------   ------------------   ------------------

Equity securities:
     Common stocks:
        Public utilities                                                 28,333               29,205               29,205
        Banks, trusts and insurance companies                           174,516              193,694              193,694
        Industrial, miscellaneous and all other                         118,537              167,498              167,498
     Nonredeemable preferred stocks                                      14,722               13,012               13,012
                                                              ------------------   ------------------   ------------------
        Total equity securities                                         336,108              403,409              403,409
                                                              ------------------   ------------------   ------------------

Mortgage loans on real estate                                         1,760,316               xxxxxx            1,760,316
Real estate (2)                                                           4,560               xxxxxx                4,560
Policy loans                                                            356,696               xxxxxx              356,696
Other investments                                                       302,577               xxxxxx              302,577
Alternative investments                                                 407,663               xxxxxx              495,219
Derivative investments                                                  224,375               xxxxxx              224,375
Fixed maturity securities on loan                                        40,659               xxxxxx               40,662
Equity securities on loan                                                 1,403               xxxxxx                1,656
                                                              ------------------                        ------------------
        Total                                                         3,098,249               xxxxxx            3,186,061
                                                              ------------------                        ------------------

Total investments                                              $     14,217,234               xxxxxx     $     14,740,950
                                                              ==================                        ==================




(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $4,560.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.



See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)


                                                        AS OF DECEMBER 31,
                            -----------------------------------------------------------------------
                               DEFERRED         FUTURE POLICY                        OTHER POLICY
                                POLICY            BENEFITS,                           CLAIMS AND
                              ACQUISITION       LOSSES, CLAIMS       UNEARNED          BENEFITS
                                 COSTS          AND SETTLEMENT     PREMIUMS (2)        PAYABLE
         SEGMENT                                 EXPENSES (1)
--------------------------  ----------------   -----------------  ---------------   ---------------

2013:
   Life insurance            $      826,529     $     5,389,801    $     276,458     $     410,247
   Accident and
      health insurance               16,276             659,416           42,588            54,764
   Annuity                          195,581           5,175,368               33               106
                            ----------------   -----------------  ---------------   ---------------
                             $    1,038,386     $    11,224,585    $     319,079     $     465,117
                            ================   =================  ===============   ===============

2012:
   Life insurance            $      534,160     $     4,575,182    $     166,531     $     372,889
   Accident and
      health insurance               18,449             700,621           41,602            48,857
   Annuity                          132,608           5,430,037               50               129
                            ----------------   -----------------  ---------------   ---------------
                             $      685,217     $    10,705,840    $     208,183     $     421,875
                            ================   =================  ===============   ===============

2011:
   Life insurance            $      547,299     $     4,032,968    $     138,391     $     311,251
   Accident and
      health insurance               22,400             706,414           33,280            38,164
   Annuity                          125,048           5,319,429               20                60
                            ----------------   -----------------  ---------------   ---------------
                             $      694,747     $    10,058,811    $     171,691     $     349,475
                            ================   =================  ===============   ===============




                                                                 FOR THE YEARS ENDED DECEMBER 31,
                           ---------------------------------------------------------------------------------------------------------
                                                                   BENEFITS,         AMORTIZATION
                                                   NET           CLAIMS, LOSSES      OF DEFERRED          OTHER
                              PREMIUM          INVESTMENT        AND SETTLEMENT         POLICY          OPERATING         PREMIUMS
                            REVENUE (3)          INCOME           EXPENSES (5)       ACQUISITION        EXPENSES        WRITTEN (4)
         SEGMENT                                                                        COSTS
-------------------------- ---------------   ----------------    ---------------    ---------------  ----------------   ------------

2013:
   Life insurance           $   1,942,327     $      384,771      $   1,783,404      $     144,101    $      678,755
   Accident and
      health insurance            255,050              9,404             94,898              9,837           136,553
   Annuity                        192,109            244,833            238,852             31,852           178,682
                           ---------------   ----------------    ---------------    ---------------  ----------------   ------------
                            $   2,389,486     $      639,008      $   2,117,154      $     185,790    $      993,990    $         -
                           ===============   ================    ===============    ===============  ================   ============

2012:
   Life insurance           $   1,837,046     $      363,692      $   1,649,410      $     138,796    $      622,318
   Accident and
      health insurance            215,540             10,117             86,697             10,481           119,309
   Annuity                        165,249            255,524            251,870             31,190           152,461
                           ---------------   ----------------    ---------------    ---------------  ----------------   ------------
                            $   2,217,835     $      629,333      $   1,987,977      $     180,467    $      894,088    $         -
                           ===============   ================    ===============    ===============  ================   ============

2011:
   Life insurance           $   1,678,480     $      343,629      $   1,508,414      $     121,768    $      581,951
   Accident and
      health insurance            194,097             10,597             77,830              9,940           113,393
   Annuity                        204,774            263,898            300,639             37,473           142,049
                           ---------------   ----------------    ---------------    ---------------  ----------------   ------------
                            $   2,077,351     $      618,124      $   1,886,883      $     169,181    $      837,393    $         -
                           ===============   ================    ===============    ===============  ================   ============



(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends



See accompanying report of independent registered public accounting firm.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011
                                 (IN THOUSANDS)

                                                                                                                          PERCENTAGE
                                                                  CEDED TO           ASSUMED FROM                         OF AMOUNT
                                               GROSS               OTHER                OTHER                NET           ASSUMED
                                               AMOUNT            COMPANIES            COMPANIES            AMOUNT          TO NET
                                            ---------------   -----------------    ---------------    ----------------   -----------


2013:   Life insurance in force              $ 970,957,949     $   279,636,709      $     755,793      $  692,077,033        0.1%
                                            ===============   =================    ===============    ================
        Premiums:
             Life insurance                  $   1,950,364     $       482,370      $      28,737      $    1,496,731        1.9%
             Accident and health insurance         326,696              74,834              3,188             255,050        1.2%
             Annuity                                34,325                   -                  -              34,325        0.0%
                                            ---------------   -----------------    ---------------    ----------------
                  Total premiums             $   2,311,385     $       557,204      $      31,925      $    1,786,106        1.8%
                                            ===============   =================    ===============    ================

2012:   Life insurance in force              $ 851,766,646     $   223,184,654      $     868,248      $  629,450,240        0.1%
                                            ===============   =================    ===============    ================
        Premiums:
             Life insurance                  $   1,740,495     $       347,617      $      22,871      $    1,415,749        1.6%
             Accident and health insurance         311,291              98,612              2,861             215,540        1.3%
             Annuity                                32,539                   -                  -              32,539        0.0%
                                            ---------------   -----------------    ---------------    ----------------
                  Total premiums             $   2,084,325     $       446,229      $      25,732      $    1,663,828        1.5%
                                            ===============   =================    ===============    ================

2011:   Life insurance in force              $ 771,937,513     $   189,269,664      $     897,972      $  583,565,821        0.2%
                                            ===============   =================    ===============    ================
        Premiums:
             Life insurance                  $   1,516,771     $       275,426      $      24,382      $    1,265,727        1.9%
             Accident and health insurance         278,537              88,259              3,819             194,097        2.0%
             Annuity                                82,175                   -                  -              82,175        0.0%
                                            ---------------   -----------------    ---------------    ----------------
                  Total premiums             $   1,877,483     $       363,685      $      28,201      $    1,541,999        1.8%
                                            ===============   =================    ===============    ================

See accompanying report of independent registered public accounting firm.

                            PART C: OTHER INFORMATION

Item Number   Caption in Part C


    26.       Exhibits

    27.       Directors and Officers of the Minnesota Life Insurance Company

    28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

    29.       Indemnification

    30.       Principal Underwriters

    31.       Location of Accounts and Records

    32.       Management Services

    33.       Fee Representation

                            PART C: OTHER INFORMATION

Item 26.  Exhibits

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 27. Directors and Officers of the Minnesota Life Insurance Company

Name and Principal Business Address   Position and Offices with Minnesota Life
-----------------------------------   ----------------------------------------

Brian C. Anderson                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Eric J. Bentley                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                      Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN 55425

John W. Castro                        Director
Merrill Corporation
One Merrill Circle
St. Paul, MN 55108


Gary R. Christensen                   Director, Attorney-in-Fact,
Minnesota Life Insurance Company      Senior Vice President, General
400 Robert Street North               Counsel and Secretary
St. Paul, MN 55101



Susan L. Ebertz                       Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Robert J. Ehren                       Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Julio A. Fesser                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                     Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Sara H. Gavin                         Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN 55437


Eric B. Goodman                       Director
101 North 7th St
Suite 202
Louisville, KY 40202


John F. Grundhofer                    Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN 55402



Christopher M. Hilger                 Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


John H. Hooley                        Director
4623 McDonald Drive Overlook
Stillwater, MN 55082

Daniel H. Kruse                       Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

David J. LePlavy                      Senior Vice President, Treasurer and
Minnesota Life Insurance Company      Control1er
400 Robert Street North
St. Paul, MN 55101

Jean Delaney Nelson                   Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Maria H. O'Phelan                     Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101



Kathleen L. Pinkett                   Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101



Trudy A. Rautio                       Director
Carlson
701 Carlson Parkway
Minnetonka, MN 55305-8215

Robert L. Senkler                     Chairman, President and Chief
Minnesota Life Insurance Company      Executive Officer
400 Robert Street North
St. Paul, MN  55101


Bruce P. Shay                         Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101



Nancy R. Swanson                      Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101





Loyall E. Wilson                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101



Warren J. Zaccaro                     Director, Executive Vice President
Minnesota Life Insurance Company      and Chief Financial Officer
400 Robert Street North
St. Paul, MN 55101

Item 28. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.
     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company
     Securian Financial Network, Inc.
     Securian Ventures, Inc.

     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company
     CNL Financial Corporation (Georgia)
     Capital Financial Group, Inc. (Maryland)
     H. Beck, Inc. (Maryland)
     CFG Insurance Services, Inc. (Maryland)
     Ochs, Inc.
     Securian Casualty Company


Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Personal Finance Company LLC (Delaware)
     Enterprise Holding Corporation
     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company



     American Modern Life Insurance Company
     Balboa Life Insurane Company
     Balboa Life Insurance Company of New York
     Marketview Properties, LLC
     Marketview Properties II, LLC
     Marketview Properties III, LLC
     Marketview Properties IV, LLC



Wholly-owned subsidiaries of Enterprise Holding Corporation:


     Oakleaf Service Corporation
     Vivid Print Solutions, Inc.
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.


Wholly-owned subsidiaries of CNL Financial Corporation:



     Cherokee National Life Insurance Company (Georgia)


Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:


     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:


     CRI Securities, LLC


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.


Item 29.  Indemnification


The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Minnesota Life Variable Life Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Minnesota Life Variable Life Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Minnesota Life Variable Life Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Minnesota Life Variable Life Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Minnesota Life Variable Life Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30.  Principal Underwriters


          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Individual Variable Universal Life Account Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b) The name and principal business address, positions and offices with Securian Financial Services, Inc., and positions and offices with Registrant of each director and officer of Securian Financial Services, Inc. is as follows:

Name and Principal Business Address       Positions and Offices with Underwriter
-----------------------------------       --------------------------------------

George I. Connolly                  President, Chief Executive Officer
Securian Financial Services, Inc.   and Director
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                 Vice President - Business and
Securian Financial Services, Inc.   Market Development
400 Robert Street North
St. Paul, MN 55101

Gary R. Christensen                 Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Richard A. Diehl                    Vice President and Chief Investment
Securian Financial Services, Inc.   Officer
400 Robert Street North
St. Paul, MN 55101


Scott C. Thorson                    Vice President - Business Operations and
Securian Financial Services Inc.    Treasurer
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                    Senior Vice President, Chief Compliance
Securian Financial Services, Inc.   Officer and Secretary
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                   Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



     Name of        Net Underwriting  Compensation on
    Principal        Discounts and     Redemption or    Brokerage       Other
   Underwriter        Commissions      Annuitization   Commissions  Compensation
------------------  ----------------  ---------------  -----------  ------------
Securian Financial
 Services, Inc.     $     20,428,410              --           --            --



Item 31.  Location of Accounts and Records


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101.


Item 32.  Management Services


None.

Item 33.  Fee Representation


Minnesota Life Insurance Company hereby represents that, as to the variable life insurance policies which are the subject of this Registration Statement, File No. 333-109853, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Minnesota Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2014.





                                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                      (Registrant)


                                  By: MINNESOTA LIFE INSURANCE COMPANY
                                      (Depositor)


                                      By:        /s/  Robert L. Senkler
                                         ---------------------------------------
                                                   Robert L. Senkler
                                                 Chairman of the Board,
                                          President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



       Signature               Title                         Date
-----------------------------  ----------------------------  ----------------

/s/ Robert L. Senkler          Chairman, President and       April 25, 2014
-----------------------------  Chief Executive Officer
Robert L. Senkler


*
-----------------------------  Director
Mary K. Brainerd



*
-----------------------------  Director
John W. Castro



*
-----------------------------  Director
Gary R. Christensen

*
-----------------------------  Director
Sara H. Gavin


*
-----------------------------  Director
Eric B. Goodman


*
-----------------------------  Director
John F. Grundhofer



*
-----------------------------  Director
Christopher M. Hilger



*
-----------------------------  Director
John H. Hooley

         Signature              Title                                  Date
-----------------------------   -----------------------------------    ----------------




*
-----------------------------   Director
Trudy A. Rautio




*
-----------------------------   Director
Bruce P. Shay


*
-----------------------------   Director
Warren J. Zaccaro



/s/ Warren J. Zaccaro           Executive Vice President and      April 25, 2014

-----------------------------   Chief Financial Officer
Warren J. Zaccaro               (chief financial officer)




/s/ Warren J. Zaccaro           Executive Vice President and      April 25, 2014
-----------------------------   Chief Financial Officer
Warren J. Zaccaro               (chief accounting officer)




/s/ David J. LePlavy            Senior Vice President, Treasurer  April 25, 2014
-----------------------------   and Controller
David J. LePlavy                (treasurer)




/s/ Gary R. Christensen         Director, Attorney-in-Fact,       April 25, 2014
-----------------------------   Senior Vice President, General
Gary R. Christensen             Counsel and Secretary







* Pursuant to power of attorney dated February 10,2014, a copy of which is filed herewith.

                                  EXHIBIT INDEX



Exhibit Number    Description of Exhibit

26(a) Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985, previously filed as Exhibit 26(a) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(b)             Not Applicable.

26(c)(1) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

26(c)(2)          Agent and General Agent Sales Agreements, previously filed as
                  Exhibit 27(c)(3) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Post-Effective Amendment Number 1, on April 23, 2004, is hereby incorporated by reference.

26(c)(3)          Combined with the Exhibit listed under 27(c)(3) above.

26(d)(1) Variable Adjustable Life Insurance Policy 03-640, previously filed as exhibit 27(d)(1) to Registrant's Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(2) Family Term Agreement-Children, form 02-904, previously filed as exhibit 27(d)(2) to Registrant's Form N-6, File Number 333-109853,Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(3) Exchange of Insureds Agreement, form 02-914, previously filed as exhibit 27(d)(3) to Registrant's Form N-6, File Number 333-109853,Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(4) Inflation Agreement, form 02-916, previously filed as exhibit 27(d)(4) to Registrant's Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(5)          Waiver of Premium Agreement, form 02-917, previously filed as exhibit 27(d)(5) to Registrant's Form N-6, File Number 333-109853,Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(6) Business Continuation Agreement, form 02-929, previously filed as exhibit 27(d)(6) to Registrant's Form N-6, File Number 333-109853,Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(7) Accelerated Benefit Agreement, form 02-931, previously filed as exhibit 27(d)(7) to Registrant's Form N-6, File Number 333-109853,Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(8) Face Amount Increase Agreement, form 02-915, previously filed as exhibit 27(d)(8) to Registrant's Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003, is hereby incorporated by reference.

26(d)(9)          Enhanced Guarantee Agreement, form 04-906, previously filed as exhibit 27(d)(9) to Registrant's Form N-6, File Number 333-109853, Post-Effective Amendment Number 2, on February 28, 2005, is hereby incorporated by reference.

26(d)(10)         Enhanced Guarantee Choice Agreement, form 04-908, previously filed as Exhibit 26(d)(10) to Registrant's Form N-6, File
                  Number 33-109853, Post-Effective Amendment Number 4 on April
                  21, 2006, is hereby incorporated by reference.

26(e)(1) Application Part 1, form F59410 Rev 8-2012, previously filed as exhibit 26(e)(1) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial Registration Statement, on August 28, 2012, is hereby incorporated by reference.

26(e)(2) Application Part 3 - New Issue, form ICC 12-59536 1-2012, previously filed as exhibit 26(e)(2) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(3) Policy Change - Application Part 1, form F59538 Rev 8-2012, previously filed as exhibit 26(e)(5) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Initial Registration Statement, on August 28, 2012, is hereby incorporated by reference.

26(e)(4) Policy Change Application Part 3, form ICC 12-59534 1-2012, previously filed as exhibit 26(e)(3) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(5) Policy Change Application, form F59537 Rev 1-2012, previously filed as exhibit 26(e)(4) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(6) Application Part 2, form ICC 12-59573 1-2012, previously filed as exhibit 26(e)(7) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(7) Application Part 2, form ICC 12-59572 1-2012, previously filed as exhibit 26(e)(6) to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(e)(8) Application Part 2, form ICC 12-59573-T 1-2012, previously filed as exhibit 26(e)(8) to Minnesota Life Variable Life Account's to Minnesota Life Individual Variable Universal Life Account's Form N-6, File Number 333-183590, Post-Effective Amendment Number 1, on February 27, 2013, is hereby incorporated by reference.

26(f)(1) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit 27(f)(1) to Registrant's Form N-6, File Number 333-109853, Initial Registration Statement, on October 21, 2003 is hereby incorporated by reference.

26(f)(2) Bylaws of the Depositor, previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

26(g) Reinsurance Contract, previously filed as Exhibit 27(g) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(1)(i)       Participation Agreement among Securian Funds Trust, Advantus
                  Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post
                  Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(1)(ii)      Shareholder Information Agreement among Securian Funds Trust and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post Effective Amendment Number
                  32, on April 27, 2012, is hereby incorporated by reference.

26(h)(2)(i)       Fund Participation Agreement between Janus Aspen Series, Janus
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(2)(i) to Minnesota Life
                  Variable Universal Life Account's Form N-6, File Number
                  33-85496, Post-Effective Amendment Number 10, on February 27,
                  2003, is hereby incorporated by reference.

26(h)(2)(ii)      Addendum Dated May 1, 2000 to Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  27(h)(2)(ii) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iii)     Amendment to Fund Participation Agreement between Janus Aspen
                  Series, Janus Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6,
                  File Number 33-85496, Post-Effective Amendment Number 10, on
                  February 27, 2003, is hereby incorporated by reference.

26(h)(2)(iv)      Amendment Dated December 1, 2002 to Fund Participation
                  Agreement between Janus Aspen Series, Janus Distributors, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 10, on February 27, 2003, is hereby incorporated by reference.

26(h)(2)(v)       Amendment Dated March 1, 2004 to Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, filed on April 22, 2005 as
                  Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life
                  Account's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 14, is hereby incorporated by reference.

26(h)(2)(vi)      Amendment dated May 1, 2005 to the Fund Participation
                  Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-64395, Post-Effective Amendment
                  Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(2)(vii)     Amendment Number Two to the Fund Participation Agreement
                  between Janus Aspen Series, Janus Distributors LLC and
                  Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(2)(viii)    Rule 22c-2 Shareholder Information Agreement between Janus
                  Capital Management, LLC, Janus Services LLC, Janus
                  Distributors LLC, Janus Aspen Series and Minnesota Life
                  Insurance Company, filed on April 20, 2007 as Exhibit
                  26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496,
                  Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(i)       Amended and Restated Participation Agreement among Variable
                  Insurance Products Fund, Fidelity Distributors Corporation and
                  Minnesota Life Insurance Company, filed on April 20, 2007 as
                  Exhibit 26(h)(3) to Registrant's Form N-6, File Number
                  33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

26(h)(3)(ii)      First Amendment to Amended and Restated Participation
                  Agreement among Minnesota Life Insurance Company, Fidelity
                  Distributors Corporation, Variable Insurance Products Fund,
                  Variable Insurance Products Fund II, Variable Insurance
                  Products Fund III and Variable Insurance Products Fund IV, previously filed on December 14, 2007 as exhibit 26(h)(4)(ii) to Minnesota Life Individual Variable Universal Life Account's
                  Form N-6, File Number 333-144604, Pre-Effective Amendment
                  Number 1, is hereby incorporated by reference.


26(h)(4)(i)       Fund Shareholder Services Agreement between Minnesota Life
                  Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity
                  Account's Form N-4, File Number 811-4294, Post-Effective
                  Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


26(h)(5)(i)       Participation Agreement among Oppenheimer Variable Account
                  Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 24(c)(8)(x) to Variable
                  Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(5)(ii)      Amendment No. 1 to the Participation Agreement among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Number 2, on April
                  29, 2003, is hereby incorporated by reference.

26(h)(5)(iii)     Amendment No. 2 to the Participation Agreement among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-91784, Post-Effective Amendment Number 2, on April
                  29, 2003, is hereby incorporated by reference.

26(h)(5)(iv)      Amendment No. 3 to the Participation Agreement among
                  Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post-Effective Amendment Number
                  23, on April 26, 2005, is hereby incorporated by reference.

26(h)(5)(v)       Amendment No. 4 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                  Life Insurance Company, previously filed as Exhibit
                  26(h)(7)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(5)(vi)      Amendment No. 5 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, Oppenheimer Funds, Inc. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(k)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(5)(vi)(i)   Amendment No. 6 to Participation Agreement among Oppenheimer
                  Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota
                  Life Insurance Company, previously filed on October 4, 2007 as
                  Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.

26(h)(5)(vii)     Shareholder Information Agreement Under Rule 22c-2 of the
                  Investment Company Act of 1940 among OppenheimerFunds
                  Services, OppenheimerFunds Distributor, Inc. and Minnesota
                  Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(5)(viii)    Amendment No. 7 to Participation Agreement by and among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and
                  Minnesota Life Insurance Company effective August 1, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(5)(ix)      Amendment No. 8 to Participation Agreement by and among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(5)(ix) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post- Effective Amendment
                  Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(5)(x)       Amendment No. 9 to Participation Agreement by and among
                  Oppenheimer Variable Account Funds, OppenheimerFunds, Inc.
                  and Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's
                  Form N-6, File Number 33-3233, Post- Effective Amendment
                  Number 35 on April 25, 2014, is hereby incorporated by reference.


26(h)(6)(i)       Participation Agreement among Panorama Series Fund, Inc.,
                  OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(x) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(ii)      Amendment No. 1 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iii)     Amendment No. 2 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 24(c)(8)(y)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(6)(iv)      Amendment No. 3 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-3233, Post-Effective Amendment Number 23, on April 26,
                  2005, is hereby incorporated by reference.

26(h)(6)(v)       Amendment No. 4 to Participation Agreement among Panorama
                  Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number
                  33-64395, Post-Effective Amendment Number 13, on April 21,
                  2006, is hereby incorporated by reference.

26(h)(6)(vi)      Amendment No. 5 to Participation Agreement among Panorama
                  Series Funds, Inc., Oppenheimer Funds, Inc. and Minnesota Life
                  Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(l)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(6)(vii)     Amendment No. 6 to the Participation Agreement among Panorama
                  Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life
                  Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post Effective Amendment Number 34, on
                  April 24, 2013, is hereby incorporated by reference.

26(h)(7)(i)       Participation Agreement among Putnam Variable Trust, Putnam
                  Retail Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(ii)      Schedule A as amended May 1, 2003 to the Participation
                  Agreement among Putnam Variable Trust, Putnam Retail
                  Management, L.P. and Minnesota Life Insurance Company, previously filed as Exhibit 24(c)(8)(z)(i) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-

                  Effective Amendment Number 2, on April 29, 2003, is hereby incorporated by reference.

26(h)(7)(iii)     Amendment No. 1 to Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management, L.P. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(m)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(7)(iv)      Rule 22c-2 Agreement among Putnam Fiduciary Trust Company,
                  Putnam Retail Management Limited Partnership and Minnesota
                  Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


26(h)(7)(v)       Amendment No. 2 to the Participation Agreement among Putnam
                  Variable Trust, Putnam Retail Management, L.P. and Minnesota
                  Life Insurance Company, previously filed on December 15, 2008 as Exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Number
                  17, is hereby incorporated by reference.

26(h)(7)(vi)      Third Amendment to Supplement to Participation Agreement among
                  Putnam Variable Trust, Putnam Retail Management Limited
                  Partnership and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(i)(iv) to Variable
                  Annuity Account's Form N-4, File Number 333-91784, Post-
                  Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(8)(i)       Participation Agreement by and among AIM Variable Insurance
                  Funds, AIM Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(ii)      Schedule A as amended May 1, 2003 to the Participation
                  Agreement among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(10)(ii) to Registrant's Form
                  N-6, File Number 333-96383, Post-Effective Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(8)(iii)     Amendment No. 1 to the Participation Agreement dated March 4,
                  2002, by and among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(8)(iv)      Amendment No. 2 to the Participation Agreement dated March 2,
                  2002, by and among AIM Variable Insurance Funds, AIM
                  Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(8)(v)       Amendment No. 3 to Participation Agreement by and among AIM
                  Variable Insurance Funds, AIM Distributors, Inc. and Minnesota
                  Life Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(n)(iv) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(8)(vi)      Intermediary Agreement Regarding Compliance with SEC Rule
                  22c-2 between AIM Investment Services, Inc. and Minnesota Life
                  Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4,
                  File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


26(h)(8)(vii)     Amendment No. 4 to Participation Agreement by and among AIM
                  Variable Insurance Funds, A I M Distributors, Inc., Minnesota
                  Life Insurance Company and Securian Financial Services, Inc.
                  effective April 30, 2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(j)(v) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Numbers 26 and
                  171, is hereby incorporated by reference.


26(h)(9)(i)       Shareholder Services Agreement among American Century
                  Investment Services, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(11) to Registrant's
                  Form N-6, File Number 333-96383, Post-Effective Amendment
                  Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(9)(ii)      Amendment No. 1 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-64395, Post-Effective Amendment Number 13, on April
                  21, 2006, is hereby incorporated by reference.

26(h)(9)(iii)     Shareholder Information Agreement between American Century
                  Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


26(h)(10)(i)      Not Applicable.

26(h)(10)(ii)     Not Applicable.


26(h)(11)(i)      Participation Agreement among MFS Variable Insurance Trust,
                  Massachusetts Financial Services Company and Minnesota Life
                  Insurance Company, previously filed as Exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(11)(ii)     Amendment No. 1 to the Participation Agreement among MFS
                  Variable Insurance Trust, Massachusetts Financial Services
                  Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(ii) to Registrant's Form N-6, File Number
                  333-96383, Post-Effective Amendment Number 4, on April 30,
                  2003, is hereby incorporated by reference.

26(h)(11)(iii)    Amendment No. 2 to the Participation Agreement among MFS
                  Variable Insurance Trust, Massachusetts Financial Services
                  Company and Minnesota Life Insurance Company, previously filed as Exhibit 27(h)(13)(iii) to Registrant's Form N-6, File
                  Number 333-96383, Post-Effective Amendment Number 4, on April
                  30, 2003, is hereby incorporated by reference.

26(h)(11)(iv)     Amendment No. 3 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(13)(iv) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(v)      Amendment No. 4 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(13)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vi)     Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial
                  Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(11)(vii)    Amendment No. 5 to Participation Agreement among MFS Variable
                  Insurance Trust, Massachusetts Financial Services Company and
                  Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-

                  4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(11)(viii)   Rule 22c-2 Shareholder Information Agreement between MFS Fund
                  Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


26(h)(11)(ix)     Fee letter dated September 1, 2010 referencing the
                  Participation Agreement by and among the MFS Variable
                  Insurance Trust, Minnesota Life Insurance and Massachusetts
                  Financial Services Company previously filed on April 25, 2011 as exhibit 24(c)(8)(l)(vii) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Numbers
                  26 and 171, is hereby incorporated by reference.

26(h)(11)(x)      Amendment No. 6 to Participation Agreement by and among MFS
                  Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective
                  September 1, 2010 previously filed on April 25, 2011 as
                  exhibit 24(c)(8)(l)(viii) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Numbers
                  26 and 171, is hereby incorporated by reference.


26(h)(12)(i)      Participation Agreement as of May 1, 2000 between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(ii)     Amendment to Participation Agreement as of May 1, 2000 between
                  Franklin Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iii)    Amendment No. 2 to Participation Agreement between Franklin
                  Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc. and Minnesota Life Insurance
                  Company, previously filed as Exhibit 27(h)(14)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective
                  Amendment Number 4, on April 30, 2003, is hereby incorporated by reference.

26(h)(12)(iv)     Amendment No. 3 to Participation Agreement by and among
                  Franklin Templeton Variable Insurance Products Trust, Franklin
                  Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc, previously filed as
                  Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

26(h)(12)(v)      Amendment No. 4 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-64395,
                  Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(12)(vi)     Amendment No. 5 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., and Minnesota Life
                  Insurance Company filed on December 20, 2006 as exhibit
                  24(c)(q)(v) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

26(h)(12)(vii)    Rule 22c-2 Agreement between Franklin Templeton Distributors,
                  Inc. and Minnesota Life Insurance Company previously filed on
                  September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity
                  Account's Form N-4, File Number 333-140230, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

26(h)(12)(viii)   Amendment No. 6 to Participation Agreement among Franklin
                  Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., and Minnesota Life
                  Insurance Company, previously filed on October 4, 2007 as
                  Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form
                  N-4, File Number 333-136242, Post-Effective Amendment Number
                  3, is hereby incorporated by reference.


26(h)(12)(ix)     Amendment to Participation Agreement by and among Franklin
                  Templeton Variable Insurance Products Trust, Franklin/
                  Templeton Distributors, Inc. Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16,
                  2010 previously filed on April 25, 2011 as exhibit 24(c)(8)(m)
                  (vii) to Variable Annuity Account's Form N-4, File Number
                  333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(12)(x)      Amendment No. 7 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(12)(xi)     Participation Agreement Addendum dated May 1, 2012 among
                  Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233,
                  Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


26(h)(12)(xii)    Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post
                  Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(12)(xiii)   Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust,
                  Franklin/Templeton Distributors, Inc., Minnesota Life
                  Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post
                  Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


26(h)(13)(i)      Participation Agreement as of September 29, 2003 between
                  Minnesota Life Insurance Company and Waddell & Reed, Inc.
                  previously filed as Exhibit 27(h)(15) to Minnesota Life

                  Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, on February 19, 2004, is hereby incorporated by reference.

26(h)(13)(ii)     Amendment Number One to the Target Funds Participation
                  Agreement among Minnesota Life Insurance Company, Waddell &
                  Reed, Inc. and W&R Target Funds, Inc., previously filed as
                  Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-64395, Post-Effective
                  Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

26(h)(13)(iii)    Shareholder Information Agreement among Ivy Funds Distributor,
                  Inc., Waddell & Reed, Inc. and Minnesota Life Insurance
                  Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to
                  Registrant's Form N-6, File Number 33-85496, Post-Effective
                  Amendment Number 17, is hereby incorporated by reference.

26(h)(13)(iv)     Second Amendment to the Target Funds Participation Agreement
                  among Minnesota Life Insurance Company, Waddell & Reed, Inc.
                  and W&R Target Funds, Inc. previously filed as Exhibit
                  24(c)(8)(n)(ii) to Variable Annuity Account's Form N-4, File
                  Number 333-136242, Post-Effective Amendment Number 6 on
                  February 27, 2009, is hereby incorporated by reference.

26(h)(13)(v)      Third Amendment to Target Funds Participation Agreement
                  among Waddell & Reed, Inc., Ivy Funds Variable Insurance
                  Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(13)(vi)     Fourth Amendment to Ivy Funds Variable Insurance Portfolios
                  Participation Agreement (Excludes Products Sold Through W&R
                  Distribution System) among Minnesota Life Insurance Company,
                  Waddell & Reed, Inc., and Ivy Funds Variable Insurance
                  Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post- Effective Amendment Number 35 on
                  April 25, 2014, is hereby incorporated by reference.


26(h)(14)(i)      Amendment No. 1 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-64395, Post-Effective Amendment Number 13, on April
                  21, 2006, is hereby incorporated by reference.

26(h)(14)(ii)     Amendment No. 2 to Shareholder Services Agreement between
                  Minnesota Life Insurance Company and American Century
                  Investment Services, Inc. , previously filed on October 4,
                  2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's
                  Form N-4, File Number 333-136242, Post-Effective Amendment
                  Number 3, is hereby incorporated by reference.

26(h)(15)(i)      Participation Agreement among Van Kampen Life Investment
                  Trust, Van Kampen Funds, Inc., Van Kampen Asset Management,
                  Inc., and Minnesota Life Insurance Company previously filed on
                  April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(ii)     Amendment Number one to the Agreement between Van Kampen Asset
                  Management, Inc. and Minnesota Life Insurance Company filed on
                  December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Pre-Effective
                  Amendment Number 2, is hereby incorporated by reference.

26(h)(15)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Van Kampen Life Investment
                  Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management, previously filed on April 27, 2010 as Exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(16)(i)      Van Kampen Life Investment Trust Shareholder Information
                  Agreement among Van Kampen Funds Inc., Van Kampen Life
                  Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number
                  333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(h)(17)(i)      Agreement among The Universal Institutional Funds, Inc.,
                  Morgan Stanley Distribution, Inc., Morgan Stanley Investment
                  Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242,
                  Post-Effective Amendment Number 3, is hereby incorporated by reference.

26(h)(17)(ii)     Amendment Number One to Participation Agreement
                  among Minnesota Life Insurance Company, The Universal
                  Institutional Funds, Inc., Morgan Stanley Distribution, Inc.
                  and Morgan Stanley Investment Management Inc., previously filed on April 27, 2010 as Exhibit 26(h)(17)(ii) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post-Effective Amendment Number 30, is hereby incorporated by reference.

26(h)(18)(i)      Fund Participation Agreement among Minnesota Life Insurance
                  Company, Financial Investors Variable Insurance Trust, Alps
                  Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(18)(ii)     Amendment Number One to the Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisers, Inc. and ALPS Distributors,
                  Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242,
                  Post-Effective Amendments 11 and 161 is hereby incorporated by reference.

26(h)(18)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc., previously filed on April 27, 2010 as Exhibit
                  26(h)(18)(iii) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


26(h)(18)(iv)     Amendment Number Three to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc., previously filed as Exhibit 26(h)(18)(iv) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(18)(v)      Amendment Number Four to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

26(h)(18)(vi)     Amendment Number Five to Participation Agreement among
                  Minnesota Life Insurance Company, Financial Investors Variable
                  Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors,
                  Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.


26(h)(19)(i)      Fund Participation Agreement among Neuberger Berman Advisers
                  Management Trust, Neuberger Berman Management Inc. and
                  Minnesota Life Insurance Company, previously filed on October
                  9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's
                  Form N-4, File Number 333-136242, Post-Effective Amendment
                  Number 8, is hereby incorporated by reference.

26(h)(20)(i)      Not applicable

26(h)(21)(i)      Participation Agreement among Minnesota Life Insurance
                  Company, Securian Financial Services, Inc., and
                  AllianceBernstein Investments, Inc. , previously filed on
                  October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity
                  Account's Form N-4, File Number 333-136242, Post-Effective
                  Amendment Number 3, is hereby incorporated by reference.

26(h)(21)(ii)     Amendment Number One to Participation Agreement among
                  Minnesota Life Insurance Company, Securian Financial Services,
                  Inc., AllianceBernstein L.P. and AllianceBernstein
                  Investments, Inc., previously filed on April 27, 2010 as
                  Exhibit 26(h)(21)(ii) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post-Effective
                  Amendment Number 30, is hereby incorporated by reference.

26(h)(21)(iii)    Amendment Number Two to Participation Agreement among
                  Minnesota Life InsuranceCompany, Securian Financial Services,
                  Inc.,AllianceBernstein L.P., and AllianceBernstein
                  Investments,Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6,
                  File Number 33-3233,Post Effective Amendment Number 34, on
                  April 24, 2013, is hereby incorporated by reference.

26(h)(22)(i)      Participation Agreement among Minnesota Life Insurance
                  Company, PIMCO Variable Insurance Trust and Allianz Global
                  Investors Distributors LLC previously filed on April 25, 2011 as exhibit 24(c)(8)(ff) to Variable Annuity Account's Form
                  N-4, File Number 333-91784, Post-Effective Amendment Numbers
                  26 and 171, is hereby incorporated by reference.

26(h)(22)(ii)     Selling Agreement for Advisor Class Shares of PIMCO
                  Variable Insurance Trust between Allianz Global Investors
                  Distributors LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(dd) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iii)    PIMCO Services Agreement for Advisor Class Shares of PIMCO
                  Variable Insurance Trust between Pacific Investment Management
                  Company LLC and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ee) to Variable
                  Annuity Account's Form N-4, File Number 333-91784, Post-
                  Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(22)(iv)     Termination, New Agreements and Amendments Relating to
                  Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO
                  Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life
                  Variable Life Account's Form N-6, File Number 33-3233, Post
                  Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

26(h)(22)(v)      Amendment to Participation Agreement among Minnesota Life
                  Insurance Company, PIMCO Variable Insurance Trust, and
                  PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)
                  (v) to Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post Effective Amendment Number 34, on
                  April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vi)     Amendment to Selling Agreement between Minnesota Life
                  Insurance Company, and PIMCO Investments LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable
                  Life Account's Form N-6, File Number 33-3233, Post Effective
                  Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(22)(vii)    Amendment No. 1 to PIMCO Services Agreement for Advisor
                  Class Shares of PIMCO Variable Insurance Trust Effective
                  May 1, 2013, previously filed as Exhibit 26(h)(22)(vii) to
                  Minnesota Life Variable Life Account's Form N-6, File
                  Number 33-3233, Post Effective Amendment Number 34, on
                  April 24, 2013, is hereby incorporated by reference.

26(h)(23)(i)      Participation Agreement by and between Goldman Sachs Variable
                  Insurance Trust, Goldman, Sachs & Co., and Minnesota Life
                  Insurance Company previously filed on April 25, 2011 as
                  exhibit 24(c)(8)(gg) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Numbers 26 and
                  171, is hereby incorporated by reference.

26(h)(23)(ii)     Administrative Services Agreement between Goldman Sachs Asset
                  Management, L.P. and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(hh) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(23)(iii)    Services Agreement between Goldman, Sachs & Co. and Minnesota
                  Life Insurance Company. previously filed on April 25, 2011 as exhibit 24(c)(8)(ii) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Numbers 26 and
                  171, is hereby incorporated by reference.

26(h)(23)(iv)     Amendment to Participation Agreement between Goldman Sachs
                  Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity
                  Account's Form N-4, File Number 811-4294, Post-Effective
                  Number 193, on July 20, 2012, is hereby incorporated by reference.

26(h)(23)(v)      Second Amendment to Participation Agreement among Goldman
                  Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                  Minnesota Life Insurance Company, previously filed as Exhibit
                  26(h)(23)(v) to Minnesota Life Variable Life Account's Form
                  N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

26(h)(23)(vi)     Third Amendment to Participation Agreement among Goldman
                  Sachs Variable Insurance Trust, Goldman, Sachs & Co., and
                  Minnesota Life Insurance Company, previously filed as
                  Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life
                  Account's Form N-6, File Number 33-3233, Post Effective
                  Amendment Number 34, on April 24, 2013, is hereby incorporatedby reference.

26(h)(23)(vii)   Amendment to Administrative Services Agreement Between
                 Goldman Sachs Asset Management, L.P. and Minnesota Life
                 Insurance Company, previouslyfiled as Exhibit 26(h)(23)
                 (vii) to Minnesota Life Variable Life Account's Form N-6,
                 File Number 33-3233,Post Effective Amendment Number 34, on April 24, 2013,is herebincorporated by reference.

26(h)(24)(i)     Fund Participation and Service Agreement among Minnesota
                 Life Insurance Company, American Funds Distributors, Inc.,
                 American Funds Service Company, Capital Research and
                 Management Company, and American Funds Insurance Series previously filed on April 25, 2011 as exhibit 24(c)(8)(jj) to Variable Annuity Account's Form N-4, File Number 333-91784,
                 Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(ii)     Business Agreement among Minnesota Life Insurance Company,
                  Securian Financial Services, Inc., American Funds
                  Distributors, Inc. and Capital Research and Management Company previously filed on April 25, 2011 as exhibit 24(c)(8)(kk) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

26(h)(24)(iii)    American Funds Rule 22c-2 Agreement among American Funds
                  Service Company and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(ll) to Variable Annuity Account's Form N-4, File Number 333-91784,
                  Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.


26(h)(24)(iv)     Amendment No. 1 to Fund Participation and Service Agreement
                  among Minnesota Life Insurance Company, American Funds
                  Distributors, Inc., American Funds Service Company, Capital
                  Research and Management Company, and American Funds Insurance
                  Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota
                  Life Variable Life Account's Form N-6, File Number 33-3233,
                  Post- Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.


26(i)(1)(i)       Investment Accounting Agreement between Securian Financial
                  Group, Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(q) to Variable Annuity
                  Account's Form N-4, File Number 333-91784, Post-Effective
                  Amendment Number 1, on February 25, 2003, is hereby incorporated by reference.

26(i)(1)(ii)      First Amendment to Investment Accounting Agreement between
                  Securian Financial Group, Inc. and State Street Bank and Trust
                  Company, previously filed on August 15, 2006 as Exhibit
                  26(i)(l)(b) to the Securian Life Variable Universal Life
                  Account's Form N-6, File Number 333-132009, Pre-Effective
                  Amendment Number 1, is hereby incorporated by reference.

26(i)(2)(i)       Administration Agreement between Securian Financial Group,
                  Inc. and State Street Bank and Trust Company, previously filed as Exhibit 24(c)8(r) to Variable Annuity Account's Form N-4,
                  File Number 333-91784, Post-Effective Amendment Number 1, on
                  February 25, 2003, is hereby incorporated by reference.

26(i)(2)(ii)      First Amendment to Administration Agreement between Securian
                  Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6,
                  File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

26(j)             Not Applicable.

26(k)             Opinion and Consent of Timothy E. Wuestenhagen, Esq.

26(l)             Actuarial opinion of Robert J. Ehren, FSA, CLU.


26(m)             Calculation.


26(n)             Consent of KPMG LLP.

26(o)             Not Applicable.

26(p)             Not Applicable.

26(q) Redeemability exemption, previously filed as Exhibit 26(q) to Registrant's Form N-6, File Number 33-3233, Post-Effective Amendment Number 25 on April 20, 2007, is hereby incorporated by reference.

26(r) Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.